UNITED  STATES  SECURITIES  AND  EXCHANGE  COMMISSION
WASHINGTON,  D.C.  20549

FORM  N-CSR

CERTIFIED  SHAREHOLDER  REPORT  OF  REGISTERED
MANAGEMENT  INVESTMENT  COMPANIES

INVESTMENT  COMPANY  ACT  FILE  NUMBER              811-04087
                                      -----------------------
EXETER  FUND,  INC.
-------------------
(EXACT  NAME  OF  REGISTRANT  AS  SPECIFIED  IN  CHARTER)

1100  CHASE  SQUARE,   ROCHESTER,  NY                14604
----------------------------------------------------------
(ADDRESS  OF  PRINCIPAL  EXECUTIVE  OFFICES)         (ZIP  CODE)

B.  REUBEN  AUSPITZ     1100  CHASE  SQUARE,   ROCHESTER,  NY  14604
--------------------------------------------------------------------
(NAME  AND  ADDRESS  OF  AGENT  FOR  SERVICE)

REGISTRANT'S  TELEPHONE  NUMBER,  INCLUDING  AREA  CODE:     585-325-6880
                                                        -----------------

DATE  OF  FISCAL  YEAR  END:                      DECEMBER  31,  2004
                            -----------------------------------------

DATE  OF  REPORTING  PERIOD:    JANUARY  1,  2004  THROUGH  JUNE  30,  2004
                            -----------------------------------------------

FORM N-CSR IS TO BE USED BY MANAGEMENT INVESTMENT COMPANIES TO FILE REPORTS WITH THE COMMISSION NOT LATER THAN 10 DAYS AFTER THE TRANSMISSION TO STOCKHOLDERS OF ANY REPORT THAT IS REQUIRED TO BE TRANSMITTED TO STOCKHOLDERS UNDER RULE 30E-1 UNDER THE INVESTMENT COMPANY ACT OF 1940 (17 CFR 270.30E-1). THE COMMISSION MAY USE THE INFORMATION PROVIDED ON FORM N-CSR IN ITS REGULATORY, DISCLOSURE REVIEW, INSPECTION, AND POLICYMAKING ROLES.

A REGISTRANT IS REQUIRED TO DISCLOSE THE INFORMATION SPECIFIED BY FORM N-CSR, AND THE COMMISSION WILL MAKE THIS INFORMATION PUBLIC. A REGISTRANT IS NOT REQUIRED TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN FORM N-CSR UNLESS THE FORM DISPLAYS A CURRENTLY VALID OFFICE OF MANAGEMENT AND BUDGET ("OMB") CONTROL NUMBER. PLEASE DIRECT COMMENTS CONCERNING THE ACCURACY OF THE INFORMATION COLLECTION BURDEN ESTIMATE AND ANY SUGGESTIONS FOR REDUCING THE BURDEN TO SECRETARY, SECURITIES AND EXCHANGE COMMISSION, 450 FIFTH STREET, NW, WASHINGTON, DC 20549-0609. THE OMB HAS REVIEWED THIS COLLECTION OF INFORMATION UNDER THE CLEARANCE REQUIREMENTS OF 44 U.S.C. SECTION 3507.

ITEM 1:  REPORTS TO STOCKHOLDERS

August  27,  2004


To  Shareholders  of  the  following  Series  of  the  Exeter  Fund:

Small  Cap  Series
International  Series
World  Opportunities  Series
Life  Sciences  Series
Technology  Series
High  Yield  Bond  Series
New  York  Tax  Exempt  Series
Ohio  Tax  Exempt  Series
Diversified  Tax  Exempt  Series


Dear  Shareholder:

Enclosed is a copy of the Semi-Annual Report for each of the above Series of the Exeter Fund in which you were invested as of June 30, 2004. The reports include information about the Series' performance as well as portfolio listings as of that date.

Please contact our Fund Services department at 1-800-466-3863 or your Client Consultant if you have any questions about the Semi-Annual Reports or about the Fund.

Sincerely,

/s/  Amy  J.  Williams

Amy  J.  Williams
Fund  Services  Manager

Exeter  Fund,  Inc.
Semi-Annual  Report
June  30,  2004

Life  Sciences  Series

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

Market conditions were choppy in the first half of 2004 as the anticipation of rising interest rates and high oil prices weighed heavily on investor sentiment. The Life Sciences Series was able to take advantage of the volatility and increase a number of positions as valuations became more attractive. During the first six months of 2004, the Life Sciences Series generated a total return of 3.09%, which exceeded the 2.09% return of the S&P 500 Health Care Index, but was slightly less than the 3.44% return of the S&P 500 Total Return Index. The indices' returns do not reflect fees or expenses.

During the first half of 2004, the Life Sciences Series profited from our relative overweight in the biotechnology sector. The Series benefited from a takeover in one of our largest biotechnology holdings. As we had anticipated, biotechnology valuations have been getting stretched and we took profit in stocks that achieved our sell prices. During the second quarter we selectively reduced the Series' holdings in companies in which new data was not compelling or in which our original thesis was not on track. Looking forward, we continue to believe that the biotechnology sector is poised for strong long-term growth, but we would like to take advantage at a more attractive entry point.

During the first half of the year, we continued to add to existing life sciences instrument holdings. We expect these companies to benefit from new drug approvals and increased research and development spending by their biopharmaceutical customer base. The Series made investments in several life sciences equipment and instrument companies with industrial exposure as a way to capitalize on the cyclical recovery.

We added significantly to the Series' holdings in health care providers and services in an attempt to capitalize on two important life sciences themes. The Series increased its investment in companies that take costs out of the health care system, as well as companies that will benefit from a move to consumer-driven health care.

Recent performance was positively affected by our relative underweight in generic pharmaceuticals, which performed poorly in the first half of 2004. Certain major pharmaceuticals have taken aggressive pricing action to thwart generic competition. If these tactics become the norm, then the long-run viability of the generic pharmaceutical business model may be in jeopardy.

The life sciences sector continues to generate investor enthusiasm, due to the long-term growth outlook. The Life Sciences Series will continue to seek out companies that offer value-added technologies within the framework of our strategies and pricing discipline.

We  wish  you  all  the  best  during  the  second  half  of  2004.

Sincerely,

EXETER  ASSET  MANAGEMENT

Portfolio  Composition  as  of  June  30,  2004  (unaudited)

<graphic>
<pie  chart>



SECTOR ALLOCATION*

Consumer Discretionary                                             2.0%
Financials                                                         2.1%
Health Care                                                       72.5%
Information Technology                                            10.3%
Materials                                                          3.6%
Unit Investment Trusts                                             1.1%
Cash, short-term investments, and liabilities, less other assets   8.4%




*As  a  percentage  of  net  assets.

Performance  Update  as  of  June  30,  2004  (unaudited)



                                                         Average Annual Total Returns
                                                             As of June 30, 2004
                                                           -----------------------
                                                                                         Growth of
                                                              One         Since          a $10,000
                                                             Year       Inception1       Investment*
                                                           -------------------------------------------
Exeter Fund, Inc. - Life Sciences Series2                    21.09%       21.46%         $   24,736

Standard & Poor's (S&P) 500 Total Return Index3              19.10%       -2.41%         $    8,924

Standard & Poor's (S&P) 500 Health Care Index3                5.58%        0.71%         $   10,337




*The value of a $10,000 investment in the Exeter Fund, Inc. - Life Sciences Series from its current activation (11/5/99) to present (6/30/04) as compared to the S&P 500 Total Return Index and the S&P 500 Health Care Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:




             Exeter Fund, Inc.          S&P 500        S&P 500 Health
Date        Life Sciences Series   Total Return Index     Care Index
11/5/99     $             10,000  $            10,000  $        10,000
12/31/99                  10,800               10,745            8,933
12/31/00                  20,229                9,766           12,138
12/31/01                  22,596                8,606           10,662
12/31/02                  18,544                6,705            8,800
12/31/03                  23,994                8,627           10,125
6/30/04                   24,736                8,924           10,337



1Performance numbers for the Series and Indices are calculated from November 5, 1999, the Series' current activation date.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. If a shareholder had made an original investment of $10,000 on the previous activation date of October 7, 1992 and held the investment through the liquidation date on September 21, 1995, the average annual return would have been 18.06% versus 16.36% for the S&P 500 Total Return Index for the same time period.
3The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter Market. The S&P 500 Health Care Index is a capitalization-weighted measure of all the stocks in the S&P 500 Total Return Index that are involved in the business of health care related products and services. The Indices' returns assume daily reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)



                                                          VALUE
                                            SHARES       (NOTE 2)
                                          -----------  ------------
COMMON STOCKS - 90.5%

CONSUMER DISCRETIONARY - 2.0%
SPECIALTY RETAIL - 2.0%
Weight Watchers International, Inc.* . .       89,000  $ 3,483,460
                                                       ------------

FINANCIALS - 2.1%
INSURANCE - 2.1%
American Medical Security Group, Inc.* .      136,000    3,706,000
                                                       ------------

HEALTH CARE - 72.5%
BIOTECHNOLOGY - 10.0%
BioMarin Pharmaceutical, Inc.* . . . . .    1,148,000    6,888,000
Ciphergen Biosystems, Inc.*. . . . . . .      235,900    1,726,788
EXACT Sciences Corp.*. . . . . . . . . .      396,400    2,437,860
Transkaryotic Therapies, Inc.* . . . . .      441,500    6,604,840
                                                       ------------
                                                        17,657,488
                                                       ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 15.1%
Advanced Neuromodulation Systems, Inc.*.      184,000    6,035,200
Cardiac Science, Inc.* . . . . . . . . .    2,775,000    6,798,750
Conceptus, Inc.* . . . . . . . . . . . .      282,000    3,172,500
CTI Molecular Imaging, Inc.* . . . . . .      372,000    5,274,960
Millipore Corp.* . . . . . . . . . . . .       97,000    5,467,890
                                                       ------------
                                                        26,749,300
                                                       ------------

HEALTH CARE PROVIDERS & SERVICES - 29.2%
Allscripts Healthcare Solutions, Inc.* .      914,000    7,165,760
American Healthways, Inc.* . . . . . . .      162,000    4,312,440
AmerisourceBergen Corp.. . . . . . . . .       62,000    3,706,360
Cardinal Health, Inc.. . . . . . . . . .       50,000    3,502,500
CIGNA Corp.. . . . . . . . . . . . . . .       70,000    4,816,700
HCA, Inc.. . . . . . . . . . . . . . . .       90,000    3,743,100
McKesson Corp. . . . . . . . . . . . . .      112,000    3,844,960
Odyssey Healthcare, Inc.*. . . . . . . .      295,000    5,551,900
VistaCare, Inc. - Class A* . . . . . . .      212,000    3,932,600
WebMD Corp.* . . . . . . . . . . . . . .    1,176,000   10,960,320
                                                       ------------
                                                        51,536,640
                                                       ------------

PHARMACEUTICALS - 18.2%
Novartis AG - ADR (Switzerland) (Note 7)      272,000   12,104,000
Pfizer, Inc. . . . . . . . . . . . . . .      142,000    4,867,760
Schering AG (Germany) (Note 7) . . . . .      104,000    6,150,654
Schering-Plough Corp.. . . . . . . . . .      490,000    9,055,200
                                                       ------------
                                                        32,177,614
                                                       ------------
                                                       128,121,042
                                                       ------------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)



                                                                 SHARES/           VALUE
                                                             PRINCIPAL AMOUNT    (NOTE 2)
                                                            ------------------  -----------
INFORMATION TECHNOLOGY - 10.3%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 10.3%
Mettler-Toledo International, Inc.* (Switzerland) (Note 7)            121,000   $5,945,940
Thermo Electron Corp.* . . . . . . . . . . . . . . . . . .            157,000    4,826,180
Varian, Inc.*. . . . . . . . . . . . . . . . . . . . . . .            177,000    7,460,550
                                                                              -------------
                                                                                18,232,670
                                                                              -------------

MATERIALS - 3.6%
CHEMICALS - 3.6%
Lonza Group AG* (Switzerland) (Note 7) . . . . . . . . . .            126,000    6,398,831
                                                                              -------------

TOTAL COMMON STOCKS
(Identified Cost $150,898,214) . . . . . . . . . . . . . .                     159,942,003
                                                                              -------------

UNIT INVESTMENT TRUSTS - 1.1%
Standard & Poor's Depositary Receipts Trust Series 1
(Identified Cost $1,790,920) . . . . . . . . . . . . . . .             16,000    1,832,480
                                                                              -------------

SHORT-TERM INVESTMENTS - 9.5%
Dreyfus Treasury Cash Management - Institutional Shares. .          3,811,809    3,811,809
Fannie Mae Discount Note, 7/15/2004. . . . . . . . . . . .  $       8,000,000    7,996,924
Federal Home Loan Bank Discount Note, 7/15/2004. . . . . .          5,000,000    4,998,094
                                                                              -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $16,806,827). . . . . . . . . . . . . . .                      16,806,827
                                                                              -------------

TOTAL INVESTMENTS - 101.1%
(Identified Cost $169,495,961) . . . . . . . . . . . . . .                     178,581,310

LIABILITIES, LESS OTHER ASSETS - (1.1%). . . . . . . . . .                      (1,901,503)
                                                                              -------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . . .                    $176,679,807
                                                                              =============




*Non-income  producing  security
ADR  -  American  Depository  Receipt

The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  ASSETS  AND  LIABILITIES  (UNAUDITED)

JUNE  30,  2004





ASSETS:
Investments, at value (identified cost $169,495,961) (Note 2). .  $178,581,310
Foreign currency, at value (cost $1) . . . . . . . . . . . . . .             1
Receivable for fund shares sold. . . . . . . . . . . . . . . . .       419,961
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . .        75,784
Dividends receivable . . . . . . . . . . . . . . . . . . . . . .        28,919
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . .         7,496
                                                                  -------------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   179,113,471
                                                                  -------------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . .       142,982
Accrued fund accounting and transfer agent service fees (Note 3)        14,489
Accrued transfer agent fees (Note 3) . . . . . . . . . . . . . .         6,079
Accrued directors' fees (Note 3) . . . . . . . . . . . . . . . .           207
Accrued fund accounting fees (Note 3). . . . . . . . . . . . . .           189
Payable for fund shares repurchased. . . . . . . . . . . . . . .     2,254,102
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . .        15,616
                                                                  -------------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . .     2,433,664
                                                                  -------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $176,679,807
                                                                  =============

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . .  $    143,301
Additional paid-in-capital . . . . . . . . . . . . . . . . . . .   150,681,511
Undistributed net investment loss. . . . . . . . . . . . . . . .      (329,600)
Accumulated net realized gain on investments, foreign currency,
and other assets and liabilities . . . . . . . . . . . . . . . .    17,092,255
Net unrealized appreciation on investments, foreign currency,
and other assets and liabilities . . . . . . . . . . . . . . . .     9,092,340
                                                                  -------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $176,679,807
                                                                  =============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($176,679,807/14,330,071 shares) . . . . . . . .  $      12.33
                                                                  =============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT OF OPERATIONS (UNAUDITED)


FOR THE SIX MONTHS ENDED JUNE 30, 2004


INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $50,680) . . . .  $    653,600
Interest . . . . . . . . . . . . . . . . . . . . . . . .        37,865
                                                          -------------

Total Investment Income. . . . . . . . . . . . . . . . .       691,465
                                                          -------------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . .       865,010
Fund accounting and transfer agent service fees (Note 3)       120,050
Transfer agent fees (Note 3) . . . . . . . . . . . . . .        17,315
Directors' fees (Note 3) . . . . . . . . . . . . . . . .         3,330
Fund accounting fees (Note 3). . . . . . . . . . . . . .           745
Custodian fees . . . . . . . . . . . . . . . . . . . . .        12,890
Miscellaneous. . . . . . . . . . . . . . . . . . . . . .        30,583
                                                          -------------

Total Expenses . . . . . . . . . . . . . . . . . . . . .     1,049,923
Less reduction of expenses (Note 3). . . . . . . . . . .       (28,858)
                                                          -------------

Net Expenses . . . . . . . . . . . . . . . . . . . . . .     1,021,065
                                                          -------------

NET INVESTMENT LOSS. . . . . . . . . . . . . . . . . . .      (329,600)
                                                          -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on -
Investments. . . . . . . . . . . . . . . . . . . . . . .    15,959,750
Foreign currency and other assets and liabilities. . . .           162
                                                          -------------
                                                            15,959,912
                                                          -------------

Net change in unrealized appreciation on -
Investments. . . . . . . . . . . . . . . . . . . . . . .   (10,498,778)
Foreign currency and other assets and liabilities. . . .          (763)
                                                          -------------
                                                           (10,499,541)
                                                          -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . .     5,460,371
                                                          -------------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . . . .  $  5,130,771
                                                          =============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                         FOR THE SIX
                                                         MONTHS ENDED      FOR THE
                                                           6/30/04       YEAR ENDED
                                                         (UNAUDITED)      12/31/03
                                                        --------------  -------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss. . . . . . . . . . . . . . . . . .  $    (329,600)  $   (258,843)
Net realized gain on investments . . . . . . . . . . .     15,959,912      3,116,515
Net change in unrealized appreciation on
investments. . . . . . . . . . . . . . . . . . . . . .    (10,499,541)    33,845,357
                                                        --------------  -------------

Net increase from operations . . . . . . . . . . . . .      5,130,771     36,703,029
                                                        --------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 9):

From net realized gain on investments. . . . . . . . .              -     (1,802,678)
                                                        --------------  -------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions (Note 5).      6,559,209      9,844,390
                                                        --------------  -------------

Net increase in net assets . . . . . . . . . . . . . .     11,689,980     44,744,741

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .    164,989,827    120,245,086
                                                        --------------  -------------

END OF PERIOD (including undistributed net investment
loss of $329,600 and $0, respectively) . . . . . . .    $ 176,679,807   $164,989,827
                                                        ==============  =============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL HIGHLIGHTS



                                               FOR THE SIX
                                               MONTHS ENDED                                                 FOR THE PERIOD
                                                 6/30/04                  FOR THE YEARS ENDED                11/5/99 1 TO
                                               (UNAUDITED)    12/31/03    12/31/02    12/31/01    12/31/00     12/31/99
                                               -----------    ---------   ---------   ---------   ---------   ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . .    $   11.96     $   9.35    $  12.52    $ 12.69     $  10.80     $  10.00
                                               -----------    ---------   ---------   ---------   ---------   ----------

Income (loss) from investment operations:
Net investment income (loss) . . . . . . . .        (0.02)       (0.02)      (0.02)     (0.04)       (0.03)        - 3
Net realized and unrealized gain (loss) on
investments . . . . . . . . . . . . . . . .          0.39         2.76       (2.23)      1.47         9.00         0.80
                                               -----------    ---------   ---------   ---------   ---------   ----------

Total from investment operations . . . . . .         0.37         2.74       (2.25)      1.43         8.97         0.80
                                               -----------    ---------   ---------   ---------   ---------   ----------

Less distributions to shareholders:
From net investment income . . . . . . . . .        -              -          - 3       (0.05)       - 3          -
From net realized gain on investments. . . .        -            (0.13)      (0.92)     (1.55)       (7.08)       -
                                               -----------    ---------   ---------   ---------   ---------   ----------

Total distributions to shareholders. . . . .        -            (0.13)      (0.92)     (1.60)       (7.08)       -
                                               -----------    ---------   ---------   ---------   ---------   ----------

NET ASSET VALUE - END OF PERIOD. . . . . . .    $   12.33     $  11.96      $ 9.35    $ 12.52      $ 12.69      $ 10.80
                                               ============  ==========   =========   =========  ==========   ==========

Total return2. . . . . . . . . . . . . . . .         3.09%       29.39%     (17.93%)    11.70%       87.31%        8.00%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses*. . . . . . . . . . . . . . . . . .         1.18%4       1.18%       1.20%      1.14%        1.11%        1.22%4
Net investment income (loss) . . . . . . . .        (0.38%)4     (0.19%)     (0.25%)    (0.36%)      (0.30%)       0.02%4

Portfolio turnover . . . . . . . . . . . . .          50%          86%         76%       120%         162%          10%

NET ASSETS - END OF PERIOD (000's omitted) .    $  176,680    $ 164,990   $ 120,245   $141,039   $  138,063      $82,770
                                               ============  ==========   =========   =========  ==========    ==========

*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:




0.03%4  0.01%    N/A  N/A  N/A  N/A



1Recommencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.
3Less  than  $0.01  per  share.
4Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.     ORGANIZATION

Life Sciences Series (the "Series") is a no-load non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies in industries based on the life sciences and related industries.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. On November 5, 1999, the Series resumed sales of shares to advisory clients and employees of the Advisor and its affiliates. On May 1, 2001, the Series began offering shares directly to investors. Previously, the Series was available from time to time to employees and advisory clients of the Advisor.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2004, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as Life Sciences Series common stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Notes  to  Financial  Statements  (unaudited)

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

Notes  to  Financial  Statements  (unaudited)

The Advisor has voluntarily agreed, until at least December 31, 2004, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.18% of average daily net assets each year. Accordingly, the Advisor waived fees of $28,858 for the six months ended June 30, 2004, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund will pay the Advisor an annual fee of 0.15% of the Fund's net assets up to $900 million, 0.11% for the Fund's net assets between $900 million and $1.5 billion, and 0.07% for the Fund's net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses will be charged. Expenses not directly attributable to a series will be allocated based on each series' relative net assets. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended June 30, 2004, purchases and sales of securities, other than short-term securities, were $87,115,981 and $80,494,370, respectively.

5.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Life  Sciences  Series  were:




                        FOR THE SIX MONTHS                FOR THE YEAR
                          ENDED 6/30/04                  ENDED 12/31/03
             -------------------------------------  ------------------------

                   SHARES              AMOUNT         SHARES       AMOUNT
             -------------------  ----------------  ----------  ------------
Sold                  1,235,024   $    15,170,076   1,765,175   $17,742,630
Reinvested                    -                 -     152,948     1,758,172
Repurchased            (700,702)       (8,610,867)   (978,131)   (9,656,412)
             -------------------  ----------------  ----------  ------------
Total                   534,322   $     6,559,209     939,992   $ 9,844,390
             ===================  ================  ==========  ============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.     FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2004.

Notes  to  Financial  Statements  (unaudited)

7.     FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.     LIFE  SCIENCES  SECURITIES

The Series may focus its investments in certain related life sciences industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.     FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2003 were as follows:



Ordinary income          $1,725,329
Long-term capital gains      77,349



For the year ended December 31, 2003, the Series elected to defer $287,784 of capital losses attributable to Post-October losses.

At June 30, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $169,495,961

Unrealized appreciation               $ 19,631,628
Unrealized depreciation                (10,546,279)
                                      -------------
Net unrealized appreciation           $  9,085,349
                                      =============

Literature  Requests

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request:

By  phone                                            1-800-466-3863
On  the  Securities  and  Exchange
Commission  (SEC)  web  site                         http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------

Beginning no later than August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th will be available without charge, upon request:

By  phone                                            1-800-466-3863
On  the  SEC's  web  site                            http://www.sec.gov


PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. You may obtain these documents without charge, upon request:

By  phone                                            1-800-466-3863
On  the  SEC's  web  site                            http://www.sec.gov

Exeter  Fund,  Inc.
Semi-Annual  Report
June  30,  2004

New  York  Tax  Exempt  Series

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

It is tough to feel good about a market when through the first six months of the year returns were negative, which was the case in the municipal bond market for the first six months of 2004. Any sense of well-being comes from an economy that is improving, which in turn has allowed municipal credit quality to improve as well. Municipal spreads began to tighten toward the end of last year, when the economy first showed signs of life, and as we moved through the first six months of this year, those spreads remained fairly constant.

While almost every economic indicator was suggesting that the economy was improving during the first quarter of 2004, there was one economic indicator that cast a rather large shadow. That was the number of jobs being created, or rather, the lack thereof. That all changed with the non-farm payroll release for March, which came out in April, and the positive surprises continued through the second quarter of the year. Over that four-month period, the economy added a little more than one million new jobs. That, in combination with other releases, painted a relatively rosy picture regarding the state of the economy. When that happens, interest rates tend to move up, and this time was no exception.

While the economy was gathering steam, energy prices were also rising, as were food prices. Many economists look at inflation measures after backing out the effects of food and energy costs, but even after doing that, it was apparent that inflation was moving up from what had been 40-year lows. It was just a year ago that everyone was panicked about deflation, but by the second quarter of this year, inflation had moved back into the market's consciousness.

An improving economy along with an up-tick in inflation definitely caught the attention of the Federal Reserve (the "Fed"), especially given the fact that the Fed Funds target was at an accommodative 1.0%. That began to change on the last day of June when the Fed raised the Fed Funds target to 1.25% and suggested that was the first of many measured responses. While it is tough to know just how high they will go, on average the Fed has raised the Fed Funds target by 250 basis points (2.5%) during its "tightening" cycle. If that holds true, the target will move to 3.50%. While much of the tightening cycle for short-term rates may already be discounted in the yields of longer-term bonds, the shift to Fed tightening has generally led to an added level of uncertainty in the bond markets.

The New York Tax Exempt Series tracked the performance of the market indices during the first half of 2004, with a return of -0.99%. The Series was invested with a higher quality bias that has served it well and should continue to serve it well going forward.

Over the longer term, municipal yields will fluctuate; sometimes the cyclical pressures will push them higher, and other times they will push them lower. The key to investment success will always require a focus on the secular (non-cyclical)forces that drive interest rates. As for the higher-quality bias of the funds, that reflects our risk-averse style and a preference for holding more liquid securities.

We  wish  you  all  the  best  during  the  second  half  of  2004.

Sincerely,

Exeter  Asset  Management

Portfolio  Composition  as  of  June  30,  2004  (unaudited)

<graphic>
<pie  chart>



BOND TYPES1

Certificate of Participation   0.4%
General Obligation Bonds      73.9%
Revenue Bonds                 25.7%




1As  a  percentage  of  municipal  securities.

<graphic>
<pie  chart>



QUALITY RATINGS2
Aaa               91.9%
Aa                 4.9%
A                  2.7%
Baa                0.5%




2Using  Moody's  Ratings,  as  a  percentage  of  municipal  securities.

Performance  Update  as  of  June  30,  2004  (unaudited)



                                                              Average Annual Total Returns
                                                                  As of June 30, 2004
                                                          -------------------------------------
                                                                                                  Growth of
                                                               One    Five    Ten      Since      a $10,000
                                                               Year   Year    Year   Inception1   Investment*
                                                          -----------------------------------------------------
Exeter Fund, Inc. - New York Tax Exempt Series2               0.01%   5.22%   5.57%   4.77%       $  16,277

Merrill Lynch Intermediate Municipal Bond Index3              0.27%   5.98%   6.10%   5.48%       $  17,469



*The value of a $10,000 investment in the Exeter Fund, Inc. - New York Tax Exempt Series from its inception (1/17/94) to present (6/30/04) as compared to the Merrill Lynch Intermediate Municipal Bond Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



                Exeter Fund, Inc.                 Merrill Lynch
Date       New York Tax Exempt Series   Intermediate Municipal Bond Index
1/17/94    $                    10,000  $                           10,000
12/94                            9,318                               9,719
12/95                           10,882                              11,020
12/96                           11,243                              11,532
12/97                           12,180                              12,419
12/98                           12,853                              13,197
12/99                           12,349                              13,196
12/00                           13,861                              14,468
12/01                           14,410                              15,213
12/02                           15,823                              16,807
12/03                           16,441                              17,616
6/30/04                         16,277                              17,469



1Performance numbers for the Series and Index are calculated from January 17, 1994, the Series' inception date.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3The unmanaged Merrill Lynch Intermediate Municipal Bond Index is a market value weighted measure of approximately 400 municipal bonds issued across the United States. The Index is comprised of investment grade securities. Index returns assume reinvestment of coupons and, unlike Series returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004 (UNAUDITED)



                                                                                               CREDIT
                                                                                               RATING*    PRINCIPAL      VALUE
                                                                                             (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                             -----------  ----------  -----------
NEW YORK MUNICIPAL SECURITIES - 96.1%
Amherst, Public Impt., G.O. Bond, FGIC, 4.625%, 3/1/2007. . . . . . . . . . . . . . . . . .  Aaa          $  200,000  $  210,606
Arlington Central School District, G.O. Bond, MBIA, 4.625%, 12/15/2024. . . . . . . . . . .  Aaa             845,000     810,642
Arlington Central School District, G.O. Bond, MBIA, 4.625%, 12/15/2025. . . . . . . . . . .  Aaa             365,000     347,798
Auburn City School District, G.O. Bond, FGIC, 4.55%, 12/1/2006. . . . . . . . . . . . . . .  Aaa             385,000     405,759
Bayport-Blue Point Union Free School District, G.O. Bond, FGIC, 5.60%, 6/15/2012. . . . . .  Aaa             250,000     269,797
Beacon City School District, G.O. Bond, MBIA, 5.60%, 7/15/2019. . . . . . . . . . . . . . .  Aaa             500,000     561,255
Brighton Central School District, G.O. Bond, FSA, 5.40%, 6/1/2012 . . . . . . . . . . . . .  Aaa             250,000     270,155
Broome County, Public Safety Facility, Certificate of Participation, MBIA, 5.00%, 4/1/2006.  Aaa             250,000     255,647
Buffalo, G.O. Bond, Series A, MBIA, 5.00%, 12/1/2009. . . . . . . . . . . . . . . . . . . .  Aaa             150,000     158,998
Buffalo, G.O. Bond, Series A, AMBAC, 5.20%, 2/1/2010. . . . . . . . . . . . . . . . . . . .  Aaa             250,000     268,545
Buffalo Municipal Water Finance Authority, Water Systems, Revenue Bond,
Series A, FGIC, 5.00%, 7/1/2028 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             750,000     744,300
Cattaraugus County, Public Impt., G.O. Bond, AMBAC, 5.00%, 8/1/2007 . . . . . . . . . . . .  Aaa             300,000     320,799
Chittenango Central School District, G.O. Bond, FGIC, 5.375%, 6/15/2016 . . . . . . . . . .  Aaa             200,000     204,476
Clyde-Savannah Central School District, G.O. Bond, FGIC, 5.00%, 6/1/2013. . . . . . . . . .  Aaa             500,000     540,965
Colonie, G.O. Bond, MBIA, 5.20%, 8/15/2008. . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             100,000     105,564
Cortlandville, G.O. Bond, FSA, 5.40%, 6/15/2013 . . . . . . . . . . . . . . . . . . . . . .  Aaa             155,000     160,657
Dryden Central School District, G.O. Bond, FSA, 5.50%, 6/15/2011. . . . . . . . . . . . . .  Aaa             200,000     210,910
East Aurora Union Free School District, G.O. Bond, FGIC, 5.20%, 6/15/2011 . . . . . . . . .  Aaa             300,000     315,324
East Hampton Town, G.O. Bond, MBIA, 4.625%, 1/15/2007 . . . . . . . . . . . . . . . . . . .  Aaa             175,000     175,245
East Hampton Town, G.O. Bond, MBIA, 4.625%, 1/15/2008 . . . . . . . . . . . . . . . . . . .  Aaa             175,000     175,245
Eastchester, Public Impt., G.O. Bond, Series B, FSA, 4.90%, 10/15/2011. . . . . . . . . . .  Aaa             385,000     406,063
Ellenville Central School District, G.O. Bond, FSA, 5.375%, 5/1/2009. . . . . . . . . . . .  Aaa             210,000     225,011
Ellenville Central School District, G.O. Bond, AMBAC, 5.70%, 5/1/2011 . . . . . . . . . . .  Aaa             700,000     767,256
Erie County, G.O. Bond, Series B, FGIC, 5.50%, 6/15/2009. . . . . . . . . . . . . . . . . .  Aaa             100,000     104,918
Erie County, G.O. Bond, Series B, FGIC, 5.50%, 6/15/2025. . . . . . . . . . . . . . . . . .  Aaa             400,000     414,588
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 4.00%, 3/15/2006. . . . . . . . . . .  Aaa           1,500,000   1,546,590



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004 (UNAUDITED)



                                                                                        CREDIT
                                                                                        RATING*       PRINCIPAL         VALUE
                                                                                      (UNAUDITED)       AMOUNT        (NOTE 2)
                                                                                      -----------  ----------------  -----------
NEW YORK MUNICIPAL SECURITIES (continued)
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 5.00%, 9/1/2014. . . . . . . .  Aaa          $        500,000  $  530,230
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 4.75%, 10/1/2016 . . . . . . .  Aaa                   550,000     564,558
Fairport Central School District, G.O. Bond, FSA, 5.00%, 6/1/2019. . . . . . . . . .  Aaa                   500,000     517,830
Franklin Square Union Free School District, G.O. Bond, FGIC, 5.00%, 1/15/2021. . . .  Aaa                   520,000     531,768
Freeport, G.O. Bond, Series A, FGIC, 4.00%, 1/15/2014. . . . . . . . . . . . . . . .  Aaa                   540,000     537,030
Gloversville City School District, G.O. Bond, FSA, 5.00%, 6/15/2005. . . . . . . . .  Aaa                   350,000     361,399
Greece Central School District, G.O. Bond, FSA, 4.60%, 6/15/2018 . . . . . . . . . .  Aaa                   180,000     180,806
Guilderland Central School District, G.O. Bond, FGIC, 5.00%, 5/15/2016 . . . . . . .  Aaa                   400,000     419,912
Hamburg Central School District, G.O. Bond, FGIC, 5.375%, 6/1/2014 . . . . . . . . .  Aaa                   600,000     659,064
Hempstead Town, Prerefunded Balance, G.O. Bond,
Series B, FGIC, 5.625%, 2/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . .  AAA1                   35,000      37,627
Hempstead Town, Unrefunded Balance, G.O. Bond,
Series B, FGIC, 5.625%, 2/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                   165,000     176,449
Holland Central School District, G.O. Bond, FGIC, 6.125%, 6/15/2010. . . . . . . . .  Aaa                   245,000     260,540
Huntington, G.O. Bond, AMBAC, 5.90%, 1/15/2007 . . . . . . . . . . . . . . . . . . .  Aaa                   300,000     311,289
Huntington, G.O. Bond, MBIA, 5.875%, 9/1/2009. . . . . . . . . . . . . . . . . . . .  Aaa                   250,000     256,747
Islip, Public Impt., G.O. Bond, FGIC, 5.375%, 6/15/2015. . . . . . . . . . . . . . .  Aaa                 1,555,000   1,682,852
Jamesville-Dewitt Central School District, G.O. Bond, AMBAC, 5.75%, 6/15/2009. . . .  Aaa                   420,000     470,354
Jordan-El Bridge Central School District, G.O. Bond, AMBAC, 5.875%, 6/15/2008. . . .  Aaa                   500,000     530,280
Le Roy Central School District, G.O. Bond, FGIC, 0.10%, 6/15/2008. . . . . . . . . .  Aaa                   350,000     311,497
Longwood Central School District at Middle Island, G.O. Bond, FSA, 5.00%, 6/15/2017.  Aaa                   250,000     274,323
Longwood Central School District at Middle Island, G.O. Bond, FSA, 5.00%, 6/15/2018.  Aaa                   250,000     274,323
Metropolitan Transportation Authority, Service Contract, Revenue Bond,
Series B, FGIC, 5.50%, 7/1/2011. . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                 1,000,000   1,116,030
Middletown City School District, G.O. Bond, Series A, AMBAC, 5.50%, 11/15/2005 . . .  Aaa                   175,000     183,680
Monroe County, Public Impt., G.O. Bond, AMBAC,
4.90%, 6/1/2005. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                   165,000     170,029
Monroe County, Public Impt., Unrefunded Balance,
G.O. Bond, AMBAC, 4.90%, 6/1/2005. . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    85,000      87,593


The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004 (UNAUDITED)


                                                                                        CREDIT
                                                                                        RATING*       PRINCIPAL         VALUE
                                                                                      (UNAUDITED)       AMOUNT        (NOTE 2)
                                                                                      -----------  ----------------  -----------
NEW  YORK  MUNICIPAL  SECURITIES  (continued)

Monroe County Water Authority, Revenue Bond, 5.00%, 8/1/2019. . . . . . . . . . . . . Aa3         $ 1,700,000        $ 1,739,304
Monroe County, Water Impt., G.O. Bond, 5.25%, 2/1/2017. . . . . . . . . . . . . . . . Baa1            320,000            328,637
Mount Morris Central School District, G.O. Bond, FGIC, 4.125%, 6/15/2013. . . . . . . Aaa             790,000            805,958
Nassau  County,  Combined  Sewer  Districts,  G.O.  Bond,  Series  F,  MBIA,
5.35%, 7/1/2008. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa           1,500,000          1,632,030
Nassau County, General Impt., G.O. Bond, Series C, FSA, 5.125%, 1/1/2014. . . . . . . Aaa             500,000            535,125
Nassau  County,  General  Impt.,  G.O.  Bond,  Series  U,  AMBAC,
5.25%, 11/1/2014. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa             335,000            360,731
Nassau  County,  General  Impt.,  G.O.  Bond,  Series  V,  AMBAC,
5.25%, 3/1/2015. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Aaa             385,000            408,150
New Rochelle, G.O. Bond, Series C, MBIA, 6.20%, 3/15/2007. . . . . . . . . . . . . . .Aaa             175,000            180,129
New York, G.O. Bond, Series I, MBIA, 5.00%, 5/15/2028. . . . . . . . . . . . . . . . .Aaa           1,900,000          1,883,926
New York, G.O. Bond, Series K, FSA, 5.375%, 8/1/2020 . . . . . . . . . . . . . . . . .Aaa           1,000,000          1,051,260
New  York  City  Municipal  Water  Finance  Authority,  Revenue  Bond,
Series E, FGIC, 5.00%, 6/15/2026 . . . . . . . . . . . . . . . . . . . . . . . . . . .Aaa             750,000            748,988
New  York  City  Municipal  Water  Finance  Authority,  Water  &  Sewer Systems,
Revenue Bond, Series B, FGIC,  5.125%, 6/15/2030 . . . . . . . . . . . . . . . . . . .Aaa           2,000,000          2,003,140
New  York  City  Transitional  Finance Authority, Revenue Bond, Series A, 5.50%,
2/15/2011. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Aa2           1,000,000          1,120,650
New York State, G.O. Bond, Series A, 4.60%, 3/15/2013. . . . . . . . . . . . . . . . .A2              475,000            495,772
New York State, G.O. Bond, Series B, 5.125%, 3/1/2018. . . . . . . . . . . . . . . . .A2            1,000,000          1,034,270
New York State, G.O. Bond, Series C, FSA, 5.00%, 4/15/2012 . . . . . . . . . . . . . .AAA1            700,000            758,856
New York State, G.O. Bond, Series D, AMBAC, 5.00%, 7/15/2015 . . . . . . . . . . . . .Aaa             500,000            526,590
New  York  State  Dormitory  Authority,  Columbia  University,
Revenue Bond, Series A, 5.00%, 7/1/2025. . . . . . . . . . . . . . . . . . . . . . . .Aaa             500,000            504,925
New  York  State  Environmental  Facilities  Corp.,  Clean  Water  &  Drinking,
Revenue Bond, MBIA, 5.00%, 6/15/2021 . . . . . . . . . . . . . . . . . . . . . . . . .Aaa             600,000            613,824
New  York  State  Environmental  Facilities  Corp.,  Clean  Water  &  Drinking,
Revenue Bond, 5.00%, 6/15/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . .Aaa           1,000,000            994,570
New  York  State  Environmental  Facilities  Corp.,  Pollution
Control, Revenue Bond, Pooled LN-B, 6.65%, 9/15/2013 . . . . . . . . . . . . . . . . .Aaa             250,000            252,570
New  York  State  Environmental  Facilities  Corp.,  Pollution
Control, Revenue Bond, Series E, MBIA, 5.00%, 6/15/2012. . . . . . . . . . . . . . . .Aaa             200,000            212,930


The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004 (UNAUDITED)



                                                                                           CREDIT
                                                                                           RATING*    PRINCIPAL     VALUE
                                                                                         (UNAUDITED)    AMOUNT    (NOTE 2)
                                                                                         -----------  ----------  ---------
NEW YORK MUNICIPAL SECURITIES (continued)
New York State Environmental Facilities Corp., Pollution Control,
Prerefunded Balance, Revenue Bond, Series A, 4.65%, 6/15/2007 . . . . . . . . . . . . .  Aaa          $  135,000  $144,099
New York State Environmental Facilities Corp., Pollution Control,
Unrefunded Balance, Revenue Bond, Series B, 5.20%, 5/15/2014. . . . . . . . . . . . . .  Aaa             440,000   480,621
New York State Environmental Facilities Corp., Pollution Control,
Prerefunded Balance, Revenue Bond, Series A, 5.20%, 6/15/2015 . . . . . . . . . . . . .  Aaa             225,000   242,528
New York State Environmental Facilities Corp., Pollution Control,
Unrefunded Balance, Revenue Bond, Series A, 4.65%, 6/15/2007. . . . . . . . . . . . . .  Aaa             115,000   121,448
New York State Environmental Facilities Corp., Pollution Control,
Unrefunded Balance, Revenue Bond, Series A, 5.20%, 6/15/2015. . . . . . . . . . . . . .  Aaa              25,000    26,370
New York State Housing Finance Agency, State University
Construction, Revenue Bond, Series A, 8.00%, 5/1/2011 . . . . . . . . . . . . . . . . .  Aaa             250,000   301,928
New York State Local Government Assistance Corp., Revenue Bond,
Series A, 6.00%, 4/1/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  A1              250,000   263,365
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series A, FGIC, 5.50%, 4/1/2015 . . . . . . . . . . . . . . . . . . . . .  Aaa             320,000   348,013
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series B, MBIA, 5.25%, 4/1/2016 . . . . . . . . . . . . . . . . . . . . .  Aaa             300,000   320,343
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series A, AMBAC, 5.25%, 4/1/2017. . . . . . . . . . . . . . . . . . . . .  Aaa             555,000   587,429
New York State Thruway Authority, Highway & Bridge,
Revenue Bond, Series B, MBIA, 5.75%, 4/1/2006 . . . . . . . . . . . . . . . . . . . . .  Aaa             100,000   104,630
New York State Thruway Authority, Personal Income Tax Revenue,
Revenue Bond, Series A, FSA, 5.00%, 3/15/2014 . . . . . . . . . . . . . . . . . . . . .  Aaa             500,000   534,840
New York State Thruway Authority, Personal Income Tax Revenue,
Revenue Bond, Series A, MBIA, 5.00%, 3/15/2016. . . . . . . . . . . . . . . . . . . . .  Aaa             300,000   315,768
New York State Urban Development Corp., Revenue Bond, 5.375%, 7/1/2022. . . . . . . . .  Aaa             400,000   425,020
New York State Urban Development Corp., Correctional Capital Facilities, Revenue Bond,
Series A, FSA, 5.25%, 1/1/2014. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             500,000   547,350
Niagara County, G.O. Bond, MBIA, 5.90%, 7/15/2014 . . . . . . . . . . . . . . . . . . .  Aaa             350,000   364,770
Niagara County, G.O. Bond, Series B, MBIA, 5.20%, 1/15/2011 . . . . . . . . . . . . . .  Aaa             400,000   409,144
North Hempstead, G.O. Bond, Series A, FGIC, 4.75%, 1/15/2023. . . . . . . . . . . . . .  Aaa           1,000,000   985,430



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004 (UNAUDITED)



                                                                                                CREDIT
                                                                                                RATING*    PRINCIPAL      VALUE
                                                                                              (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                              -----------  ----------  -----------
NEW YORK MUNICIPAL SECURITIES (continued)
Norwich City School District, G.O. Bond, FSA, 5.00%, 6/15/2010 . . . . . . . . . . . . . . .  Aaa          $  250,000  $  271,350
Panama Central School District, G.O. Bond, FGIC, 5.00%, 6/15/2019. . . . . . . . . . . . . .  Aaa             595,000     613,499
Patchogue-Medford Union Free School District, G.O. Bond, Series A, FGIC, 3.50%, 7/1/2012 . .  AAA1            805,000     789,013
Pavilion Central School District, G.O. Bond, FSA, 5.625%, 6/15/2018. . . . . . . . . . . . .  Aaa             880,000     963,424
Phelps-Clifton Springs Central School District, G.O. Bond, Series B, MBIA, 5.00%, 6/15/2021.  Aaa             850,000     880,473
Phelps-Clifton Springs Central School District, G.O. Bond, Series B, MBIA, 5.00%, 6/15/2022.  Aaa             450,000     463,392
Queensbury, G O. Bond, Series A, FGIC, 5.50%, 4/15/2011. . . . . . . . . . . . . . . . . . .  Aaa             150,000     157,295
Queensbury, G.O. Bond, Series A, FGIC, 5.50%, 4/15/2012. . . . . . . . . . . . . . . . . . .  Aaa             350,000     367,021
Ravena Coeymans Selkirk Central School District, G.O. Bond, FSA, 4.25%, 6/15/2014. . . . . .  Aaa           1,180,000   1,192,886
Rochester, G.O. Bond, Series A, AMBAC, 4.70%, 8/15/2006. . . . . . . . . . . . . . . . . . .  Aaa              10,000      10,526
Rochester, Unrefunded Balance, G.O. Bond, Series A, AMBAC, 4.70%, 8/15/2006. . . . . . . . .  Aaa             240,000     252,262
Rochester, G.O. Bond, Series A, AMBAC, 5.00%, 8/15/2020. . . . . . . . . . . . . . . . . . .  Aaa             250,000     263,918
Rochester, G.O. Bond, Series A, AMBAC, 5.00%, 8/15/2022. . . . . . . . . . . . . . . . . . .  Aaa              95,000      99,156
Rome, G.O. Bond, AMBAC, 5.20%, 12/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             390,000     403,361
Rondout Valley Central School District, G.O. Bond, FSA, 5.375%, 3/1/2020 . . . . . . . . . .  Aaa             500,000     557,375
Schenectady, G.O. Bond, MBIA, 5.30%, 2/1/2011. . . . . . . . . . . . . . . . . . . . . . . .  Aaa             250,000     269,597
Scotia Glenville Central School District, G.O. Bond, FGIC, 5.50%, 6/15/2020. . . . . . . . .  Aaa           1,025,000   1,144,986
South Country Central School District of Brookhaven, G.O. Bond,
FGIC, 5.50%, 9/15/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             380,000     388,793
South Glens Falls Central School District, Prerefunded Balance,
G.O. Bond, FGIC, 5.375%, 6/15/2018 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             605,000     672,373
South Glens Falls Central School District, Unrefunded Balance,
G.O. Bond, FGIC, 5.375%, 6/15/2018 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa              95,000     102,316
South Huntington Union Free School District, G.O. Bond, FGIC, 5.00%, 9/15/2016 . . . . . . .  Aaa             325,000     341,676
South Huntington Union Free School District, G.O. Bond, FGIC, 5.10%, 9/15/2017 . . . . . . .  Aaa             100,000     105,510
Steuben County, Public Impt., G.O. Bond, AMBAC, 5.60%, 5/1/2006. . . . . . . . . . . . . . .  Aaa             500,000     512,495
Suffolk County, G.O. Bond, Series A, FGIC, 4.75%, 8/1/2019 . . . . . . . . . . . . . . . . .  Aaa             895,000     900,996
Suffolk County Water Authority, Revenue Bond, MBIA, 5.10%, 6/1/2009. . . . . . . . . . . . .  Aaa             250,000     271,575



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004 (UNAUDITED)

                                                                                   CREDIT
                                                                                   RATING*       PRINCIPAL        VALUE
                                                                                 (UNAUDITED)       AMOUNT       (NOTE 2)
                                                                                 -----------  ----------------  ---------
NEW YORK MUNICIPAL SECURITIES (continued)
Suffolk County Water Authority, Revenue Bond, Series A, AMBAC, 5.00%, 6/1/2017.  Aaa          $        400,000  $415,440
Sullivan County, Public Impt., G.O. Bond, MBIA, 5.125%, 3/15/2013 . . . . . . .  Aaa                   330,000   334,227
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC, 5.40%, 8/1/2017 . . . . . .  Aaa                   700,000   754,572
Syracuse, Public Impt., G.O. Bond, Series C, AMBAC, 5.50%, 8/1/2018 . . . . . .  Aaa                   850,000   921,272
Three Village Central School District, G.O. Bond, FSA, 5.375%, 6/15/2007. . . .  Aaa                   230,000   246,429
Tompkins County, Public Impt., G.O. Bond, Series B,
5.10%, 4/1/2020 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa2                   400,000   409,212
Triborough Bridge & Tunnel Authority, Revenue Bond,
Series A, MBIA, 4.75%, 1/1/2019 . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                   300,000   313,080
Triborough Bridge & Tunnel Authority, Revenue Bond, Subordinate Bonds,
FGIC, 5.00%, 11/15/2032 . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                 1,000,000   985,030
Warwick Valley Central School District, G.O. Bond, FSA, 5.60%, 1/15/2018. . . .  Aaa                   575,000   627,607
Warwick Valley Central School District, G.O. Bond, FSA, 5.625%, 1/15/2022 . . .  Aaa                   380,000   408,903
Wayne County, Public Impt., G.O. Bond, MBIA, 4.125%, 6/1/2024 . . . . . . . . .  Aaa                   500,000   436,325
West Seneca Central School District, G.O. Bond, FSA, 5.00%, 5/1/2011. . . . . .  Aaa                   300,000   325,560
Westchester County, G.O. Bond, Series A, 4.75%, 12/15/2008. . . . . . . . . . .  Aaa                   250,000   258,882
Westchester County, G.O. Bond, Series A, 4.75%, 12/15/2009. . . . . . . . . . .  Aaa                   250,000   262,125
Westchester County, G.O. Bond, Series B, 4.30%, 12/15/2011. . . . . . . . . . .  Aaa                    15,000    15,017
Westchester County, G.O. Bond, Series B, 3.70%, 12/15/2015. . . . . . . . . . .  Aaa                 1,000,000   944,850
Western Nassau County Water Authority, Water Systems, Revenue Bond,
AMBAC, 5.65%, 5/1/2026. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                   350,000   367,944
William Floyd Union Free School District of the Mostics-Mariches-Shirley,
G.O. Bond, AMBAC, 5.70%, 6/15/2008. . . . . . . . . . . . . . . . . . . . . . .  Aaa                   405,000   448,898
Williamsville Central School District, G.O. Bond, MBIA, 5.00%, 6/15/2012. . . .  Aaa                   490,000   531,273
Wyandanch Union Free School District, G.O. Bond, FSA, 5.60%, 4/1/2017 . . . . .  Aaa                   500,000   537,415
                                                                                                              -----------

TOTAL NEW YORK MUNICIPAL SECURITIES
(Identified Cost $64,623,571) . . . . . . . . . . . . . . . . . . . . . . . . .                               66,678,083
                                                                                                              -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004 (UNAUDITED)




                                                                    VALUE
                                                       SHARES      (NOTE 2)
                                                     -----------  -----------
SHORT-TERM INVESTMENTS - 2.7%
Dreyfus BASIC New York Municipal Money Market Fund
(Identified Cost $1,857,851). . . . . . . . . . . .    1,857,851  $1,857,851
                                                                  -----------

TOTAL INVESTMENTS - 98.8%
(Identified Cost $66,481,422) . . . . . . . . . . .               68,535,934

OTHER ASSETS, LESS LIABILITIES - 1.2% . . . . . . .                  827,833
                                                                  -----------

NET ASSETS - 100% . . . . . . . . . . . . . . . . .              $69,363,767
                                                                 ============





KEY:
G.O.  Bond  -  General  Obligation  Bond
Impt.  -  Improvement

Scheduled  principal  and  interest  payments  are  guaranteed  by:
AMBAC  (AMBAC  Assurance  Corp.)
FGIC  (Financial  Guaranty  Insurance  Co.)
FSA  (Financial  Security  Assurance)
MBIA  (MBIA,  Inc.)
The  insurance  does  not  guarantee  the  market  value of the municipal bonds.

*Credit  ratings  from  Moody's  (unaudited)
1Credit  ratings  from  S&P  (unaudited)

The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 33.2%; MBIA - 17.9%; FSA - 16.5%; AMBAC - 13.6%.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  ASSETS  AND  LIABILITIES  (UNAUDITED)

JUNE  30,  2004





ASSETS:
Investments, at value (identified cost $66,481,422) (Note 2) . .  $68,535,934
Interest receivable. . . . . . . . . . . . . . . . . . . . . . .      788,211
Receivable for fund shares sold. . . . . . . . . . . . . . . . .      101,678
Dividends receivable . . . . . . . . . . . . . . . . . . . . . .        1,316
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . .          168
                                                                  -----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   69,427,307
                                                                  -----------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . .       28,234
Accrued fund accounting and transfer agent service fees (Note 3)        7,764
Accrued transfer agent fees (Note 3) . . . . . . . . . . . . . .        1,202
Accrued fund accounting fees (Note 3). . . . . . . . . . . . . .          439
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . .       15,262
Payable for fund shares repurchased. . . . . . . . . . . . . . .       10,639
                                                                  -----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . .       63,540
                                                                  -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $69,363,767
                                                                  ===========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . .  $    66,574
Additional paid-in-capital . . . . . . . . . . . . . . . . . . .   66,620,511
Undistributed net investment income. . . . . . . . . . . . . . .      416,305
Accumulated net realized gain on investments . . . . . . . . . .      205,865
Net unrealized appreciation on investments . . . . . . . . . . .    2,054,512
                                                                  -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $69,363,767
                                                                  ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($69,363,767/6,657,435 shares) . . . . . . . . .  $     10.42
                                                                  ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  OPERATIONS  (UNAUDITED)

FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2004




INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . . .  $ 1,461,411
Dividends. . . . . . . . . . . . . . . . . . . . . . . .        8,357
                                                          ------------

Total Investment Income. . . . . . . . . . . . . . . . .    1,469,768
                                                          ------------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . .      168,990
Fund accounting and transfer agent service fees (Note 3)       46,900
Fund accounting fees (Note 3). . . . . . . . . . . . . .        8,775
Directors' fees (Note 3) . . . . . . . . . . . . . . . .        3,330
Transfer agent fees (Note 3) . . . . . . . . . . . . . .        2,680
Custodian fees . . . . . . . . . . . . . . . . . . . . .        5,445
Miscellaneous. . . . . . . . . . . . . . . . . . . . . .       16,507
                                                          ------------

Total Expenses . . . . . . . . . . . . . . . . . . . . .      252,627
                                                          ------------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . .    1,217,141
                                                          ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain on investments . . . . . . . . . . . .       80,649
Net change in unrealized appreciation on investments . .   (2,028,984)
                                                          ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . .   (1,948,335)
                                                          ------------

NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . . . .  $  (731,194)
                                                          ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS




                                                            FOR THE SIX
                                                            MONTHS ENDED     FOR THE
                                                              6/30/04       YEAR ENDED
                                                             (UNAUDITED)     12/31/03
                                                           --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income . . . . . . . . . . . . . . . . . .  $   1,217,141   $ 2,298,220
Net realized gain on investments. . . . . . . . . . . . .         80,649       859,644
Net change in unrealized appreciation on
investments . . . . . . . . . . . . . . . . . . . . . . .     (2,028,984)     (769,035)
                                                           --------------  ------------

Net increase (decrease) from operations . . . . . . . . .       (731,194)    2,388,829
                                                           --------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income. . . . . . . . . . . . . . . .     (1,595,231)   (2,234,863)
From net realized gain on investments . . . . . . . . . .              -      (726,929)
                                                           --------------  ------------

Total distributions to shareholders . . . . . . . . . . .     (1,595,231)   (2,961,792)
                                                           --------------  ------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions
(Note 5). . . . . . . . . . . . . . . . . . . . . . . . .      7,497,504       804,773
                                                           --------------  ------------

Net increase in net assets. . . . . . . . . . . . . . . .      5,171,079       231,810

NET ASSETS:

Beginning of period . . . . . . . . . . . . . . . . . . .     64,192,688    63,960,878
                                                           --------------  ------------

END OF PERIOD (including undistributed net
investment income of $416,305 and $794,395, respectively)  $  69,363,767   $64,192,688
                                                           ==============  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL HIGHLIGHTS


                                               FOR THE SIX
                                               MONTHS ENDED
                                                 6/30/04                          FOR THE YEARS ENDED
                                               (UNAUDITED)       12/31/03      12/31/02      12/31/01      12/31/00      12/31/99
                                              --------------  -------------  ------------  ------------  ------------  ------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD. . . .    $   10.77       $  10.89       $  10.36      $ 10.36      $   9.62       $  10.51
                                              --------------  -------------  ------------  ------------  ------------  ------------

Income (loss) from investment operations:
Net investment income. . . . . . . . . . . .         0.18           0.42           0.46         0.46          0.43           0.46
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . .        (0.28)           - 2           0.54        (0.05)         0.73          (0.87)
                                              --------------  -------------  ------------  ------------  ------------  ------------

Total from investment operations . . . . . .        (0.10)          0.42           1.00         0.41          1.16          (0.41)
                                              --------------  -------------  ------------  ------------  ------------  ------------

Less distributions to shareholders:
From net investment income . . . . . . . . .        (0.25)         (0.41)         (0.42)       (0.41)        (0.42)         (0.47)
From net realized gain on investments. . . .          -            (0.13)         (0.05)         -             -            (0.01)
                                              --------------  -------------  ------------  ------------  ------------  ------------

Total distributions to shareholders. . . . .        (0.25)         (0.54)         (0.47)       (0.41)        (0.42)         (0.48)
                                              --------------  -------------  ------------  ------------  ------------  ------------

NET ASSET VALUE - END OF PERIOD. . . . . . .    $   10.42       $  10.77       $  10.89      $ 10.36      $  10.36       $   9.62
                                               ==============  ============  ============  ============  ============  ============

Total return1. . . . . . . . . . . . . . . .        (0.99%)         3.90%          9.81%        3.96%        12.24%         (3.92%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses . . . . . . . . . . . . . . . . . .         0.75%3         0.75%*         0.73%        0.72%         0.68%          0.60%
Net investment income. . . . . . . . . . . .         3.60%3         3.80%          4.20%        4.23%         4.51%          4.45%

Portfolio turnover . . . . . . . . . . . . .           5%            17%            6%           7%            8%             0%

NET ASSETS - END OF PERIOD (000's omitted) .    $   69,364      $ 64,193       $ 63,961     $  66,295     $  66,443      $  51,311
                                               ==============  ============  ============  ============  ============  ============





*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.00%4.


1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03. Periods less than one year are not annualized.
2Less  than  $0.01  per  share.
3Annualized.
4Less  than  0.01%.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.     ORGANIZATION

New York Tax Exempt Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series are offered to investors, employees and clients of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2004, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as New York Tax Exempt Series common stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY VALUATION
Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the "Service"). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund's Board of Directors.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes  to   Financial  Statements  (unaudited)

DISTRIBUTIONS OF INCOME AND GAINS
Distributions  to  shareholders  of  net  investment  income are made quarterly.
Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund will pay the Advisor an annual fee of 0.15% of the Fund's net assets up to $900 million, 0.11% for the Fund's net assets between $900 million and $1.5 billion, and 0.07% for the Fund's net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses will be charged. Expenses not directly attributable to a series will be allocated based on each series' relative net assets. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended June 30, 2004, purchases and sales of securities, other than short-term securities, were $10,914,510 and $3,022,431, respectively.

Notes  to  Financial  Statements (unaudited)

5.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  New  York  Tax  Exempt  Series  were:




                         FOR THE SIX MONTHS              FOR THE YEAR
                           ENDED 6/30/04                ENDED 12/31/03
             -------------------------------------  ------------------------

                   SHARES              AMOUNT        SHARES       AMOUNT
             -------------------  ----------------  ---------  -------------

Sold                    772,325   $     8,308,566    814,798   $  8,825,075
Reinvested              141,181         1,496,549    257,345      2,792,134
Repurchased            (217,569)       (2,307,611)  (984,447)   (10,812,436)
             -------------------  ----------------  ---------  -------------
Total                   695,937   $     7,497,504     87,696   $    804,773
             ===================  ================  =========  =============




Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.     FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2004.

7.     CONCENTRATION  OF  CREDIT

The Series primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.     FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2003 were as follows:



Tax exempt income        $2,170,995
Ordinary income              63,868
Long-term capital gains     726,929

Notes  to  Financial  Statements  (unaudited)

8.     FEDERAL  INCOME  TAX  INFORMATION  (continued)

At June 30, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $66,481,422

Unrealized appreciation               $ 2,606,242
Unrealized depreciation                  (551,730)
                                      ------------
Net unrealized appreciation           $ 2,054,512
                                      ============

Literature  Requests

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request:

By  phone                                            1-800-466-3863
On  the  Securities  and  Exchange
Commission  (SEC)  web  site                         http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------

Beginning no later than August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th will be available without charge, upon request:

By  phone                                            1-800-466-3863
On  the  SEC's  web  site                            http://www.sec.gov


PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. You may obtain these documents without charge, upon request:

By  phone                                            1-800-466-3863
On  the  SEC's  web  site                            http://www.sec.gov

Exeter  Fund,  Inc.
Semi-Annual  Report
June  30,  2004

Diversified  Tax  Exempt  Series

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

It is tough to feel good about a market when through the first six months of the year returns were negative, which was the case in the municipal bond market for the first six months of 2004. Any sense of well-being comes from an economy that is improving, which in turn has allowed municipal credit quality to improve as well. Municipal spreads began to tighten toward the end of last year, when the economy first showed signs of life, and as we moved through the first six months of this year, those spreads remained fairly constant.

While almost every economic indicator was suggesting that the economy was improving during the first quarter of 2004, there was one economic indicator that cast a rather large shadow. That was the number of jobs being created, or rather, the lack thereof. That all changed with the non-farm payroll release for March, which came out in April, and the positive surprises continued through the second quarter of the year. Over that four-month period, the economy added a little more than one million new jobs. That, in combination with other releases, painted a relatively rosy picture regarding the state of the economy. When that happens, interest rates tend to move up, and this time was no exception.

While the economy was gathering steam, energy prices were also rising, as were food prices. Many economists look at inflation measures after backing out the effects of food and energy costs, but even after doing that, it was apparent that inflation was moving up from what had been 40-year lows. It was just a year ago that everyone was panicked about deflation, but by the second quarter of this year, inflation had moved back into the market's consciousness.

An improving economy along with an up-tick in inflation definitely caught the attention of the Federal Reserve (the "Fed"), especially given the fact that the Fed Funds target was at an accommodative 1.0%. That began to change on the last day of June when the Fed raised the Fed Funds target to 1.25% and suggested that was the first of many measured responses. While it is tough to know just how high they will go, on average the Fed has raised the Fed Funds target by 250 basis points (2.5%) during its "tightening" cycle. If that holds true, the target will move to 3.50%. While much of the tightening cycle for short-term rates may already be discounted in the yields of longer-term bonds, the shift to Fed tightening has generally led to an added level of uncertainty in the bond markets.

The Diversified Tax Exempt Series tracked the performance of the market indices during the first half of 2004, with a return of -1.29%. The Series was invested with a higher quality bias that has served it well and should continue to serve it well going forward.

Over the longer term, municipal yields will fluctuate; sometimes the cyclical pressures will push them higher, and other times they will push them lower. The key to investment success will always require a focus on the secular (non-cyclical) forces that drive interest rates. As for the higher-quality bias of the funds, that reflects our risk-averse style and a preference for holding more liquid securities.

We  wish  you  all  the  best  during  the  second  half  of  2004.

Sincerely,

Exeter  Asset  Management

Portfolio  Composition  as  of  June  30,  2004  (unaudited)

<graphic>
<pie  chart>



BOND TYPES1

Certificate of Participation   2.4%
General Obligation Bonds      68.3%
Revenue Bonds                 28.6%
Special Tax                    0.7%




1As  a  percentage  of  municipal  securities.


<graphic>
<pie  chart>




QUALITY RATINGS2

Aaa               87.2%
Aa                11.8%
A                  1.0%




2Using  Moody's  Ratings,  as  a  percentage  of  municipal  securities.

Performance  Update  as  of  June  30,  2004  (unaudited)



                                                         Average Annual Total Returns
                                                             As of June 30, 2004
                                                      ----------------------------------
                                                                                           Growth of
                                                       One     Five    Ten      Since      a $10,000
                                                      Year     Year   Year   Inception1   Investment*
                                                      --------------------------------------------------

Exeter Fund, Inc. - Diversified Tax Exempt Series2   -0.08%   5.14%   5.43%    4.82%       $     16,304

Merrill Lynch Intermediate Municipal Bond Index3      0.27%   5.98%   6.10%    5.51%       $     17,451





*The value of a $10,000 investment in the Exeter Fund, Inc. - Diversified Tax Exempt Series from its inception (2/14/94) to present (6/30/04) as compared to the Merrill Lynch Intermediate Municipal Bond Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



                 Exeter Fund, Inc.                   Merrill Lynch
Date       Diversified Tax Exempt Series   Intermediate Municipal Bond Index
2/14/94    $                       10,000  $                           10,000
12/94                               9,461                               9,709
12/95                              11,003                              11,009
12/96                              11,370                              11,520
12/97                              12,270                              12,406
12/98                              12,944                              13,183
12/99                              12,340                              13,182
12/00                              13,935                              14,453
12/01                              14,453                              15,197
12/02                              15,783                              16,789
12/03                              16,518                              17,597
6/30/04                            16,304                              17,451




1Performance numbers for the Series and Index are calculated from February 14, 1994, the Series' inception date.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3The unmanaged Merrill Lynch Intermediate Municipal Bond Index is a market value weighted measure of approximately 400 municipal bonds issued across the United States. The Index is comprised of investment grade securities. Index returns assume reinvestment of coupons and, unlike Series returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)




                                                                                      CREDIT
                                                                                      RATING*       PRINCIPAL         VALUE
                                                                                    (UNAUDITED)       AMOUNT        (NOTE 2)
                                                                                    -----------  ----------------  -----------
MUNICIPAL SECURITIES - 94.9%
ALABAMA - 2.8%
Bessemer Governmental Utility Services Corp., Water Supply,
Revenue Bond, MBIA, 5.20%, 6/1/2024. . . . . . . . . . . . . . . . . . . . . . . .  Aaa          $        500,000  $  507,350
Fort Payne Waterworks Board, Water Revenue, Revenue Bond, AMBAC
3.50%, 7/1/2015. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  AAA1                  665,000     602,656
Hoover Board of Education, Capital Outlay Warrants,
Special Tax Warrants, MBIA, 5.25%, 2/15/2017 . . . . . . . . . . . . . . . . . . .  Aaa                   500,000     531,330
Mobile County Board of School Commissioners, Capital Outlay Warrants, G.O. Bond,
Series B, AMBAC, 5.00%, 3/1/2018 . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                   500,000     517,525
                                                                                                                   -----------
                                                                                                                    2,158,861
                                                                                                                   -----------

ARIZONA - 2.5%
Maricopa County, Unified School District No. 097 Deer
Valley, Prerefunded Balance, G.O. Bond, FGIC, 5.20%, 7/1/2007. . . . . . . . . . .  Aaa                   115,000     117,313
Maricopa County, Unified School District No. 097 Deer Valley, Unrefunded Balance,
G.O. Bond,  FGIC, 5.20%, 7/1/2007. . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                   135,000     140,006
Salt River Project, Agricultural Improvement & Power
District, Certificate of Participation, MBIA, 5.00%, 12/1/2011 . . . . . . . . . .  Aaa                 1,500,000   1,623,240
                                                                                                                   -----------
                                                                                                                    1,880,559
                                                                                                                   -----------

CALIFORNIA - 3.2%
California State, G.O. Bond, 4.75%, 12/1/2028. . . . . . . . . . . . . . . . . . .  A3                    795,000     731,893
Chula Vista Elementary School District, G.O. Bond,
Series F, MBIA, 4.80%, 8/1/2024. . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                   435,000     424,034
Chula Vista Elementary School District, G.O. Bond,
Series F, MBIA, 4.875%, 8/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                   425,000     416,857
Oak Grove School District, G.O. Bond, FSA, 5.25%, 8/1/2024 . . . . . . . . . . . .  Aaa                   500,000     508,075
Wiseburn School District, G.O. Bond, Series A, FGIC, 5.25%, 8/1/2016 . . . . . . .  Aaa                   330,000     350,519
                                                                                                                   -----------
                                                                                                                    2,431,378
                                                                                                                   -----------

COLORADO - 2.5%
Broomfield, Water Activity, Enterprise Water, Revenue
Bond, MBIA, 5.00%, 12/1/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                   700,000     739,858
Denver City & County School District No. 1, G.O. Bond, FGIC, 5.00%, 12/1/2023. . .  Aaa                 1,000,000   1,009,830
El Paso County School District No. 020, G.O. Bond, Series A, MBIA,
6.20%, 12/15/2007. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                   160,000     177,832
                                                                                                                   -----------
                                                                                                                    1,927,520
                                                                                                                   -----------








The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)



                                                                                      CREDIT
                                                                                      RATING*       PRINCIPAL         VALUE
                                                                                    (UNAUDITED)       AMOUNT        (NOTE 2)
                                                                                    -----------  ----------------  -----------

FLORIDA - 4.0%
Florida State, Jacksonville Transportation, G.O. Bond,
5.00%, 7/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aa2         $  710,000       $  705,676
Florida State Board of Education, Capital Outlay, G.O. Bond, Series A,
5.00%, 6/1/2027 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aa2            750,000          745,717
Florida State Board of Education, Capital Outlay, Public Education, G.O. Bond,
Series 1994 C, MBIA, 5.60%, 6/1/2025 . . . . . . . . . . . . . . . . . . . . . . . . .Aaa            135,000          141,241
Hillsborough County, Capital Impt. Program, County Center Project,  Revenue Bond,
Series B, MBIA, 5.125%, 7/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . .Aaa            400,000          404,828
Miami-Dade County, Educational Facilities Authority, Revenue Bond, Series A,
AMBAC, 5.00%, 4/1/2015. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            510,000          542,344
Tohopekaliga Water Authority, Utility System, Revenue
Bond, Series A, FSA, 5.00%, 10/1/2028 . . . . . . . . . . . . . . . . . . . . . . . . Aaa            510,000          504,166
                                                                                                                    -----------
                                                                                                                    3,043,972
                                                                                                                    -----------


GEORGIA - 3.2%
Atlanta, G.O. Bond, 5.60%, 12/1/2018. . . . . . . . . . . . . . . . . . . . . . . . . Aa3            350,000          357,861
Atlanta, Water & Wastewater, Revenue Bond, Series A, MBIA, 5.00%, 11/1/2033 . . . . . Aaa            310,000          305,753
Georgia State, G.O. Bond, Series B, 5.65%, 3/1/2012 . . . . . . . . . . . . . . . . . Aaa            200,000          226,394
Georgia State, G.O. Bond, Series B, 4.00%, 3/1/2022 . . . . . . . . . . . . . . . . . Aaa          1,270,000        1,117,168
Rockdale County, Water & Sewer Authority, Revenue Bond, FSA, 5.00%, 7/1/2022. . . . . Aaa            450,000          454,559
                                                                                                                    -----------
                                                                                                                    2,461,735
                                                                                                                    -----------

HAWAII - 0.4%
Hawaii State, G.O. Bond, Series CH, 6.00%, 11/1/2007. . . . . . . . . . . . . . . . . Aa3            260,000          286,364
                                                                                                                    -----------

IDAHO - 0.1%
Ada & Canyon Counties Joint School District No. 2
Meridian, G.O. Bond, 5.10%, 7/30/2005 . . . . . . . . . . . . . . . . . . . . . . . . Aa2            100,000          101,310
                                                                                                                    -----------

ILLINOIS - 4.1%
Aurora, G.O. Bond, MBIA, 5.80%, 1/1/2012. . . . . . . . . . . . . . . . . . . . . . . Aaa            190,000          194,144
Chicago, G.O. Bond, FGIC, 5.25%, 1/1/2027 . . . . . . . . . . . . . . . . . . . . . . Aaa            250,000          252,495
Chicago Neighborhoods Alive 21 Program, G.O. Bond, FGIC, 5.375%, 1/1/2026 . . . . . . Aaa            500,000          510,580
Cook County, G.O. Bond, Series A, FGIC, 5.00%, 11/15/2022 . . . . . . . . . . . . . . Aaa            750,000          758,520
Illinois State, Certificate of Participation, Series 1995A, MBIA, 5.60%, 7/1/2010 . . Aaa            100,000          105,660
Illinois State, G.O. Bond, 5.00%, 12/1/2027 . . . . . . . . . . . . . . . . . . . . . Aa3            600,000          590,376
Madison & St. Clair Counties School District No. 010 Collinsville,
G.O. Bond, FGIC, 5.125%, 2/1/2019 . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            500,000          518,480



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)




                                                                                  CREDIT
                                                                                  RATING*       PRINCIPAL         VALUE
                                                                                (UNAUDITED)       AMOUNT        (NOTE 2)
                                                                                -----------  ----------------  -----------
ILLINOIS (continued)
Rock Island County School District No. 041 Rock Island,
G.O. Bond, FSA, 5.125%, 12/1/2015. . . . . . . . . . . . . . . . . . . . . . .  Aaa          $        200,000  $  211,426
                                                                                                               -----------
                                                                                                                3,141,681
                                                                                                               -----------

INDIANA - 2.0%
Avon, Community School Building Corp., Revenue Bond,
AMBAC, 5.25%, 1/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                   925,000     949,586
Bloomington, Sewage Works, Revenue Bond, MBIA, 5.80%, 1/1/2011 . . . . . . . .  Aaa                   150,000     156,250
La Porte County, G.O. Bond, FGIC, 5.20%, 1/15/2018 . . . . . . . . . . . . . .  Aaa                   300,000     315,336
Monroe County Community School Corp., Revenue Bond, MBIA,
5.25%, 7/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa                   125,000     131,801
                                                                                                               -----------
                                                                                                                1,552,973
                                                                                                               -----------

IOWA - 1.5%
Indianola Community School District, G.O. Bond, FGIC, 5.20%, 6/1/2021. . . . .  Aaa                   425,000     441,545
Iowa City Community School District, G.O. Bond, FSA, 4.00%, 6/1/2018 . . . . .  Aaa                   425,000     393,367
Iowa City, Sewer, Revenue Bond, MBIA, 5.75%, 7/1/2021. . . . . . . . . . . . .  Aaa                   250,000     262,750
                                                                                                               -----------
                                                                                                                1,097,662
                                                                                                               -----------

KANSAS - 2.0%
Derby, G.O. Bond, Series A, FSA, 5.00%, 6/1/2015 . . . . . . . . . . . . . . .  Aaa                   275,000     285,538
Johnson County Unified School District No. 229, G.O.
Bond, Series A, 5.00%, 10/1/2014. . . . . . . . . . . . . . . . . . . . . . . . Aa1                   220,000     232,272
Johnson County Unified School District No. 231, G.O.
Bond, Series A, FGIC, 5.75%, 10/1/2016. . . . . . . . . . . . . . . . . . . . . Aaa                   500,000     560,400
Wyandotte County School District No. 204 Bonner Springs, G.O. Bond,
Series A, FSA, 5.375%, 9/1/2015 . . . . . . . . . . . . . . . . . . . . . . . . Aaa                   400,000     431,596
                                                                                                               -----------
                                                                                                                1,509,806
                                                                                                               -----------

KENTUCKY - 2.1%
Jefferson County School District Finance Corp., School
Building, Revenue Bond, Series A, MBIA, 5.00%, 2/1/2011. . . . . . . . . . . .  Aaa                   300,000     319,359
Kentucky State Turnpike Authority, Economic Development, Revenue Bond, AMBAC,
6.50%, 7/1/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa                   250,000     282,772
Louisville & Jefferson County, Metropolitan Sewer District
& Drain System, Revenue Bond, Series A, FGIC, 5.20%, 5/15/2026 . . . . . . . .  Aaa                 1,000,000   1,005,150
                                                                                                               -----------
                                                                                                                1,607,281
                                                                                                               -----------




The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)




                                                                               CREDIT
                                                                               RATING*    PRINCIPAL     VALUE
                                                                             (UNAUDITED)    AMOUNT    (NOTE 2)
                                                                             -----------  ----------- ---------
LOUISIANA - 2.0%
Lafayette Public Power Authority, Electric Revenue,
Revenue Bond, Series A, AMBAC, 5.00%, 11/1/2012 . . . . . . . . . . . . . .  Aaa          $  730,000   $791,831
New Orleans, Sewage Service, Revenue Bond, FGIC, 5.25%, 6/1/2012. . . . . .  Aaa             300,000    322,848
Orleans Parish, Parishwide School District, G.O. Bond,
Series A, FGIC, 5.125%, 9/1/2016. . . . . . . . . . . . . . . . . . . . . .  Aaa             400,000    420,028
                                                                                                      ----------
                                                                                                      1,534,707
                                                                                                      ----------

MAINE - 1.0%
Kennebec, Water District, Revenue Bond, FSA, 5.125%, 12/1/2021. . . . . . .  Aaa             750,000    766,935
                                                                                                      ----------

MARYLAND - 0.4%
Baltimore, Water Project, Revenue Bond, Series A, FGIC, 5.55%, 7/1/2009 . .  Aaa             260,000    288,293
                                                                                                      ----------


MASSACHUSETTS - 4.9%
Boston, G.O. Bond, Series A, MBIA, 4.125%, 1/1/2021 . . . . . . . . . . . .  Aaa           1,000,000    918,190
Boston, G.O. Bond, Series A, MBIA, 4.125%, 1/1/2022 . . . . . . . . . . . .  Aaa             410,000    371,595
Lowell, State Qualified, G.O. Bond, AMBAC, 5.00%, 2/1/2020. . . . . . . . .  Aaa             500,000    513,320
Martha's Vineyard Regional High School District No. 100,
G.O. Bond, AMBAC, 6.70%, 12/15/2014 . . . . . . . . . . . . . . . . . . . .  Aaa             200,000    208,796
Massachusetts Bay Transportation Authority, General Transportation System,
Prerefunded Balance, Revenue Bond, Series B, FSA, 5.25%, 3/1/2026 . . . . .  Aaa             315,000    333,305
Massachusetts Bay Transportation Authority, General Transportation System,
Unrefunded Balance, Revenue Bond, Series B, FSA, 5.25%, 3/1/2026. . . . . .  Aaa             185,000    186,582
Massachusetts Municipal Wholesale Electric Co., Power Supply
System, Revenue Bond, Series A, AMBAC, 5.00%, 7/1/2017. . . . . . . . . . .  Aaa             200,000    204,020
Massachusetts State, G.O. Bond, Series C, AMBAC, 5.75%, 8/1/2010. . . . . .  Aaa             400,000    449,588
Plymouth, G.O. Bond, MBIA, 5.25%, 10/15/2020. . . . . . . . . . . . . . . .  Aaa             100,000    104,807
Richmond, G.O. Bond, MBIA, 5.00%, 4/15/2021 . . . . . . . . . . . . . . . .  Aaa             400,000    408,512
                                                                                                      ----------
                                                                                                      3,698,715
                                                                                                      ----------

MICHIGAN - 3.3%
Comstock Park Public Schools, G.O. Bond, FSA, 5.50%, 5/1/2011 . . . . . . .  Aaa             150,000   158,215
Holly Area School District, G.O. Bond, FGIC, 5.00%, 5/1/2022. . . . . . . .  Aaa             500,000   504,880
Hudsonville Public Schools, G.O. Bond, FGIC, 5.15%, 5/1/2027. . . . . . . .  Aaa             225,000   225,907



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)




                                                                                    CREDIT
                                                                                    RATING*       PRINCIPAL         VALUE
                                                                                  (UNAUDITED)       AMOUNT        (NOTE 2)
                                                                                  -----------  ----------------  -----------
MICHIGAN (continued)
Lincoln Park School District, G.O. Bond, FGIC, 5.00%, 5/1/2026 . . . . . . . . .  Aaa          $        480,000  $  477,442
Muskegon Water Revenue, Revenue Bond, FSA, 4.75%, 5/1/2019 . . . . . . . . . . .  Aaa                   565,000     567,876
Oakland County, George W. Kuhn Drain District,
G.O. Bond, Series B, 5.375%, 4/1/2021. . . . . . . . . . . . . . . . . . . . . .  Aaa                   475,000     497,876
St. Joseph County, Sewer Disposal Systems - Constantine,
G.O. Bond, FSA, 5.00%, 4/1/2012. . . . . . . . . . . . . . . . . . . . . . . . .  AAA1                  100,000     105,303
                                                                                                                  ----------
                                                                                                                  2,537,499
                                                                                                                  ----------

MINNESOTA - 2.1%
Albert Lea Independent School District No. 241, G.O. Bond, MBIA,
5.00%, 2/1/2018. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                   500,000     516,160
Big Lake Independent School District No. 727, G.O. Bond, MBIA,
5.50%, 2/1/2014. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                   500,000     536,495
Minneapolis, G.O. Bond, Series B, 5.20%, 3/1/2013. . . . . . . . . . . . . . . .  Aa1                   300,000     311,073
Western Minnesota, Municipal Power Agency, Revenue
Bond, 6.625%, 1/1/2016 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                   175,000     205,777
                                                                                                                  ----------
                                                                                                                  1,569,505
                                                                                                                  ----------

MISSISSIPPI - 2.4%
Biloxi Public School District, Revenue Bond, MBIA, 5.00%, 4/1/2017 . . . . . . .  Aaa                   500,000     520,080
De Soto County School District, G.O. Bond, FSA, 5.00%, 2/1/2013. . . . . . . . .  Aaa                 1,000,000   1,070,450
Mississippi State, G.O. Bond, 6.30%, 12/1/2006 . . . . . . . . . . . . . . . . .  Aa3                   200,000     204,084
                                                                                                                  ----------
                                                                                                                  1,794,614
                                                                                                                  ----------

MISSOURI - 0.8%
Metropolitan St. Louis Sewer District, Wastewater System Revenue, Revenue Bond,
Series A, MBIA, 3.60%, 5/1/2013. . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                   600,000     580,176
                                                                                                                  ----------

NEVADA - 3.4%
Clark County, Transportation, G.O. Bond, Series A, FGIC, 4.50%, 12/1/2019. . . .  Aaa                   500,000     489,635
Clark County, Public Facilities, G.O. Bond, Series C, FGIC, 5.00%, 6/1/2024. . .  Aaa                   425,000     426,636
Nevada State, Project No. 42, G.O. Bond, 5.70%, 9/1/2008 . . . . . . . . . . . .  Aa2                   200,000     203,468
Nevada State, Project Nos. 66 & 67, G.O. Bond, Series A,
FGIC, 5.00%, 5/15/2028. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa                   750,000     742,020
Truckee Meadows, Water Authority, Revenue Bond, Series A, FSA, 5.00%, 7/1/2025 .  Aaa                   750,000     746,138
                                                                                                                  ----------
                                                                                                                  2,607,897
                                                                                                                  ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)




                                                                                   CREDIT
                                                                                   RATING*    PRINCIPAL      VALUE
                                                                                 (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                 -----------  ----------  -----------
NEW HAMPSHIRE - 0.3%
New Hampshire State, G.O. Bond, 6.60%, 9/1/2014 . . . . . . . . . . . . . . . .  Aa2          $  200,000  $  203,760
                                                                                                          -----------

NEW JERSEY - 2.6%
Jersey City, Water, G.O. Bond, FSA, 5.50%, 3/15/2011. . . . . . . . . . . . . .  Aaa             225,000     244,742
North Hudson Sewerage Authority, Revenue Bond, FGIC, 5.25%, 8/1/2016. . . . . .  AAA1            250,000     264,430
South Brunswick Township Board of Education, G.O. Bond, MBIA, 4.125%, 8/1/2012.  Aaa           1,200,000   1,228,752
West Windsor-Plainsboro Regional School District,
G.O. Bond, FGIC, 5.25%, 12/1/2004 . . . . . . . . . . . . . . . . . . . . . . .  Aaa             250,000     254,165
                                                                                                          ----------
                                                                                                           1,992,089
                                                                                                          -----------

NEW MEXICO- 1.0%
New Mexico Finance Authority, Public Project Revolving Fund, Revenue Bond,
Series A, MBIA, 3.25%, 6/1/2013 . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             805,000     738,410
                                                                                                          ----------

NEW YORK - 5.3%
Erie County, Public Impt., G.O. Bond, Series A, FGIC, 5.00%, 9/1/2014 . . . . .  Aaa             380,000     402,975
Mount Morris Central School District, G.O. Bond, FGIC, 4.125%, 6/15/2014. . . .  Aaa           1,290,000   1,303,648
New York City Municpal Water Finance Authority, Revenue Bond, Series E,
FGIC, 5.00%, 6/15/2026. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             750,000     748,987
Orange County, G.O. Bond, 5.125%, 9/1/2024. . . . . . . . . . . . . . . . . . .  Aa1             500,000     505,730
Orange County, G.O. Bond, Series A, 3.00%, 11/1/2006. . . . . . . . . . . . . .  Aa1             500,000     508,465
Spencerport Central School District, G.O. Bond, FSA, 5.00%, 11/15/2012. . . . .  Aaa             350,000     379,309
Westchester County, Prerefunded Balance, G.O. Bond, 4.75%, 11/15/2016 . . . . .  Aaa              15,000      16,023
Westchester County, Unrefunded Balance, G.O. Bond, 4.75%, 11/15/2016. . . . . .  Aaa             135,000     137,878
                                                                                                          ----------
                                                                                                           4,003,015
                                                                                                          ----------

NORTH CAROLINA - 2.2%
Cary, G.O. Bond, 5.00%, 3/1/2018. . . . . . . . . . . . . . . . . . . . . . . .  Aaa             700,000     736,561
Raleigh, G.O. Bond, 4.40%, 6/1/2017 . . . . . . . . . . . . . . . . . . . . . .  Aaa             250,000     250,383
Union County, G.O. Bond, Series B, FGIC, 5.30%, 3/1/2013. . . . . . . . . . . .  Aaa             250,000     272,738
Wilson, G.O. Bond, AMBAC, 5.10%, 6/1/2019 . . . . . . . . . . . . . . . . . . .  Aaa             400,000     420,772
                                                                                                          ----------
                                                                                                           1,680,454
                                                                                                          ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)




                                                                                  CREDIT
                                                                                  RATING*        PRINCIPAL          VALUE
                                                                                (UNAUDITED)        AMOUNT         (NOTE 2)
                                                                                -----------  ------------------  -----------
OHIO - 2.7%
Cleveland, Various Purposes, G.O. Bond, MBIA, 5.00%, 12/1/2012 . . . . . . . .  Aaa          $        1,140,000  $1,236,718
Oak Hills Local School District, G.O. Bond, MBIA, 5.125%, 12/1/2025. . . . . .  Aaa                     490,000     492,612
Springfield City School District, G.O. Bond, FGIC, 5.20%,
12/1/2023. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                     325,000     335,218
                                                                                                                 -----------
                                                                                                                  2,064,548
                                                                                                                 -----------

OKLAHOMA - 1.0%
Oklahoma State Turnpike Authority, Revenue Bond,
Series A, FGIC, 5.00%, 1/1/2023. . . . . . . . . . . . . . . . . . . . . . . .  Aaa                     750,000     756,008
                                                                                                                 -----------

OREGON - 4.2%
Josephine County Unit School District Three Rivers, G.O.
Bond, FSA, 5.25%, 6/15/2017. . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                     825,000     877,726
Oregon State Board of Higher Educatiion, G.O. Bond, Series B, 5.00%, 8/1/2033.  Aa3                   1,500,000   1,479,555
Salem, Pedestrian Safety Impts., G.O. Bond, FGIC, 5.50%, 5/1/2010. . . . . . .  Aaa                     255,000     268,966
Washington County School District No. 015 Forest Grove, G.O. Bond,
FSA, 5.50%, 6/15/2017. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                     500,000     542,530
                                                                                                                 -----------
                                                                                                                  3,168,777
                                                                                                                 -----------

PENNSYLVANIA - 1.8%
Beaver County, G.O. Bond, MBIA, 5.15%, 10/1/2017 . . . . . . . . . . . . . . .  Aaa                     300,000     316,215
Cambria County, G.O. Bond, Series A, FGIC, 6.10%, 8/15/2016. . . . . . . . . .  Aaa                     350,000     358,711
Pennsylvania State Turnpike Commission, Revenue Bond, AMBAC,
5.375%, 7/15/2019. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                     530,000     563,565
Philadelphia, Water & Wastewater, Revenue Bond, MBIA, 5.60%, 8/1/2018. . . . .  Aaa                     150,000     157,804
                                                                                                                 -----------
                                                                                                                  1,396,295
                                                                                                                 -----------

SOUTH CAROLINA - 4.4%
Beaufort County School District, G.O. Bond, Series A, 5.00%, 3/1/2020. . . . .  Aa1                     500,000     511,055
Orangeburg County Consolidated School District 5, G.O. Bond,
5.625%, 3/1/2019 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa1                     800,000     870,816
South Carolina, Transportation Infrastructure Bank Revenue, Revenue Bond,
Series A, AMBAC, 5.25%, 10/1/2021. . . . . . . . . . . . . . . . . . . . . . .  Aaa                   1,500,000   1,555,215
South Carolina State, State Highway, G.O. Bond, Series B,
5.625%, 7/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                     350,000     380,422
                                                                                                                 -----------
                                                                                                                  3,317,508
                                                                                                                 -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)




                                                                                      CREDIT
                                                                                      RATING*        PRINCIPAL         VALUE
                                                                                    (UNAUDITED)       AMOUNT         (NOTE 2)
                                                                                    -----------  -----------------  -----------
SOUTH DAKOTA - 0.9%
Rapid City Area School District No. 51-4, Capital Outlay Certificates, G.O. Bond,
FSA, 4.75%, 1/1/2018 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa          $         650,000  $  656,468
                                                                                                                    -----------

TENNESSEE - 2.4%
Cleveland, Water & Sewer, G.O. Bond, FGIC, 5.35%, 9/1/2023 . . . . . . . . . . . .  Aaa                    450,000     486,671
Johnson City, School Sales Tax, G.O. Bond, AMBAC, 6.70%, 5/1/2021. . . . . . . . .  Aaa                    350,000     378,486
Rhea County, G.O. Bond, MBIA, 5.00%, 4/1/2018. . . . . . . . . . . . . . . . . . .  Aaa                    950,000     983,440
                                                                                                                    -----------
                                                                                                                     1,848,597
                                                                                                                    -----------

TEXAS - 5.9%
Brazoria County, G.O. Bond, FGIC, 4.75%, 9/1/2011. . . . . . . . . . . . . . . . .  Aaa                    445,000     466,649
Brazos River Authority, Revenue Bond, Series B, FGIC, 4.25%, 12/1/2017 . . . . . .  Aaa                  1,125,000   1,053,664
McKinney, Waterworks & Sewer, Revenue Bond, FGIC,
4.75%, 3/15/2024 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                  1,000,000     962,750
North Texas Municipal Water District, Regional Wastewater, Revenue Bond,
FSA, 5.00%, 6/1/2012 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    150,000     158,697
Richardson Independent School District, G.O. Bond, Series B, 5.00%,
2/15/2021. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    500,000     503,995
San Patricio Municipal Water District, Revenue Bond, FSA, 5.20%, 7/10/2028 . . . .  Aaa                    490,000     492,078
Southlake, Waterworks & Sewer System, G.O. Bond, AMBAC, 5.30%,
2/15/2011. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    350,000     365,785
Waller Consolidated Independent School District, G.O. Bond, 4.75%,
2/15/2023. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    500,000     486,710
                                                                                                                    -----------
                                                                                                                     4,490,328
                                                                                                                    -----------

UTAH - 1.8%
Alpine School District, G.O. Bond, FGIC, 5.375%, 3/15/2009 . . . . . . . . . . . .  Aaa                    250,000     266,892
St. George, Parks and Recreation, G.O. Bond, AMBAC, 4.00%, 8/1/2019. . . . . . . .  Aaa                    795,000     727,250
Utah State Building Ownership Authority, Lease Revenue, Revenue Bond, Series
C, FSA, 5.50%, 5/15/2011 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    300,000     332,616
                                                                                                                    -----------
                                                                                                                     1,326,758
                                                                                                                    -----------

VIRGINIA - 0.7%
Richmond, G.O. Bond, Series B, FSA, 4.75%, 7/15/2023 . . . . . . . . . . . . . . .  Aaa                    400,000     393,104
Spotsylvania County, Water & Sewer Systems, Revenue
Bond, MBIA, 5.25%, 6/1/2016. . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    130,000     137,843
                                                                                                                    -----------
                                                                                                                       530,947
                                                                                                                    -----------





The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)




                                                                                 CREDIT      PRINCIPAL
                                                                                RATING*       AMOUNT/      VALUE
                                                                              (UNAUDITED)     SHARES     (NOTE 2)
                                                                              ------------  ----------  -----------
WASHINGTON - 2.7%
Franklin County, G.O. Bond, FGIC, 5.125%, 12/1/2022. . . . . . . . . . . . .  Aaa           $1,000,000  $1,022,460
King County, G.O. Bond, Series B, MBIA, 5.00%, 1/1/2030. . . . . . . . . . .  Aaa              400,000     390,424
Seattle, G.O. Bond, Series A, 5.75%, 1/15/2020 . . . . . . . . . . . . . . .  Aa1              230,000     242,767
Washington State, G.O. Bond, Series A, 5.00%, 1/1/2023 . . . . . . . . . . .  Aa1              410,000     411,829
                                                                                                      -------------
                                                                                                         2,067,480
                                                                                                      -------------

WISCONSIN - 4.3%
East Troy School District, G.O. Bond, Series A, MBIA, 4.625%,
10/1/2011. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa              400,000     408,296
Kenosha, G.O. Bond, Series B, FSA, 5.00%, 9/1/2011 . . . . . . . . . . . . .  Aaa              765,000     829,742
Oshkosh, Corporate Purposes, G.O. Bond, Series A, FGIC, 5.05%, 12/1/2021 . .  Aaa              450,000     458,568
Stoughton Area School District, G.O. Bond, FGIC, 4.875%, 4/1/2016. . . . . .  Aaa              500,000     514,890
Two Rivers Public School District, G.O. Bond, FSA, 5.625%, 3/1/2019. . . . .  Aaa              415,000     463,360
Washington County, Workforce Development Center, G.O. Bond, 3.75%, 3/1/2007.  Aa2               25,000      25,747
West De Pere School District, G.O. Bond, Series A, FSA, 5.25%, 10/1/2017 . .  Aaa              500,000     531,945
                                                                                                      -------------
                                                                                                         3,232,548
                                                                                                      -------------

TOTAL MUNICIPAL SECURITIES
(Identified Cost $70,830,175). . . . . . . . . . . . . . . . . . . . . . . .                            72,053,433
                                                                                                      -------------

SHORT-TERM INVESTMENTS - 3.9%
Dreyfus Municipal Reserves - Class R
(Identified Cost $2,978,618) . . . . . . . . . . . . . . . . . . . . . . . .                 2,978,618   2,978,618
                                                                                                      -------------

TOTAL INVESTMENTS - 98.8%
(Identified Cost $73,808,793). . . . . . . . . . . . . . . . . . . . . . . .                            75,032,051

OTHER ASSETS, LESS LIABILITIES - 1.2%. . . . . . . . . . . . . . . . . . . .                               902,142
                                                                                                      --------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           $75,934,193
                                                                                                      ==============






The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT PORTFOLIO - JUNE 30, 2004 (UNAUDITED)

KEY:

G.O.  Bond  -  General  Obligation  Bond
Impt.  -  Improvement
No.  -  Number

Scheduled  principal  and  interest  payments  are  guaranteed  by:
AMBAC  (AMBAC  Assurance  Corp.)
FGIC  (Financial  Guaranty  Insurance  Co.)
FSA  (Financial  Security  Assurance)
MBIA  (MBIA,  Inc.)
The  insurance  does  not  guarantee  the  market  value of the municipal bonds.

*Credit  ratings  from  Moody's  (unaudited)
1Credit  ratings  from  S&P  (unaudited)

The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 26.4%; MBIA - 21.7%; FSA - 16.6%; AMBAC - 12.0%.


The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  ASSETS  AND  LIABILITIES  (UNAUDITED)

JUNE  30,  2004






ASSETS:
Investments, at value (identified cost $73,808,793) (Note 2) . .  $75,032,051
Interest receivable. . . . . . . . . . . . . . . . . . . . . . .      928,463
Receivable for fund shares sold. . . . . . . . . . . . . . . . .       67,649
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . .        5,029
Dividends receivable . . . . . . . . . . . . . . . . . . . . . .        1,020
                                                                  -----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   76,034,212
                                                                  -----------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . .       30,794
Accrued fund accounting and transfer agent service fees (Note 3)        8,467
Accrued transfer agent fees (Note 3) . . . . . . . . . . . . . .        1,774
Accrued fund accounting fees (Note 3). . . . . . . . . . . . . .          559
Payable for fund shares repurchased. . . . . . . . . . . . . . .       43,395
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . .       15,030
                                                                  -----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . .      100,019
                                                                  -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $75,934,193
                                                                  ===========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . .  $    71,226
Additional paid-in-capital . . . . . . . . . . . . . . . . . . .   74,166,593
Undistributed net investment income. . . . . . . . . . . . . . .      420,028
Accumulated net realized gain on investments . . . . . . . . . .       53,088
Net unrealized appreciation on investments . . . . . . . . . . .    1,223,258
                                                                  -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $75,934,193
                                                                  ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($75,934,193/7,122,583 shares) . . . . . . . . .  $     10.66
                                                                  ===========



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  OPERATIONS  (UNAUDITED)

FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2004




INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . . .  $ 1,555,746
Dividends. . . . . . . . . . . . . . . . . . . . . . . .       11,324
                                                          ------------

Total Investment Income. . . . . . . . . . . . . . . . .    1,567,070
                                                          ------------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . .      177,675
Fund accounting and transfer agent service fees (Note 3)       49,295
Fund accounting fees (Note 3). . . . . . . . . . . . . .        9,120
Transfer agent fees (Note 3) . . . . . . . . . . . . . .        3,710
Directors' fees (Note 3) . . . . . . . . . . . . . . . .        3,330
Custodian fees . . . . . . . . . . . . . . . . . . . . .        5,145
Miscellaneous. . . . . . . . . . . . . . . . . . . . . .       23,732
                                                          ------------

Total Expenses . . . . . . . . . . . . . . . . . . . . .      272,007
                                                          ------------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . .    1,295,063
                                                          ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments . . . . . . . . . . . .       53,088
Net change in unrealized appreciation on investments . .   (2,377,469)
                                                          ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . .   (2,324,381)
                                                          ------------

NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . . . .  $(1,029,318)
                                                          ============





The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS



                                                         FOR THE SIX
                                                         MONTHS ENDED     FOR THE
                                                           6/30/04       YEAR ENDED
                                                         (UNAUDITED)      12/31/03
                                                        --------------  --------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $   1,295,063   $ 2,130,338
Net realized gain on investments . . . . . . . . . . .         53,088       319,082
Net change in unrealized appreciation on
investments. . . . . . . . . . . . . . . . . . . . . .     (2,377,469)      125,002
                                                        --------------  ------------

Net increase (decrease) from operations. . . . . . . .     (1,029,318)    2,574,422
                                                        --------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 7):

From net investment income . . . . . . . . . . . . . .     (1,619,409)   (1,999,555)
From net realized gain on investments. . . . . . . . .              -      (326,217)
                                                        --------------  ------------

Total distributions to shareholders. . . . . . . . . .     (1,619,409)   (2,325,772)
                                                        --------------  ------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions (Note 5).     14,829,410     8,336,031
                                                        --------------  ------------

Net increase in net assets . . . . . . . . . . . . . .     12,180,683     8,584,681

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .     63,753,510    55,168,829
                                                        --------------  ------------

END OF PERIOD (including undistributed net investment
income of $420,028 and $744,374, respectively) . . . .  $  75,934,193   $63,753,510
                                                        ==============  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS





                                               FOR THE SIX
                                              MONTHS ENDED
                                                 6/30/04                     FOR THE YEARS ENDED
                                               (UNAUDITED)   12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
                                              ------------- ----------  ----------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . .  $      11.04   $ 11.00     $  10.54    $  10.57    $   9.74    $ 10.73
                                              ------------- ----------  ----------  ----------  ----------  ----------

Income (loss) from investment operations:
Net investment income. . . . . . . . . . . .        0.17       0.41        0.44        0.45        0.43        0.48
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . .       (0.31)      0.10        0.51       (0.06)       0.81       (0.97)
                                              ------------- ----------  ----------  ----------  ----------  ----------

Total from investment operations . . . . . .       (0.14)      0.51        0.95        0.39        1.24       (0.49)
                                              ------------- ----------  ----------  ----------  ----------  ----------

Less distributions to shareholders:
From net investment income . . . . . . . . .       (0.24)     (0.41)      (0.41)      (0.41)      (0.41)      (0.49)
From net realized gain on investments. . . .           -      (0.06)      (0.08)      (0.01)        -         (0.01)
                                              ------------- ----------  ----------  ----------  ----------  ----------

Total distributions to shareholders. . . . .       (0.24)     (0.47)      (0.49)      (0.42)      (0.41)      (0.50)
                                              ------------- ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . . .  $    10.66     $11.04     $ 11.00     $ 10.54     $ 10.57     $  9.74
                                              =============  =========  ==========  ==========  ==========  ==========

Total return1. . . . . . . . . . . . . . . .      (1.29%)      4.65%       9.21%       3.72%      12.92%      (4.67%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses . . . . . . . . . . . . . . . . . .        0.77%2       0.78%     0.82%       0.78%       0.76%       0.68%
Net investment income. . . . . . . . . . . .        3.64%2       3.83%     4.07%       4.26%       4.55%       4.50%

Portfolio turnover . . . . . . . . . . . . .          3%           7%       11%          3%          1%        6%

NET ASSETS - END OF PERIOD (000's omitted) .  $    75,934    $63,754    $ 55,169     $ 53,266    $ 46,649     $29,761
                                              =============  =========  ===========  ==========  ==========  ==========



1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.
2Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.     ORGANIZATION

Diversified Tax Exempt Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series are offered to investors, employees and clients of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2004, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as Diversified Tax Exempt Series common stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the "Service"). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund's Board of Directors.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes  to  Financial  Statements  (unaudited)

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders  of  net  investment  income are made quarterly.
Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.      TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund will pay the Advisor an annual fee of 0.15% of the Fund's net assets up to $900 million, 0.11% for the Fund's net assets between $900 million and $1.5 billion, and 0.07% for the Fund's net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses will be charged. Expenses not directly attributable to a series will be allocated based on each series' relative net assets. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended June 30, 2004, purchases and sales of securities, other than short-term securities, were $15,893,976 and $1,786,250, respectively.

Notes  to  Financial  Statements  (unaudited)

5.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Diversified  Tax  Exempt  Series  were:



                          FOR THE SIX MONTHS              FOR THE YEAR
                             ENDED 6/30/04               ENDED 12/31/03
             -------------------------------------  -------------------------

                   SHARES              AMOUNT         SHARES       AMOUNT
             -------------------  ----------------  ----------  -------------
Sold                  1,558,656   $    17,138,233   1,496,388   $ 16,440,087
Reinvested              140,479         1,527,161     200,366      2,212,673
Repurchased            (353,797)       (3,835,984)   (933,712)   (10,316,729)
             -------------------  ----------------  ----------  -------------
Total                 1,345,338   $    14,829,410     763,042   $  8,336,031
             ===================  ================  ==========  =============




Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.     FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2004.

7.     FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2003 were as follows:



Tax Exempt Income        $1,982,106
Ordinary income              18,348
Long-term capital gains     325,318



At June 30, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $73,808,793

Unrealized appreciation               $ 2,172,734
Unrealized depreciation                  (949,476)
                                      ------------
Net unrealized appreciation           $ 1,223,258
                                      ============

[This  page  intentionally  left  blank]

Literature  Requests

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request:

By  phone                                            1-800-466-3863
On  the  Securities  and  Exchange
Commission  (SEC)  web  site                         http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------

Beginning no later than August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th will be available without charge, upon request:

By  phone                                            1-800-466-3863
On  the  SEC's  web  site                            http://www.sec.gov


PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL  INFORMATION  (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. You may obtain these documents without charge, upon request:

By  phone                                            1-800-466-3863
On  the  SEC's  web  site                            http://www.sec.gov

Exeter  Fund,  Inc.
Semi-Annual  Report
June  30,  2004

High  Yield  Bond  Series

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

Following the remarkable performance experienced in the high yield market during 2003, the first half of 2004 was decidedly more modest. That said, high yield bonds were one of the better performing broad fixed-income asset classes over the period. Below investment grade issuers continue to benefit from the current economic recovery.

Historically, high yield bonds have generated their best relative performance once the economy has bottomed and recovery begins to take hold. At those times risk premiums (i.e. credit spreads) tend to fall as issuers that survived the downturn recover. As credit spreads narrow by high yield bond yields generally falling relative to the yields of U.S. Treasury securities with similar maturities, prices of the high yield bonds rise relative to the price of the relevant U.S. Treasury bond. The combination of a higher coupon payment and price appreciation from narrowing credit spreads often combine to provide strong relative returns for high yield bonds during the early stage of an economic recovery. The series of economic variables that prompted us to activate the High Yield Bond Series continued to point toward recovery in the first six months of the year. The list of variables included default rates, the slope, or steepness, of the yield curve, money supply growth, commodity prices, the Conference Board's Index of Leading Indicators, and the ISM Composite Index.

The economic signals proved predictive with both the economy and the high yield market performing quite well since the inception of the High Yield Bond Series. As far as the economy is concerned, Gross Domestic Product (GDP) grew during the first quarter of 2004 at a seasonally adjusted annualized rate of 3.9%. While somewhat slower than the 4.1% rate in the fourth quarter of 2003, economic growth continued at a moderate rate. The figures for the second quarter are not yet available, but expectations call for a growth rate greater than 4%.

While corporate bond yields fell dramatically relative to U.S. Treasury bond yields in 2003, high yield credit spreads finished the first half of 2004 only modestly tighter than where they started the year, and they remain just below their long-term average. As a result, relative total return performance for the first six months was driven primarily by income from coupon payments rather than price appreciation.

The Series has been actively monitoring the market for undervalued opportunities that have strong business models and fit our fundamental investment strategies. High yield investments are inherently risky, so we need to be especially rigorous with this security selection process. While the overall high yield market has done well, the High Yield Bond Series has concentrated on maintaining a bias toward higher credit quality within the sector. Over 80% of the Series' assets were invested in below investment grade securities and nearly 10% of its assets are invested in attractively priced investment grade credits.

Since its inception in March 2003, the Series has posted an annualized return of 7.45%, while over the first six months of 2004 its return was 0.67%. Over that same six-month period, the Merrill Lynch U.S. High Yield, Cash Pay, BB-B Rated Index posted a return of 1.19%; the difference is a reflection of the Series' focus on the relatively higher quality bonds compared to the index. For comparison, the Merrill Lynch U.S. Treasury Bond Index returned -0.16% over the same period.

We  wish  you  all  the  best  during  the  second  half  of  2004.

Sincerely,

Exeter  Asset  Management

Portfolio  Composition  as  of  June  30,  2004  (unaudited)

<graphic>
<pie  chart>



SECTOR ALLOCATION*
Consumer Discretionary                                            30.0%
Consumer Staples                                                   6.5%
Energy                                                             7.9%
Health Care                                                        4.5%
Industrials                                                        9.2%
Information Technology                                             2.8%
Materials                                                         10.5%
Mutual Funds                                                       4.3%
Telecommunication Services                                         2.1%
Utilities                                                         11.7%
Cash, short-term investments, and other assets, less liabilities  10.5%




*As  a  percentage  of  net  assets.

Performance  Update  as  of  June  30,  2004  (unaudited)



                                                                      Average Annual Total Returns
                                                                           As of June 30, 2004
                                                            ------------------------------------------
                                                                                                         Growth of
                                                                         One                  Since      a $10,000
                                                                        Year               Inception1   Investment*
                                                            --------------------------------------------------------

Exeter Fund, Inc. - High Yield Bond Series2                             5.71%                7.45%     $     11,005
Merrill Lynch U.S. High Yield, Cash Pay, BB-B Rated Index3              8.67%               14.49%     $     11,975
Merrill Lynch U.S. Treasury Bond Index3                                -1.49%                0.45%     $     10,060



*The value of a $10,000 investment in the Exeter Fund, Inc. - High Yield Bond Series from its inception (3/3/03) to present (6/30/04) as compared to the Merrill Lynch U.S. High Yield, Cash Pay, BB-B Rated Index and the Merrill Lynch U.S. Treasury Bond Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



             Exeter Fund, Inc.     Merrill Lynch U.S. High Yield,    Merrill Lynch U.S.
Date      High Yield Bond Series     Cash Pay, BB-B Rated Index     Treasury Bond Index
3/3/03    $                10,000  $                        10,000  $             10,000
3/31/03                    10,000                           10,182                 9,950
6/30/03                    10,410                           11,019                10,212
9/30/03                    10,510                           11,232                10,126
12/31/03                   10,931                           11,834                10,077
3/31/04                    11,183                           12,121                10,038
6/30/04                    11,005                           11,975                10,060



1Performance numbers for the Series and Indices are calculated from March 3, 2003, the Series' inception date.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3The unmanaged Merrill Lynch U.S. High Yield, Cash Pay, BB-B Rated Index is a market value weighted measure of approximately 1,600 BB and B rated corporate bonds. The unmanaged Merrill Lynch U.S. Treasury Bond Index is a market value weighted measure of approximately 110 U.S. Treasury bonds. Both Indices' returns assume reinvestment of coupons and, unlike Series returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)




                                                                                            CREDIT
                                                                                           RATINGS1    PRINCIPAL      VALUE
                                                                                          (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                                          -----------  ----------  -----------
CORPORATE BONDS - 85.2%

CONSUMER DISCRETIONARY - 30.0%
AUTO COMPONENTS - 0.5%
Dana Corp., 6.50%, 3/15/2008 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Ba3          $  200,000  $  207,500
Lear Corp., 7.96%, 5/15/2005 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Baa3            200,000     208,544
                                                                                                                    ----------
                                                                                                                      416,044
                                                                                                                    ----------

HOTELS, RESTAURANTS & LEISURE - 9.3%
Argosy Gaming Co., 7.00%, 1/15/2014. . . . . . . . . . . . . . . . . . . . . . . . . . .  B3              200,000     195,000
Hilton Hotels Corp., 7.625%, 12/1/2012 . . . . . . . . . . . . . . . . . . . . . . . . .  Ba1           1,750,000   1,881,250
Park Place Entertainment (now known as Caesars Entertainment, Inc.), 8.875%, 9/15/2008 .  Ba2           1,500,000   1,627,500
Penn National Gaming, Inc., 8.875%, 3/15/2010. . . . . . . . . . . . . . . . . . . . . .  B2              200,000     217,250
Speedway Motorsports, Inc., 6.75%, 6/1/2013. . . . . . . . . . . . . . . . . . . . . . .  Ba2             200,000     202,000
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/1/2012. . . . . . . . . . . . . . .  Ba1           1,750,000   1,872,500
Station Casinos, Inc., 6.50%, 2/1/2014 . . . . . . . . . . . . . . . . . . . . . . . . .  B1              200,000     192,500
Tricon Global Restaurants, Inc. (now known as YUM! Brands, Inc.), 8.875%, 4/15/2011. . .  Baa3          1,500,000   1,810,090
                                                                                                                    ----------
                                                                                                                    7,998,090
                                                                                                                    ----------

HOUSEHOLD DURABLES - 0.2%
American Greetings Corp., 6.10%, 8/1/2028. . . . . . . . . . . . . . . . . . . . . . . .  Ba1             200,000     204,500
                                                                                                                   -----------

MEDIA - 9.7%
AT&T Broadband Corp. (now known as Comcast Corp.), 8.375%, 3/15/2013 . . . . . . . . . .  Baa3          1,250,000   1,467,431
British Sky Broadcasting Group plc, 8.20%, 7/15/2009 (United Kingdom) (Note 7) . . . . .  Baa3          1,500,000   1,728,255
CSC Holdings, Inc., 8.125%, 7/15/2009. . . . . . . . . . . . . . . . . . . . . . . . . .  B1            1,700,000   1,768,000
Insight Communications Co., Inc., zero % stepped-coupon (12.25%, 2/15/2006)*, 2/15/2011.  Caa2          1,500,000   1,350,000
The Interpublic Group of Cos., Inc., 7.875%, 10/15/2005. . . . . . . . . . . . . . . . .  Baa3 2          200,000     210,288
RH Donnelley Finance Corp., 10.875%, 12/15/2012. . . . . . . . . . . . . . . . . . . . .  B2              200,000     232,000
Time Warner Companies, Inc. (now known as Time Warner, Inc.), 9.125%, 1/15/2013. . . . .  Baa1          1,250,000   1,523,870
                                                                                                                    ----------
                                                                                                                    8,279,844
                                                                                                                    ----------

MULTILINE RETAIL - 4.2%
Dillard's, Inc., 6.69%, 8/1/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . .  B2            1,500,000   1,526,250
Dollar General Corp., 8.625%, 6/15/2010. . . . . . . . . . . . . . . . . . . . . . . . .  Ba2             200,000     222,250
J.C. Penney Co., Inc., 8.00%, 3/1/2010 . . . . . . . . . . . . . . . . . . . . . . . . .  Ba3           1,500,000   1,676,250
Shopko Stores, Inc., 9.00%, 11/15/2004 . . . . . . . . . . . . . . . . . . . . . . . . .  B2              200,000     201,500
                                                                                                                    ----------
                                                                                                                    3,626,250
                                                                                                                    ----------

SPECIALTY RETAIL - 5.8%
Boise Cascade Corp., 7.00%, 11/1/2013. . . . . . . . . . . . . . . . . . . . . . . . . .  Ba2             150,000     153,375



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)



                                                                                  CREDIT
                                                                                 RATINGS1     PRINCIPAL      VALUE
                                                                                (UNAUDITED)    AMOUNT      (NOTE 2)
                                                                                -----------  -----------  -----------
CONSUMER DISCRETIONARY (continued)
SPECIALTY RETAIL (continued)
The Gap, Inc., 6.90%, 9/15/2007. . . . . . . . . . . . . . . . . . . . . . . .  Ba2          $ 1,500,000  $1,616,250
The Pep Boys - Manny, Moe & Jack, 7.00%, 6/1/2005. . . . . . . . . . . . . . .  B2               200,000     204,500
Rent-A-Center, Inc., 7.50%, 5/1/2010 . . . . . . . . . . . . . . . . . . . . .  B1             1,500,000   1,537,500
Toys "R" Us, Inc., 7.875%, 4/15/2013 . . . . . . . . . . . . . . . . . . . . .  Ba2            1,500,000   1,505,625
                                                                                                          -----------
                                                                                                           5,017,250
                                                                                                          -----------

TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Kellwood Co., 7.875%, 7/15/2009. . . . . . . . . . . . . . . . . . . . . . . .  Ba1              200,000     219,603
                                                                                                          -----------
                                                                                                          25,761,581
                                                                                                          -----------

CONSUMER STAPLES - 6.5%
BEVERAGES - 1.9%
Constellation Brands, Inc., 8.00%, 2/15/2008 . . . . . . . . . . . . . . . . .  Ba2              200,000     215,000
Constellation Brands, Inc., 8.125%, 1/15/2012. . . . . . . . . . . . . . . . .  Ba3            1,300,000   1,384,500
                                                                                                          -----------
                                                                                                           1,599,500
                                                                                                          -----------

FOOD & STAPLES RETAILING - 0.2%
Winn-Dixie Stores, Inc., 8.875%, 4/1/2008. . . . . . . . . . . . . . . . . . .  B3               200,000     189,000
                                                                                                          -----------


FOOD PRODUCTS - 2.6%
Corn Products International, Inc., 8.45%, 8/15/2009. . . . . . . . . . . . . .  Ba1              200,000     221,500
Dean Foods Co., 8.15%, 8/1/2007. . . . . . . . . . . . . . . . . . . . . . . .  Ba2              200,000     215,500
Dole Food Co., Inc., 8.875%, 3/15/2011 . . . . . . . . . . . . . . . . . . . .  B2               200,000     211,500
Smithfield Foods, Inc., 7.625%, 2/15/2008. . . . . . . . . . . . . . . . . . .  Ba3            1,500,000   1,575,000
                                                                                                          -----------
                                                                                                           2,223,500
                                                                                                          -----------

PERSONAL PRODUCTS - 1.8%
Elizabeth Arden, Inc., 7.75%, 1/15/2014. . . . . . . . . . . . . . . . . . . .  B3             1,500,000   1,526,250
                                                                                                          -----------
                                                                                                           5,538,250
                                                                                                          -----------

ENERGY - 7.9%
ENERGY EQUIPMENT & SERVICES - 1.6%
Key Energy Services, Inc., 6.375%, 5/1/2013. . . . . . . . . . . . . . . . . .  B1             1,500,000   1,417,500
                                                                                                          -----------


OIL & GAS - 6.3%
Forest Oil Corp., 8.00%, 12/15/2011. . . . . . . . . . . . . . . . . . . . . .  Ba3            1,500,000   1,608,750
Petrobras International Finance Co., 9.00%, 4/1/2008 (Cayman Islands) (Note 7)  Ba2              350,000     385,000
Stone Energy Corp., 8.25%, 12/15/2011. . . . . . . . . . . . . . . . . . . . .  B2               200,000     208,500
Teekay Shipping Corp., 8.32%, 2/1/2008 (Bahamas) (Note 7). . . . . . . . . . .  Ba1              912,000     950,760
The Williams Companies, Inc., 7.125%, 9/1/2011 . . . . . . . . . . . . . . . .  B3             2,000,000   2,030,000
YPF S.A., 7.75%, 8/27/2007 (Argentina) (Note 7). . . . . . . . . . . . . . . .  B1               200,000     214,000
                                                                                                          -----------
                                                                                                           5,397,010
                                                                                                          -----------
                                                                                                           6,814,510
                                                                                                          -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)



                                                                          CREDIT
                                                                         RATINGS1    PRINCIPAL      VALUE
                                                                        (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                        -----------  ----------  -----------
HEALTH CARE - 4.5%
HEALTH CARE EQUIPMENT & SUPPLIES - 3.7%
Fisher Scientific International, Inc., 8.125%, 5/1/2012. . . . . . . .  B2           $1,303,000  $1,394,210
Millipore Corp., 7.50%, 4/1/2007 . . . . . . . . . . . . . . . . . . .  Ba1           1,486,000   1,582,709
Sybron Dental Specialties, Inc., 8.125%, 6/15/2012 . . . . . . . . . .  B1              200,000     214,000
                                                                                                 -----------
                                                                                                  3,190,919
                                                                                                 -----------

HEALTH CARE PROVIDERS & SERVICES - 0.8%
HCA, Inc., 8.75%, 9/1/2010 . . . . . . . . . . . . . . . . . . . . . .  Ba1             200,000     228,373
Medpartners, Inc. (now known as Caremark Rx, Inc.), 7.375%, 10/1/2006.  Baa3            200,000     213,791
Select Medical Corp., 9.50%, 6/15/2009 . . . . . . . . . . . . . . . .  B2              200,000     214,000
                                                                                                 -----------
                                                                                                    656,164
                                                                                                 -----------
                                                                                                  3,847,083
                                                                                                 -----------

INDUSTRIALS - 9.2%
AEROSPACE & DEFENSE - 0.5%
Alliant Techsystems, Inc., 8.50%, 5/15/2011. . . . . . . . . . . . . .  B2              200,000     216,000
L-3 Communications Corp., 7.625%, 6/15/2012. . . . . . . . . . . . . .  Ba3             200,000     211,000
                                                                                                 -----------
                                                                                                    427,000
                                                                                                 -----------

AIRLINES - 2.0%
Northwest Airlines, Inc., 7.625%, 3/15/2005. . . . . . . . . . . . . .  Caa1          1,750,000   1,715,000
                                                                                                 -----------

BUILDING PRODUCTS - 1.9%
American Standard, Inc., 7.625%, 2/15/2010 . . . . . . . . . . . . . .  Ba2           1,500,000   1,650,000
                                                                                                 -----------

COMMERCIAL SERVICES & SUPPLIES - 2.2%
Allied Waste North America, Inc., 5.75%, 2/15/2011 . . . . . . . . . .  Ba3           1,500,000   1,421,250
United Rentals, Inc., 7.75%, 11/15/2013. . . . . . . . . . . . . . . .  B2              500,000     472,500
                                                                                                 -----------
                                                                                                  1,893,750
                                                                                                 -----------

MACHINERY - 2.6%
Briggs & Stratton Corp., 8.875%, 3/15/2011 . . . . . . . . . . . . . .  Ba1           1,500,000   1,751,250
Cummins, Inc., 9.50%, 12/1/2010. . . . . . . . . . . . . . . . . . . .  Ba2             200,000     226,500
Terex Corp., 7.375%, 1/15/2014 . . . . . . . . . . . . . . . . . . . .  B3              200,000     196,000
                                                                                                 -----------
                                                                                                  2,173,750
                                                                                                 -----------
                                                                                                  7,859,500
                                                                                                 -----------

INFORMATION TECHNOLOGY - 2.8%
COMMUNICATIONS EQUIPMENT - 1.8%
Corning, Inc., 6.30%, 3/1/2009 . . . . . . . . . . . . . . . . . . . .  Ba2           1,500,000   1,527,495
                                                                                                 -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Flextronics International Ltd., 6.50%, 5/15/2013 (Singapore) (Note 7).  Ba2             200,000     195,000
                                                                                                 -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)



                                                                                CREDIT
                                                                               RATINGS1    PRINCIPAL      VALUE
                                                                              (UNAUDITED)    AMOUNT     (NOTE 2)
                                                                              -----------  ----------  -----------
INFORMATION TECHNOLOGY (continued)
IT SERVICES - 0.8%
Iron Mountain, Inc., 8.625%, 4/1/2013. . . . . . . . . . . . . . . . . . . .  B3           $  450,000  $  477,000
Unisys Corp., 6.875%, 3/15/2010. . . . . . . . . . . . . . . . . . . . . . .  Ba1             200,000     206,000
                                                                                                       -----------
                                                                                                          683,000
                                                                                                       -----------
                                                                                                        2,405,495
                                                                                                       -----------

MATERIALS - 10.5%
CONSTRUCTION MATERIALS - 0.9%
Cemex S.A., 12.75%, 7/15/2006 (Mexico) (Note 7). . . . . . . . . . . . . . .  Ba1             460,000     538,200
Cemex S.A., 9.625%, 10/1/2009 (Mexico) (Note 7). . . . . . . . . . . . . . .  Ba1             200,000     234,000
                                                                                                       -----------
                                                                                                          772,200
                                                                                                       -----------

CONTAINERS & PACKAGING - 0.2%
Ball Corp., 7.75%, 8/1/2006. . . . . . . . . . . . . . . . . . . . . . . . .  Ba3             200,000     213,000
                                                                                                       -----------

METALS & MINING - 2.1%
Oregon Steel Mills, Inc., 10.00%, 7/15/2009. . . . . . . . . . . . . . . . .  B2            1,000,000   1,060,000
Peabody Energy Corp., 6.875%, 3/15/2013. . . . . . . . . . . . . . . . . . .  Ba3             200,000     202,500
United States Steel, LLC, 10.75%, 8/1/2008 . . . . . . . . . . . . . . . . .  B1              455,000     519,837
                                                                                                       -----------
                                                                                                        1,782,337
                                                                                                       -----------

PAPER & FOREST PRODUCTS - 7.3%
Abitibi-Consolidated Finance, Inc., 7.875%, 8/1/2009 . . . . . . . . . . . .  Ba2           1,500,000   1,559,355
Bowater Canada Finance Corp., 7.95%, 11/15/2011 (Canada) (Note 7). . . . . .  Ba2           1,500,000   1,549,466
Louisiana-Pacific Corp., 8.875%, 8/15/2010 . . . . . . . . . . . . . . . . .  Ba1           1,372,000   1,591,520
Tembec Industries, Inc., 8.625%, 6/30/2009 (Canada) (Note 7) . . . . . . . .  Ba3           1,500,000   1,518,750
                                                                                                       -----------
                                                                                                        6,219,091
                                                                                                       -----------
                                                                                                        8,986,628
                                                                                                       -----------

TELECOMMUNICATION SERVICES - 2.1%
WIRELESS TELECOMMUNICATION SERVICES - 2.1%
Nextel Communications, Inc., 5.95%, 3/15/2014. . . . . . . . . . . . . . . .  Ba3           2,000,000   1,840,000
                                                                                                       -----------

UTILITIES - 11.7%
ELECTRIC UTILITIES - 7.5%
Allegheny Energy, Inc., 7.75%, 8/1/2005. . . . . . . . . . . . . . . . . . .  B2              350,000     362,250
Allegheny Energy Supply Co., LLC, 8.25%, 4/15/2012 . . . . . . . . . . . . .  B3            1,740,000   1,720,425
CMS Energy Corp., 7.625%, 11/15/2004 . . . . . . . . . . . . . . . . . . . .  B3            1,550,000   1,573,250
Edison Mission Energy, 10.00%, 8/15/2008 . . . . . . . . . . . . . . . . . .  B2              500,000     533,750
Teco Energy, Inc., 6.125%, 5/1/2007. . . . . . . . . . . . . . . . . . . . .  Ba2             725,000     728,625
TXU Corp., 6.375%, 6/15/2006 . . . . . . . . . . . . . . . . . . . . . . . .  Ba1             725,000     763,528
Western Resource, Inc. (now known as Westar Energy, Inc.), 7.125%, 8/1/2009.  Ba2             725,000     782,810
                                                                                                       -----------
                                                                                                        6,464,638
                                                                                                       -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)



                                                                       CREDIT      PRINCIPAL
                                                                      RATINGS1      AMOUNT/      VALUE
                                                                    (UNAUDITED)     SHARES      (NOTE 2)
                                                                    ------------  -----------  -----------
UTILITIES (continued)
MULTI-UTILITIES & UNREGULATED POWER - 4.2%
The AES Corp., 8.75%, 6/15/2008. . . . . . . . . . . . . . . . . .  B2            $ 1,050,000  $1,093,313
Calpine Canada Energy Finance, 8.50%, 5/1/2008 (Canada) (Note 7) .  Caa1               40,000      26,400
Calpine Corp., 8.25%, 8/15/2005. . . . . . . . . . . . . . . . . .  Caa1              725,000     681,500
Illinova Corp. (now known as Dynegy, Inc.), 11.50%, 12/15/2010 . .  B1                500,000     591,250
Sierra Pacific (also known as Nevada Power Co.), 9.00%, 8/15/2013.  Ba2               750,000     815,625
Utilicorp United (now known as Aquila, Inc.), 7.00%, 7/15/2004 . .  Caa1              350,000     350,000
                                                                                             -------------
                                                                                                3,558,088
                                                                                             -------------
                                                                                               10,022,726
                                                                                             -------------

TOTAL CORPORATE BONDS
(Identified Cost $72,542,049). . . . . . . . . . . . . . . . . . .                             73,075,773
                                                                                             -------------

MUTUAL FUNDS - 4.3%
Vanguard High-Yield Corporate Fund - Admiral Shares
(Identified Cost $3,537,936) . . . . . . . . . . . . . . . . . . .  N/A               590,508   3,667,053
                                                                                             -------------

SHORT-TERM INVESTMENTS - 8.8%
Dreyfus Treasury Cash Management - Institutional Shares. . . . . .                  1,580,375   1,580,375
Fannie Mae Discount Note, 7/15/2004. . . . . . . . . . . . . . . .               $  3,000,000   2,998,868
Federal Home Loan Bank Discount Note, 7/14/2004. . . . . . . . . .                  3,000,000   2,998,733
                                                                                             -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $7,577,976) . . . . . . . . . . . . . . . . . . .                              7,577,976
                                                                                             -------------

TOTAL INVESTMENTS - 98.3%
(Identified Cost $83,657,961). . . . . . . . . . . . . . . . . . .                             84,320,802

OTHER ASSETS, LESS LIABILITIES - 1.7%. . . . . . . . . . . . . . .                              1,416,342
                                                                                             -------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . . . . . . .                           $ 85,737,144
                                                                                             =============





1Credit  ratings  from  Moody's  (unaudited)
2The  credit  rating  from  S&P  is  BB.
*The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the Series will begin accruing interest income at this rate.
N/A  -  Not  applicable

The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  ASSETS  AND  LIABILITIES  (UNAUDITED)

JUNE  30,  2004




ASSETS:
Investments, at value (identified cost, $83,657,961) (Note 2). .  $84,320,802
Interest receivable. . . . . . . . . . . . . . . . . . . . . . .    1,501,152
Dividends receivable . . . . . . . . . . . . . . . . . . . . . .       23,926
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . .        7,841
                                                                  -----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   85,853,721
                                                                  -----------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . .       63,993
Accrued fund accounting and transfer agent service fees (Note 3)        9,623
Accrued transfer agent fees (Note 3) . . . . . . . . . . . . . .        5,846
Accrued fund accounting fees (Note 3). . . . . . . . . . . . . .          525
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . .       18,521
Payable for fund shares repurchased. . . . . . . . . . . . . . .       18,069
                                                                  -----------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . .      116,577
                                                                  -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $85,737,144
                                                                  ===========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . .  $    81,620
Additional paid-in-capital . . . . . . . . . . . . . . . . . . .   81,890,341
Undistributed net investment income. . . . . . . . . . . . . . .    2,457,965
Accumulated net realized gain on investments . . . . . . . . . .      644,377
Net unrealized appreciation on investments . . . . . . . . . . .      662,841
                                                                  -----------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $85,737,144
                                                                  ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($85,737,144/8,162,026 shares) . . . . . . . . .  $     10.50
                                                                  ===========




The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  OPERATIONS  (UNAUDITED)

FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2004





INVESTMENT INCOME:
Interest (net of foreign tax withheld, $1,325) . . . . .  $ 2,769,564
Dividends. . . . . . . . . . . . . . . . . . . . . . . .      147,634
                                                          ------------

Total Investment Income. . . . . . . . . . . . . . . . .    2,917,198
                                                          ------------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . .      433,645
Fund accounting and transfer agent service fees (Note 3)       60,185
Transfer agent fees (Note 3) . . . . . . . . . . . . . .       14,205
Fund accounting fees (Note 3). . . . . . . . . . . . . .        5,940
Directors' fees (Note 3) . . . . . . . . . . . . . . . .        3,335
Custodian fees . . . . . . . . . . . . . . . . . . . . .        6,860
Miscellaneous. . . . . . . . . . . . . . . . . . . . . .       28,457
                                                          ------------

Total Expenses . . . . . . . . . . . . . . . . . . . . .      552,627
Less reduction of expenses (Note 3). . . . . . . . . . .      (32,310)
                                                          ------------

Net Expenses . . . . . . . . . . . . . . . . . . . . . .      520,317
                                                          ------------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . .    2,396,881
                                                          ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments . . . . . . . . . . . .      626,740
Net change in unrealized appreciation on investments . .   (2,441,836)
                                                          ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . .   (1,815,096)
                                                          ------------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . . . .  $   581,785
                                                          ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE SIX
                                                              MONTHS ENDED          FOR THE PERIOD 3/3/03
                                                                 6/30/04              (COMMENCEMENT OF
                                                               (UNAUDITED)          OPERATIONS) TO 12/31/03
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income. . . . . . . . . . . . . . . . .  $              2,396,881   $            3,536,196
Net realized gain on investments . . . . . . . . . . .                   626,740                  502,740
Net change in unrealized appreciation on
investments. . . . . . . . . . . . . . . . . . . . . .                (2,441,836)               3,104,677
                                                        -------------------------  -----------------------

Net increase from operations . . . . . . . . . . . . .                   581,785                7,143,613
                                                        -------------------------  -----------------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 9):

From net investment income . . . . . . . . . . . . . .                         -               (3,475,112)
From net realized gain on investments. . . . . . . . .                         -                 (485,103)
                                                        -------------------------  -----------------------

Total distributions to shareholders. . . . . . . . . .                         -               (3,960,215)
                                                        -------------------------  -----------------------

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share
transactions (Note 5). . . . . . . . . . . . . . . . .                (2,219,688)              84,191,649
                                                        -------------------------  -----------------------

Net increase (decrease) in net assets. . . . . . . . .                (1,637,903)              87,375,047

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .                87,375,047                        -
                                                        -------------------------  -----------------------

END OF PERIOD (including undistributed net investment
income of  $2,457,965 and $61,084, respectively) . . .  $             85,737,144   $           87,375,047
                                                        =========================  =======================



The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS




                                                     FOR THE SIX
                                                     MONTHS ENDED    FOR THE PERIOD
                                                       6/30/04         3/3/03 1 TO
                                                     (UNAUDITED)       12/31/2003
                                                    --------------  --------------
PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . .  $       10.43   $         10.00
                                                    --------------  ----------------

Income (loss) from investment operations:
Net investment income. . . . . . . . . . . . . . .           0.29              0.45
Net realized and unrealized gain (loss) on
investments . . . . . . . . . . . . . . . . . . .           (0.22)             0.48
                                                    --------------  ----------------

Total from investment operations . . . . . . . . .           0.07              0.93
                                                    --------------  ----------------

Less distributions to shareholders:
From net investment income . . . . . . . . . . . .              -             (0.44)
From net realized gain on investments. . . . . . .              -             (0.06)
                                                    --------------  ----------------

Total distributions to shareholders. . . . . . . .              -             (0.50)
                                                    --------------  ----------------

NET ASSET VALUE - END OF PERIOD. . . . . . . . . .  $       10.50   $         10.43
                                                    ==============  ================

Total return2. . . . . . . . . . . . . . . . . . .           0.67%             9.31%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*. . . . . . . . . . . . . . . . . . . . .         1.20%3            1.20%3
Net investment income. . . . . . . . . . . . . . .         5.53%3            5.41%3

Portfolio turnover . . . . . . . . . . . . . . . .             22%               23%

NET ASSETS - END OF PERIOD (000's omitted) . . . .  $      85,737   $        87,375
                                                    ==============  ================





*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:



0.07%3  0.08%3




1Commencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.
3Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.     ORGANIZATION

High Yield Bond Series (the "Series") is a no-load non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series are offered to clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2004, 1.16 billion shares have been designated in total among 21 series, of which 20 million have been designated as High Yield Bond Series common stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Investments in regulated investment companies are valued at their net asset value per share on valuation date.

Debt securities, including sovereign bonds, corporate bonds and asset backed securities, will normally be valued on the basis of evaluated bid prices provided by the Fund's pricing service.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes  to  Financial  Statements (unaudited)

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

The Advisor has contractually agreed, until at least April 30, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $32,310 for the six months ended June 30, 2004, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund will pay the Advisor an annual fee of 0.15% of the Fund's net assets up to $900 million, 0.11% for the Fund's net assets between $900 million and $1.5 billion, and 0.07% for the Fund's net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses will be charged. Expenses not directly attributable to a series will be allocated based on each series' relative net assets. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

Notes  to  Financial  Statements (unaudited)

4.     PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended June 30, 2004, purchases and sales of securities, other than United States Government securities and short-term securities, were $17,692,688 and $20,505,807, respectively.

5.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  High  Yield  Bond  Series  were:



                       FOR THE SIX MONTHS             FOR THE PERIOD 3/3/03 (COMMENCEMENT
                         ENDED 6/30/04                     OF OPERATIONS) TO 12/31/03
             -----------------------------------     -------------------------------------
                     SHARES             AMOUNT               SHARES             AMOUNT
             -------------------  --------------     -----------------  -----------------
Sold                      1,250   $      13,250           8,513,784          $85,632,621
Reinvested                    -               -             366,914            3,808,567
Repurchased            (212,562)     (2,232,938)           (507,360)          (5,249,539)
             -------------------  --------------     -----------------  ------------------
Total                  (211,312)  $  (2,219,688)          8,373,338          $84,191,649
             ===================  ==============     =================  ==================



All of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.     FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2004.

7.     FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.     HIGH  YIELD  SECURITIES

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in U.S. Government bonds and other high quality fixed income securities. These securities are non-investment grade securities because they are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's credit-worthiness.

Notes to Financial Statements (unaudited)

9.     FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the period March 3, 2003 to December 31, 2003 were as follows:



Ordinary income  $3,960,215



At June 30, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:


Cost for federal income tax purposes  $83,657,961

Unrealized appreciation. . . . . . .  $ 1,496,345
Unrealized depreciation. . . . . . .     (833,504)
                                      ------------
Net unrealized appreciation. . . . .  $   662,841
                                      ============


[This  page  intentionally  left  blank]
17

LITERATURE  REQUESTS

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request:

By  phone                                            1-800-466-3863
On  the  Securities  and  Exchange
Commission  (SEC)  web  site                         http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------

Beginning no later than August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th will be available without charge, upon request:

By  phone                                            1-800-466-3863
On  the  SEC's  web  site                            http://www.sec.gov


PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL INFORMATION (SAI)
-------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. You may obtain these documents without charge, upon request:

By  phone                                           1-800-466-3863
On  the  SEC's  web  site                           http://www.sec.gov

Exeter  Fund,  Inc.
Semi-Annual  Report
June  30,  2004

International  Series

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

The International Series is managed on a top-down basis, focusing on economic trends to select countries and regions that we expect to outperform. Since inception in August of 1992, the International Series has been predominately invested in Western European countries.

We remain bullish on the outlook of Western Europe. Equity valuations remain attractive in both historical and relative terms. We expect the euro to remain strong in the long-term, with large U.S. budget and current account deficits working to keep the value of the dollar from rising substantially. The protracted period of weak growth in Western Europe has led to high unemployment, low consumer confidence and weak capital investment expenditures. These factors have created a broad awareness for the need to implement structural reforms in order to make Western Europe more competitive in the global market. Carrying through with such reforms, however, has proven an arduous task, as taking away benefits in countries such as Germany, France, and Italy has been met with some resistance. Despite some discontent, reform is going forward as it has become a necessity for Western Europe's survival in the longer-term. As more reforms are passed, this should allow the region to narrow its competitiveness gap with the U.S. and the world, which should drive greater economic and earnings growth. Since the beginning of the year, the Series' holdings in Portugal, Italy and the Netherlands have been the stronger performers. One reason for Portugal's strong performance has been the greater degree of structural reform that Portugal has initiated compared to the other Western European countries.

The Asian countries have also offered investment opportunities. Japanese equities in the portfolio have been very strong performers year to date. The Series also holds positions in Malaysia and Hong Kong, and we recently added stocks from the Philippines. The Philippines stocks were purchased due to very low valuations and the opportunity for President Arroyo to use the mandate she garnered in the most recent presidential election to continue reforms.

In Latin America, the sole equities are from Mexico. Mexico has been experiencing accelerating growth, which is expected to continue going forward. Also, concern over China's influence on Mexico's export sector has been ebbing as it has become evident that China does not have as large an impact on Mexico as was once widely thought. Long-term, we expect that Mexico can return to instituting reforms and decreasing dependence on exports through growth of the domestic market.

The Series is shifting to a more defensive position as we expect emerging markets and cyclical stocks to underperform in the medium term, given relatively high valuations and a slowdown in global growth. We sold the Series' Indonesian stocks, which have a strong connection to global growth and cyclical exports, and rolled the proceeds into defensive-minded consumer staples, energy, health care, and utility stocks in the United Kingdom. Spanish equities were also sold as valuations were high, housing prices and consumer credit were reaching bubble proportions, and we believed the newly elected socialist government posed a risk to future growth under these conditions.

Although the Series has outperformed its benchmark, the MSCI All Country World Index Free ex U.S., over the long-term, it showed slightly weaker performance for the first six months of the year. The Series returned 3.06% in the first half of 2004, compared to the benchmark, which returned 4.10%. The Series' underperformance relative to the benchmark was due partly to the lack of Australian holdings in the portfolio as continued strong demand for commodities provided a healthy return for that market. The other reason was its relatively smaller position in Japanese securities, as that market continued to be one of the better performers of 2004.

We continually examine the prospects for both the areas that we are currently invested in and areas that we have avoided in an attempt to add attractive investments to the Series. We will continue to monitor the health of the global economic environment and reposition the Series accordingly. It is our belief that the countries and sectors in which the Series is currently invested are positioned to minimize risk as well as to take advantage of positive trends in a volatile stock market environment.

We  wish  you  all  the  best  during  the  second  half  of  2004.


Sincerely,

Exeter  Asset  Management

Portfolio  Composition  as  of  June  30,  2004  (unaudited)

<graphic>
<pie  chart>



COUNTRY ALLOCATION*

Bermuda                                                            0.1%
France                                                            15.5%
Germany                                                           27.7%
Hong Kong                                                          0.4%
Italy                                                             13.3%
Japan                                                              8.3%
Malaysia                                                           1.7%
Mexico                                                             3.5%
Netherlands                                                        3.1%
Philippines                                                        2.9%
Portugal                                                           5.1%
United Kingdom                                                    13.6%
Cash, short-term investments, and other assets, less liabilities   4.8%




*As  a  percentage  of  net  assets.

<graphic>
<pie  chart>



SECTOR ALLOCATION*

Consumer Discretionary                                            11.2%
Consumer Staples                                                  14.6%
Energy                                                             7.6%
Financials                                                        20.9%
Health Care                                                        4.3%
Industrials                                                        9.2%
Information Technology                                             6.0%
Materials                                                          4.7%
Telecommunication Services                                         9.3%
Utilities                                                          7.4%
Cash, short-term investments, and other assets, less liabilities   4.8%




*As  a  percentage  of  net  assets.

Performance  Update  as  of  June  30,  2004  (unaudited)



                                                                                   Average Annual Total Returns
                                                                                        As of June 30, 2004
                                                                                   -----------------------------------
                                                                                                                        Growth of
                                                                                     One     Five    Ten    Since       a $10,000
                                                                                     Year    Year    Year   Inception1  Investment*
                                                                                   ------------------------------------------------

Exeter Fund, Inc. - International Series2                                            27.51%   2.93%   9.39%   9.19%     $   28,345

Standard & Poor's (S&P) 500 Total Return Index3                                      19.10%  -2.20%  11.81%  11.04%     $   34,582

Morgan Stanley Capital International (MSCI) All Country World Index Free ex U.S.3    32.50%   0.91%   4.40%   6.48%     $   21,031





*The value of a $10,000 investment in the Exeter Fund, Inc. - International Series from its inception (8/27/92) to present (6/30/04) as compared to the S&P 500 Total Return Index and the MSCI All Country World Index Free ex U.S.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



             Exeter Fund, Inc.          S&P 500            MSCI All Country
Date       International Series   Total Return Index   World Index Free ex U.S.
8/27/92    $              10,000  $            10,000                    10,000
12/92                     10,598               10,643                     9,495
12/93                     13,359               11,709                    12,809
12/94                     11,425               11,868                    13,659
12/95                     11,898               16,312                    15,016
12/96                     14,557               20,052                    16,019
12/97                     18,589               26,959                    16,346
12/98                     22,983               34,398                    18,710
12/99                     29,289               41,634                    24,492
12/00                     28,403               37,845                    20,797
12/01                     22,585               33,350                    16,743
12/02                     19,356               25,982                    14,287
12/03                     27,504               33,431                    20,203
6/30/04                   28,345               34,582                    21,031



1Performance numbers for the Series and the S&P 500 Total Return Index are calculated from August 27, 1992, the Series' inception date. Prior to 2001, the MSCI All Country World Index Free ex U.S. only published month-end numbers; therefore, performance numbers for the Index are calculated from August 31, 1992.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter Market. The Index returns assume daily reinvestment of dividends. The MSCI All Country World Index Free ex U.S. is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets and consists of 48 developed and emerging market country indices excluding the United States. The Index returns do not assume daily reinvestment of dividends and are denominated in U.S. Dollars. The Indices' returns, unlike Series returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)



                                                                     VALUE
                                                         SHARES     (NOTE 2)
                                                       ----------  -----------

COMMON STOCKS - 95.16%
CONSUMER DISCRETIONARY - 11.23%
AUTO COMPONENTS - 0.33%
Michelin (CGDE) - B (France). . . . . . . . . . . . .       8,413  $  466,263
                                                                   -----------

AUTOMOBILES - 0.63%
Bayerische Motoren Werke AG (BMW) (Germany) . . . . .      20,000     886,504
                                                                   -----------

HOTELS, RESTAURANTS & LEISURE - 0.49%
The Hongkong & Shanghai Hotels Ltd. (Hong Kong) . . .     876,000     530,708
Mandarin Oriental International Ltd.* (Bermuda) . . .     254,000     139,700
Shangri-La Asia Ltd. (Hong Kong). . . . . . . . . . .      20,000      19,489
                                                                   -----------
                                                                      689,897
                                                                   -----------

HOUSEHOLD DURABLES - 1.21%
Corporacion GEO S.A. de C.V. - Series B* (Mexico) . .     770,000   1,016,424
Hunter Douglas N.V. (Netherlands) . . . . . . . . . .      14,400     702,374
                                                                   -----------
                                                                    1,718,798
                                                                   -----------

MEDIA - 3.05%
Impresa S.A. (SGPS)* (Portugal) . . . . . . . . . . .     130,000     630,918
Reed Elsevier plc - ADR (United Kingdom). . . . . . .      33,600   1,322,160
Seat Pagine Gialle S.p.A. (Italy) . . . . . . . . . .      11,953       5,029
VNU N.V. (Netherlands). . . . . . . . . . . . . . . .      35,000   1,018,748
Wolters Kluwer N.V. (Netherlands) . . . . . . . . . .      73,800   1,342,676
                                                                   -----------
                                                                    4,319,531
                                                                   -----------

MULTILINE RETAIL - 2.29%
Don Quijote Co. Ltd. (Japan). . . . . . . . . . . . .      18,600   1,186,216
KarstadtQuelle AG (Germany) . . . . . . . . . . . . .      44,000     957,717
Organizacion Soriana S.A. de C.V. - Series B (Mexico)     370,000   1,103,520
                                                                   -----------
                                                                    3,247,453
                                                                   -----------

SPECIALTY RETAIL - 1.57%
Courts Mammoth Berhad (Malaysia). . . . . . . . . . .     970,000     495,276
Douglas Holding AG (Germany). . . . . . . . . . . . .      22,600     651,757
KOMERI Co. Ltd. (Japan) . . . . . . . . . . . . . . .      40,000   1,073,332
                                                                   -----------
                                                                    2,220,365
                                                                   -----------

TEXTILES, APPAREL & LUXURY GOODS - 1.66%
LVMH S.A. (Louis Vuitton Moet Hennessy) (France). . .      32,320   2,342,984
                                                                   -----------
                                                                   15,891,795
                                                                   -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)



                                                                     VALUE
                                                        SHARES     (NOTE 2)
                                                      ----------  -----------
CONSUMER STAPLES - 14.56%
BEVERAGES - 2.90%
Allied Domecq plc (United Kingdom) . . . . . . . . .     123,000  $1,052,740
Diageo plc (United Kingdom). . . . . . . . . . . . .      76,000   1,027,901
Grupo Modelo S.A. de C.V. - Series C (Mexico). . . .     384,000     966,273
Scottish & Newcastle plc (United Kingdom). . . . . .     135,000   1,066,425
                                                                  -----------
                                                                   4,113,339
                                                                  -----------

FOOD & STAPLES RETAILING - 3.71%
Carrefour S.A. (France). . . . . . . . . . . . . . .      38,832   1,888,387
Metro AG (Germany) . . . . . . . . . . . . . . . . .      26,000   1,236,472
Tesco plc (United Kingdom) . . . . . . . . . . . . .     220,000   1,065,538
William Morrison Supermarkets plc (United Kingdom) .     253,000   1,066,588
                                                                  -----------
                                                                   5,256,985
                                                                  -----------

FOOD PRODUCTS - 4.60%
Associated British Foods plc (United Kingdom). . . .      91,000   1,047,028
Cadbury Schweppes plc (United Kingdom) . . . . . . .     120,000   1,038,524
Groupe Danone (France) . . . . . . . . . . . . . . .      15,976   1,396,797
Suedzucker AG (Germany). . . . . . . . . . . . . . .      32,400     640,829
Unilever plc - ADR (United Kingdom). . . . . . . . .      60,000   2,386,200
                                                                  -----------
                                                                   6,509,378
                                                                  -----------

HOUSEHOLD PRODUCTS - 2.17%
Kao Corp. (Japan). . . . . . . . . . . . . . . . . .      47,000   1,135,913
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico)      61,875     842,311
Reckitt Benckiser plc (United Kingdom) . . . . . . .      38,500   1,093,252
                                                                  -----------
                                                                   3,071,476
                                                                  -----------

PERSONAL PRODUCTS - 1.18%
Clarins S.A. (France). . . . . . . . . . . . . . . .      25,555   1,665,596
                                                                  -----------
                                                                  20,616,774
                                                                  -----------

ENERGY - 7.60%
OIL & GAS - 7.60%
BP plc (United Kingdom). . . . . . . . . . . . . . .     114,000   1,009,928
Eni S.p.A. (Italy) . . . . . . . . . . . . . . . . .     219,554   4,369,258
Shell Transport & Trading Co. plc (United Kingdom) .     145,000   1,066,948
Total S.A. (France). . . . . . . . . . . . . . . . .      22,587   4,315,924
                                                                  -----------
                                                                  10,762,058
                                                                  -----------

FINANCIALS - 20.91%
CAPITAL MARKETS - 2.03%
Deutsche Bank AG (Germany) . . . . . . . . . . . . .      36,500   2,877,449
                                                                  -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)



                                                                          VALUE
                                                             SHARES     (NOTE 2)
                                                           ----------  -----------
FINANCIALS (continued)
COMMERCIAL BANKS - 10.84%
Banca Intesa S.p.A. (Italy) . . . . . . . . . . . . . . .     509,327  $1,993,645
Banca Monte dei Paschi di Siena S.p.A. (Italy). . . . . .     181,000     580,471
Banco BPI S.A. (Portugal) . . . . . . . . . . . . . . . .     383,000   1,401,091
Banco Espirito Santo S.A. (BES) (Portugal). . . . . . . .      68,000   1,130,189
Bayerische Hypo-und Vereinsbank AG (HVB Group)* (Germany)      76,230   1,361,789
BNP Paribas S.A. (France) . . . . . . . . . . . . . . . .      26,000   1,602,657
Commerzbank AG* (Germany) . . . . . . . . . . . . . . . .      62,000   1,096,241
Hong Leong Bank Berhad (Malaysia) . . . . . . . . . . . .     560,000     713,357
Metropolitan Bank & Trust Co. (Philippines) . . . . . . .   3,030,000   1,461,415
SanPaolo IMI S.p.A. (Italy) . . . . . . . . . . . . . . .      51,300     619,297
Societe Generale (France) . . . . . . . . . . . . . . . .      11,312     963,501
UniCredito Italiano S.p.A. (Italy). . . . . . . . . . . .     489,000   2,420,924
                                                                       -----------
                                                                       15,344,577
                                                                       -----------

CONSUMER FINANCE - 0.83%
Takefuji Corp. (Japan). . . . . . . . . . . . . . . . . .      16,050   1,166,656
                                                                       -----------

DIVERSIFIED FINANCIAL SERVICES - 0.94%
ING Groep N.V. (Netherlands). . . . . . . . . . . . . . .      56,200   1,329,487
                                                                       -----------

INSURANCE - 5.09%
Allianz AG (Germany). . . . . . . . . . . . . . . . . . .      12,720   1,380,458
Assicurazioni Generali S.p.A. (Italy) . . . . . . . . . .      85,804   2,319,634
Axa (France). . . . . . . . . . . . . . . . . . . . . . .     110,292   2,434,270
Muenchener Rueckver AG (Germany). . . . . . . . . . . . .       9,800   1,067,146
                                                                       -----------
                                                                        7,201,508
                                                                       -----------

REAL ESTATE - 0.92%
SM Prime Holdings, Inc. (Philippines) . . . . . . . . . .  12,000,000   1,307,610
                                                                       -----------

THRIFTS & MORTGAGE FINANCE - 0.26%
Hypo Real Estate Holding AG* (Germany). . . . . . . . . .      12,432     364,588
                                                                       -----------
                                                                       29,591,875
                                                                       -----------

HEALTH CARE - 4.33%
PHARMACEUTICALS - 4.33%
AstraZeneca plc (United Kingdom). . . . . . . . . . . . .      22,300   1,003,601
Aventis S.A. (France) . . . . . . . . . . . . . . . . . .      25,300   1,914,293
GlaxoSmithKline plc (United Kingdom). . . . . . . . . . .      48,000     974,455
Shire Pharmaceuticals Group plc* (United Kingdom) . . . .     115,000   1,007,281
Takeda Pharmaceutical Co. Ltd. (Japan). . . . . . . . . .      28,000   1,232,494
                                                                       -----------
                                                                        6,132,124
                                                                       -----------

INDUSTRIALS - 9.23%
AIRLINES - 0.96%
Deutsche Lufthansa AG* (Germany). . . . . . . . . . . . .     100,000   1,366,947
                                                                       -----------

CONSTRUCTION & ENGINEERING - 0.75%
Hochtief AG (Germany) . . . . . . . . . . . . . . . . . .      44,500   1,058,134
                                                                       -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)



                                                                VALUE
                                                   SHARES     (NOTE 2)
                                                 ----------  -----------
INDUSTRIALS (continued)
INDUSTRIAL CONGLOMERATES - 3.92%
Pirelli & C. S.p.A. (Italy) . . . . . . . . . .     213,333  $  220,857
Siemens AG (Germany). . . . . . . . . . . . . .      55,725   4,019,305
Sonae S.A. (SGPS) (Portugal). . . . . . . . . .   1,200,000   1,316,952
                                                             -----------
                                                              5,557,114
                                                             -----------

MACHINERY - 2.22%
FANUC Ltd. (Japan). . . . . . . . . . . . . . .      15,500     927,265
MAN AG (Germany). . . . . . . . . . . . . . . .      60,200   2,209,577
                                                             -----------
                                                              3,136,842
                                                             -----------

TRANSPORTATION INFRASTRUCTURE - 1.38%
Brisa-Auto Estradas de Portugal S.A. (Portugal)     185,000   1,337,743
Fraport AG (Germany). . . . . . . . . . . . . .      21,800     610,875
                                                             -----------
                                                              1,948,618
                                                             -----------
                                                             13,067,655
                                                             -----------

INFORMATION TECHNOLOGY - 5.98%
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.40%
KEYENCE Corp. (Japan) . . . . . . . . . . . . .       4,500   1,029,269
Mabuchi Motor Co. Ltd. (Japan). . . . . . . . .      12,800     951,590
                                                             -----------
                                                              1,980,859
                                                             -----------

INTERNET SOFTWARE & SERVICES - 0.00%**
Telecom Italia Media S.p.A.* (Italy). . . . . .       4,534       1,869
                                                             -----------

IT SERVICES - 2.42%
SAP AG (Germany). . . . . . . . . . . . . . . .      20,550   3,433,038
                                                             -----------

OFFICE ELECTRONICS - 0.75%
Canon, Inc. (Japan) . . . . . . . . . . . . . .      20,000   1,056,791
                                                             -----------

SOFTWARE - 1.41%
Sammy Corp. (Japan) . . . . . . . . . . . . . .      41,550   1,989,299
                                                             -----------
                                                              8,461,856
                                                             -----------

MATERIALS - 4.71%
CHEMICALS - 4.30%
Bayer AG (Germany). . . . . . . . . . . . . . .      83,750   2,420,357
Degussa AG (Germany). . . . . . . . . . . . . .      17,900     593,701
L'Air Liquide S.A. (France) . . . . . . . . . .      12,258   2,031,352
Linde AG (Germany). . . . . . . . . . . . . . .      19,000   1,047,916
                                                             -----------
                                                              6,093,326
                                                             -----------

CONSTRUCTION MATERIALS - 0.41%
Italcementi S.p.A. (Italy). . . . . . . . . . .      43,264     580,317
                                                             -----------
                                                              6,673,643
                                                             -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)



                                                               SHARES/          VALUE
                                                          PRINCIPAL AMOUNT    (NOTE 2)
                                                          -----------------  -----------
TELECOMMUNICATION SERVICES - 9.27%
DIVERSIFIED TELECOMMUNICATION SERVICES - 6.11%
Deutsche Telekom AG* (Germany) . . . . . . . . . . . . .            141,000  $2,484,467
Philippine Long Distance Telephone Co.* (Philippines). .             35,000     719,007
Portugal Telecom S.A. (SGPS) (Portugal). . . . . . . . .            129,000   1,395,274
Telecom Italia S.p.A. (Italy). . . . . . . . . . . . . .            971,924   3,028,094
Telefonos de Mexico S.A. de C.V. (Telmex) - ADR (Mexico)             30,500   1,014,735
                                                                           -------------
                                                                              8,641,577
                                                                           -------------

WIRELESS TELECOMMUNICATION SERVICES - 3.16%
Globe Telecom, Inc. (Philippines). . . . . . . . . . . .             44,000     644,516
Maxis Communications Berhad (Malaysia) . . . . . . . . .            500,000   1,158,047
Telecom Italia Mobile S.p.A. (T.I.M.) (Italy). . . . . .            470,000   2,670,730
                                                                           -------------
                                                                              4,473,293
                                                                           -------------
                                                                             13,114,870
                                                                           -------------

UTILITIES - 7.34%
ELECTRIC UTILITIES - 2.78%
E.ON AG (Germany). . . . . . . . . . . . . . . . . . . .             54,537   3,936,943
                                                                           -------------

MULTI-UTILITIES & UNREGULATED POWER - 4.56%
International Power plc* (United Kingdom). . . . . . . .            400,000   1,022,334
National Grid Transco plc (United Kingdom) . . . . . . .            127,000     983,014
RWE AG (Germany) . . . . . . . . . . . . . . . . . . . .             75,000   3,539,309
Suez S.A. (France) . . . . . . . . . . . . . . . . . . .             43,340     904,243
                                                                           -------------
                                                                              6,448,900
                                                                           -------------
                                                                             10,385,843
                                                                           -------------

TOTAL COMMON STOCKS
(Identified Cost $97,248,065). . . . . . . . . . . . . .                    134,698,493
                                                                           -------------

SHORT-TERM INVESTMENTS - 4.59%
Dreyfus Treasury Cash Management - Institutional Shares.          3,503,867   3,503,867
Fannie Mae Discount Note, 7/15/2004. . . . . . . . . . .  $       3,000,000   2,998,868
                                                                           -------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $6,502,735) . . . . . . . . . . . . . .                      6,502,735
                                                                           -------------

TOTAL INVESTMENTS - 99.75%
(Identified Cost $103,750,800) . . . . . . . . . . . . .                    141,201,228

OTHER ASSETS, LESS LIABILITIES - 0.25% . . . . . . . . .                        346,873
                                                                           -------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                   $141,548,101
                                                                           =============





*Non-income  producing  security
**Less  than  0.01%
ADR  -  American  Depository  Receipt
The Series' portfolio holds, as a percentage of net assets, greater than 10% in The following countries: Germany - 27.7%;France - 15.5%; United Kingdom - 13.6%; Italy - 13.3%.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  ASSETS  AND  LIABILITIES  (UNAUDITED)

JUNE  30,  2004





ASSETS:
Investments, at value (identified cost $103,750,800) (Note 2). .  $141,201,228
Foreign currency, at value (cost $27,422). . . . . . . . . . . .        27,315
Receivable for fund shares sold. . . . . . . . . . . . . . . . .       279,134
Dividends receivable . . . . . . . . . . . . . . . . . . . . . .       126,551
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . .       118,512
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . .         5,815
                                                                  ------------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   141,758,555
                                                                  ------------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . .       114,588
Accrued fund accounting and transfer agent service fees (Note 3)        15,754
Accrued transfer agent fees (Note 3) . . . . . . . . . . . . . .         6,345
Accrued fund accounting fees (Note 3). . . . . . . . . . . . . .           222
Payable for fund shares repurchased. . . . . . . . . . . . . . .        54,961
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . .        18,584
                                                                  ------------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . .       210,454
                                                                  ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $141,548,101
                                                                  ============

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . .  $    155,490
Additional paid-in-capital . . . . . . . . . . . . . . . . . . .    92,314,500
Undistributed net investment income. . . . . . . . . . . . . . .     1,569,417
Accumulated net realized gain on investments, foreign currency,
and other assets and liabilities . . . . . . . . . . . . . . . .    10,056,097
Net unrealized appreciation on investments, foreign currency,
and other assets and liabilities . . . . . . . . . . . . . . . .    37,452,597
                                                                  ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $141,548,101
                                                                  ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($141,548,101/15,549,007 shares) . . . . . . . .  $       9.10
                                                                  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  OPERATIONS  (UNAUDITED)

FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2004





INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $381,981). . . .  $ 2,263,717
Interest . . . . . . . . . . . . . . . . . . . . . . . .       40,953
                                                          ------------

Total Investment Income. . . . . . . . . . . . . . . . .    2,304,670
                                                          ------------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . .      682,295
Fund accounting and transfer agent service fees (Note 3)       94,680
Transfer agent fees (Note 3) . . . . . . . . . . . . . .       16,585
Directors' fees (Note 3) . . . . . . . . . . . . . . . .        3,335
Fund accounting fees (Note 3). . . . . . . . . . . . . .        1,440
Custodian fees . . . . . . . . . . . . . . . . . . . . .       43,740
Miscellaneous. . . . . . . . . . . . . . . . . . . . . .       31,105
                                                          ------------

Total Expenses . . . . . . . . . . . . . . . . . . . . .      873,180
                                                          ------------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . .    1,431,490
                                                          ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on -
Investments. . . . . . . . . . . . . . . . . . . . . . .    7,314,774
Foreign currency and other assets and liabilities. . . .        9,637
                                                          ------------
                                                            7,324,411
                                                          ------------

Net change in unrealized appreciation on -
Investments. . . . . . . . . . . . . . . . . . . . . . .   (4,710,986)
Foreign currency and other assets and liabilities. . . .      (13,567)
                                                          ------------
                                                           (4,724,553)
                                                          ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . .    2,599,858
                                                          ------------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . . . .  $ 4,031,348
                                                          ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS




                                                         FOR THE SIX
                                                         MONTHS ENDED      FOR THE
                                                           6/30/04       YEAR ENDED
                                                         (UNAUDITED)      12/31/03
                                                        --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $   1,431,490   $    932,200
Net realized gain on investments . . . . . . . . . . .      7,324,411     11,058,253
Net change in unrealized appreciation on investments .     (4,724,553)    25,560,357
                                                        --------------  -------------

Net increase from operations . . . . . . . . . . . . .      4,031,348     37,550,810
                                                        --------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income . . . . . . . . . . . . . .              -       (817,541)
From net realized gain on investments. . . . . . . . .              -     (7,714,055)
                                                        --------------  -------------

Total distributions to shareholders. . . . . . . . . .              -     (8,531,596)
                                                        --------------  -------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions (Note 5).      8,038,030     19,514,652
                                                        --------------  -------------

Net increase in net assets . . . . . . . . . . . . . .     12,069,378     48,533,866

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .    129,478,723     80,944,857
                                                        --------------  -------------

END OF PERIOD (including undistributed net investment
income of $1,569,417 and $137,927, respectively) . . .  $ 141,548,101   $129,478,723
                                                        ==============  =============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS



                                               FOR THE SIX
                                               MONTHS ENDED
                                                 6/30/04                         FOR THE YEARS ENDED
                                               (UNAUDITED)     12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
                                             --------------  -----------  ----------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . .  $        8.83   $    6.67   $    7.89   $   10.40   $   17.43   $   15.57
                                             --------------  -----------  ----------  ----------  ----------  ----------
Income (loss) from investment operations:
Net investment income. . . . . . . . . . . .           0.09        0.07        0.07        0.05        0.04        0.11
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . .           0.18        2.72       (1.20)      (2.18)      (0.83)       4.03
                                             --------------  -----------  ----------  ----------  ----------  ----------
Total from investment operations . . . . . .           0.27        2.79       (1.13)      (2.13)      (0.79)       4.14
                                             --------------  -----------  ----------  ----------  ----------  ----------
Less distributions to shareholders:
From net investment income . . . . . . . . .           -          (0.06)      (0.07)      (0.05)      (0.03)      (0.12)
From net realized gain on investments. . . .           -          (0.57)      (0.02)      (0.33)      (6.21)      (2.16)
                                             --------------  -----------  ----------  ----------  ----------  ----------
Total distributions to shareholders. . . . .           -          (0.63)      (0.09)      (0.38)      (6.24)      (2.28)
                                             --------------  -----------  ----------  ----------  ----------  ----------
NET ASSET VALUE - END OF PERIOD. . . . . . .  $        9.10   $    8.83   $    6.67   $    7.89   $   10.40   $   17.43
                                             ==============  =========== ==========  ==========  ==========  ==========

Total return1. . . . . . . . . . . . . . . .           3.06%      42.10%     (14.30%)    (20.48%)     (3.03%)     27.44%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses . . . . . . . . . . . . . . . . . .         1.28%2        1.30%*      1.32%       1.28%       1.19%       1.12%
Net investment income. . . . . . . . . . . .         2.10%2        0.94%       0.96%       0.54%       0.28%       0.52%

Portfolio turnover . . . . . . . . . . . . .             15%        46%         5%          6%          3%         4%

NET ASSETS - END OF PERIOD (000's omitted) .  $     141,548   $  129,479   $  80,945   $  84,124   $ 119,132   $ 160,670
                                              ==============  =========== ==========  ==========  ==========  ==========



*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.02%.


1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03. Periods less than one year are not annualized.
2Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.     ORGANIZATION

International Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series resumed offering shares directly to investors on May 18, 2004, as it had done previously from time to time. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2004, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as International Series common stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Notes  to  Financial  Statements  (unaudited)

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

Notes  to  Financial  Statements  (unaudited)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund will pay the Advisor an annual fee of 0.15% of the Fund's net assets up to $900 million, 0.11% for the Fund's net assets between $900 million and $1.5 billion, and 0.07% for the Fund's net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses will be charged. Expenses not directly attributable to a series will be allocated based on each series' relative net assets. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended June 30, 2004, purchases and sales of securities, other than short-term securities, were $27,749,101 and $19,289,179, respectively.

At December 31, 2003, the Series held shares of iShares MSCI Malaysia Index Fund and iShares Singapore Index Fund; such investments were not consistent with the investment restrictions of the Series. The securities had an unrealized gain of $290,401 at December 31, 2003 and were subsequently sold at a gain after year end. For 2003, 0.33% of the Series' total return consisted of the unrealized gain on these investments.

5.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  International  Series  were:




                        FOR THE SIX MONTHS                FOR THE YEAR
                           ENDED 6/30/04                  ENDED 12/31/03
             -------------------------------------  ------------------------
                   SHARES              AMOUNT         SHARES       AMOUNT
             -------------------  ----------------  ----------  ------------
Sold                  1,528,550   $    13,882,564   2,370,813   $17,264,894
Reinvested                    -                 -     983,270     8,383,687
Repurchased            (643,886)       (5,844,534)   (832,522)   (6,133,929)
             -------------------  ----------------  ----------  ------------
Total                   884,664   $     8,038,030   2,521,561   $19,514,652
             ===================  ================  ==========  ============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.     FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2004.

Notes  to  Financial  Statements  (unaudited)

7.     FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.     FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2003 were as follows:



Ordinary income          $2,983,920
Long-term capital gains   5,547,676



At June 30, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $103,750,800

Unrealized appreciation               $ 40,047,513
Unrealized depreciation                 (2,597,085)
                                      -------------
Net unrealized appreciation           $ 37,450,428
                                      =============

[This  page  intentionally  left  blank]

LITERATURE  REQUESTS

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request:

By  phone                                            1-800-466-3863
On  the  Securities  and  Exchange
Commission  (SEC)  web  site                         http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------

Beginning no later than August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th will be available without charge, upon request:

By  phone                                            1-800-466-3863
On  the  SEC's  web  site                            http://www.sec.gov


PROSPECTUS  AND  STATEMENT  OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. You may obtain these documents without charge, upon request:

By  phone                                          1-800-466-3863
On  the  SEC's  web  site                          http://www.sec.gov

Exeter  Fund,  Inc.
Semi-Annual  Report
June  30,  2004

Ohio  Tax  Exempt  Series

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

It is tough to feel good about a market when through the first six months of the year returns were negative, which was the case in the municipal bond market for the first six months of 2004. Any sense of well-being comes from an economy that is improving, which in turn has allowed municipal credit quality to improve as well. Municipal spreads began to tighten toward the end of last year, when the economy first showed signs of life, and as we moved through the first six months of this year, those spreads remained fairly constant.

While almost every economic indicator was suggesting that the economy was improving during the first quarter of 2004, there was one economic indicator that cast a rather large shadow. That was the number of jobs being created, or rather, the lack thereof. That all changed with the non-farm payroll release for March, which came out in April, and the positive surprises continued through the second quarter of the year. Over that four-month period, the economy added a little more than one million new jobs. That, in combination with other releases, painted a relatively rosy picture regarding the state of the economy. When that happens, interest rates tend to move up, and this time was no exception.

While the economy was gathering steam, energy prices were also rising, as were food prices. Many economists look at inflation measures after backing out the effects of food and energy costs, but even after doing that, it was apparent that inflation was moving up from what had been 40-year lows. It was just a year ago that everyone was panicked about deflation, but by the second quarter of this year, inflation had moved back into the market's consciousness.

An improving economy along with an up-tick in inflation definitely caught the attention of the Federal Reserve (the "Fed"), especially given the fact that the Fed Funds target was at an accommodative 1.0%. That began to change on the last day of June when the Fed raised the Fed Funds target to 1.25% and suggested that was the first of many measured responses. While it is tough to know just how high they will go, on average the Fed has raised the Fed Funds target by 250 basis points (2.5%) during its "tightening" cycle. If that holds true, the target will move to 3.50%. While much of the tightening cycle for short-term rates may already be discounted in the yields of longer-term bonds, the shift to Fed tightening has generally led to an added level of uncertainty in the bond markets.

The Ohio Tax Exempt Series tracked the performance of the market indices during the first half of 2004, with a return of -1.06%. The Series was invested with a higher quality bias that has served it well and should continue to serve it well going forward.

Over the longer term, municipal yields will fluctuate; sometimes the cyclical pressures will push them higher, and other times they will push them lower. The key to investment success will always require a focus on the secular (non-cyclical) forces that drive interest rates. As for the higher-quality bias of the funds, that reflects our risk-averse style and a preference for holding more liquid securities.

We  wish  you  all  the  best  during  the  second  half  of  2004.

Sincerely,

Exeter  Asset  Management

Portfolio  Composition  as  of  June  30,  2004  (unaudited)

<graphic>
<pie  chart>



BOND TYPES1
General Obligation Bonds  86.2%
Revenue Bonds             13.8%




1As  a  percentage  of  municipal  securities.

<graphic>
<pie  chart>



QUALITY RATINGS2
Aaa               81.6%
Aa                18.4%




2Using  Moody's  Ratings,  as  a  percentage  of  municipal  securities.

Performance  Update  as  of  June  30,  2004 (unaudited)



                                                    Average Annual Total Returns
                                                         As of June 30, 2004
                                                  --------------------------------
                                                                                     Growth of
                                                   One    Five   Ten      Since      a $10,000
                                                   Year   Year   Year   Inception1   Investment*
                                                  ------  -----  -----  -----------  ------------

Exeter Fund, Inc. - Ohio Tax Exempt Series2       -0.05%  4.78%  5.27%    4.60%        $  15,953

Merrill Lynch Intermediate Municipal Bond Index3   0.27%  5.98%  6.10%    5.51%        $  17,451



*The value of a $10,000 investment in the Exeter Fund, Inc. - Ohio Tax Exempt Series from its inception (2/14/94) to present (6/30/04) as compared to the Merrill Lynch Intermediate Municipal Bond Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



              Exeter Fund, Inc.               Merrill Lynch
Date       Ohio Tax Exempt Series   Intermediate Municipal Bond Index
2/14/94    $                10,000  $                           10,000
12/94                        9,377                               9,709
12/95                       10,985                              11,009
12/96                       11,331                              11,520
12/97                       12,228                              12,406
12/98                       12,882                              13,183
12/99                       12,229                              13,182
12/00                       13,721                              14,453
12/01                       14,294                              15,197
12/02                       15,470                              16,789
12/03                       16,124                              17,597
6/30/04                     15,953                              17,451




1Performance numbers for the Series and Index are calculated from February 14, 1994, the Series' inception date.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3The unmanaged Merrill Lynch Intermediate Municipal Bond Index is a market value weighted measure of approximately 400 municipal bonds issued across the United States. The Index is comprised of investment grade securities. Index returns assume reinvestment of coupons and, unlike Series returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)





                                                                                               CREDIT
                                                                                               RATING*      PRINCIPAL    VALUE
                                                                                             (UNAUDITED)     AMOUNT     (NOTE 2)
                                                                                             -----------  -----------   -----------
OHIO MUNICIPAL SECURITIES - 94.0%
Amherst Exempt Village School District, G.O. Bond, FGIC, 4.75%, 12/1/2010 . . . . . . . . .  Aaa          $  200,000     $  214,626
Avon Lake, G.O. Bond, 6.00%, 12/1/2009. . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa3              40,000         40,774
Bedford Heights, G.O. Bond, Series A, AMBAC, 5.65%, 12/1/2014 . . . . . . . . . . . . . . .  Aaa              60,000         68,092
Chagrin Falls Exempt Village School District, G.O. Bond,
5.55%, 12/1/2022. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa3             100,000        106,323
Cleveland Heights & University Heights County School District,
Library Impt., G.O. Bond, 5.125%, 12/1/2026 . . . . . . . . . . . . . . . . . . . . . . . .  Aa3             200,000        201,556
Cleveland Waterworks, Revenue Bond, Series I, FSA, 5.00%, 1/1/2028. . . . . . . . . . . . .  Aaa             265,000        262,827
Delaware City School District, Construction & Impt., G.O.
Bond, Series B, FGIC, 5.20%, 12/1/2016. . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             100,000        102,600
Delaware City School District, G.O. Bond, FSA, 5.00%, 12/1/2025 . . . . . . . . . . . . . .  AAA1            300,000        300,315
Dublin City School District, School Facilities, Construction & Impt.,
G.O. Bond, 5.375%, 12/1/2017. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aa3             350,000        376,194
Eaton City School District, G.O. Bond, FGIC, 5.00%, 12/1/2029 . . . . . . . . . . . . . . .  Aaa             200,000        197,722
Erie County, G.O. Bond, FGIC, 4.75%, 10/1/2019. . . . . . . . . . . . . . . . . . . . . . .  Aaa             175,000        176,529
Fairfield County, Building Impt., G.O. Bond, 5.00%, 12/1/2018 . . . . . . . . . . . . . . .  Aa3             250,000        259,110
Garfield Heights City School District, School Impt., G.O. Bond, MBIA, 5.00%, 12/15/2026 . .  Aaa             250,000        248,657
Genoa Area Local School District, G.O. Bond, FGIC, 5.40%, 12/1/2027 . . . . . . . . . . . .  Aaa             150,000        154,192
Greene County Sewer System, Governmental Enterprise, Revenue Bond,
AMBAC, 5.625%, 12/1/2025. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             235,000        248,038
Highland Local School District, School Impt., G.O. Bond, FSA, 5.00%, 12/1/2009. . . . . . .  Aaa             190,000        205,570
Hilliard School District, G.O. Bond, Series A, FGIC, 5.00%, 12/1/2020 . . . . . . . . . . .  Aaa             225,000        228,526
Kettering City School District, School Impt., G.O. Bond, FGIC, 5.25%, 12/1/2022 . . . . . .  Aaa              60,000         61,789
Kings Local School District, G.O. Bond, FGIC, 5.50%, 12/1/2021. . . . . . . . . . . . . . .  Aaa             115,000        119,041
Lakota Local School District, G.O. Bond, AMBAC, 5.75%, 12/1/2006. . . . . . . . . . . . . .  Aaa              50,000         52,375
Licking County Joint Vocational School District, School Facilities Construction & Impt.,
G.O. Bond, MBIA, 5.00%, 12/1/2007 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa             500,000        536,685
Lorain City School District, Classroom Facilities Impt., G.O. Bond, MBIA, 4.75%, 12/1/2025.  Aaa             400,000        384,436




The accompanying notes are an integral part of the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)




                                                                                          CREDIT
                                                                                          RATING*        PRINCIPAL        VALUE
                                                                                        (UNAUDITED)       AMOUNT        (NOTE 2)
                                                                                        -----------  -----------------  ---------
OHIO MUNICIPAL SECURITIES (continued)
Loveland City School District, G.O. Bond, Series A, MBIA, 5.00%, 12/1/2024 . . . . . .  Aaa          $         200,000  $200,972
Mansfield City School District, Various Purposes, G.O. Bond, MBIA, 5.75%, 12/1/2022. .  Aaa                    250,000   270,812
Marysville Exempt Village School District, G.O. Bond, MBIA, 5.75%, 12/1/2023 . . . . .  Aaa                    315,000   335,484
Medina City School District, G.O. Bond, FGIC, 5.00%, 12/1/2018 . . . . . . . . . . . .  Aaa                    150,000   154,987
Mentor, G.O. Bond, 5.25%, 12/1/2017. . . . . . . . . . . . . . . . . . . . . . . . . .  Aa3                    100,000   106,039
Mississinawa Valley Local School District, Classroom Facilities, G.O. Bond, FSA,
5.75%, 12/1/2022. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   Aaa                    205,000   223,618
Montgomery County, G.O. Bond, 5.30%, 9/1/2007. . . . . . . . . . . . . . . . . . . . .  Aa2                     65,000    65,395
North Canton City School District, G.O. Bond, AMBAC, 5.85%, 12/1/2007. . . . . . . . .  Aaa                     40,000    41,537
North Olmsted, G.O. Bond, AMBAC, 5.00%, 12/1/2016. . . . . . . . . . . . . . . . . . .  Aaa                    125,000   130,771
Northwood Local School District, G.O. Bond, AMBAC, 5.55%, 12/1/2006. . . . . . . . . .  Aaa                     65,000    70,022
Northwood Local School District, G.O. Bond, AMBAC, 6.20%, 12/1/2013. . . . . . . . . .  Aaa                     40,000    41,542
Ohio State, Common Schools, Capital Facilities, G.O. Bond, Series A, 4.75%, 6/15/2020.  Aa1                    250,000   251,025
Ohio State, Common Schools, G.O. Bond, Series A, 5.00%, 3/15/2007. . . . . . . . . . .  Aa1                    150,000   159,545
Ohio State, Infrastructure Impt., Series A, G.O. Bond, 5.00%, 8/1/2009 . . . . . . . .  Aa1                    200,000   216,534
Ohio State, Infrastructure Impt., G.O. Bond, 5.20%, 8/1/2010 . . . . . . . . . . . . .  Aa1                     50,000    54,261
Ohio State Higher Educational Facility Commission, University of Dayton
Project, Revenue Bond, FGIC, 5.80%, 12/1/2019. . . . . . . . . . . . . . . . . . . . .  Aaa                    100,000   103,823
Ohio State Turnpike Commission, Revenue Bond, Series A,
MBIA, 5.70%, 2/15/2017 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    125,000   134,565
Ohio State Water Development Authority, Fresh Water, Revenue
Bond, FSA, 5.125%, 12/1/2023 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    300,000   304,344
Ohio State Water Development Authority, Pollution Control,
Revenue Bond, 5.25%, 12/1/2015 . . . . . . . . . . . . . . . . . . . . . . . . . . . .  Aaa                    200,000   219,268
Ohio State Water Development Authority, Pure Water,
Revenue Bond, Series I, AMBAC, 6.00%, 12/1/2016. . . . . . . . . . . . . . . . . . . .  Aaa                     40,000    45,263
Ontario Local School District, G.O. Bond, FSA, 5.00%, 12/1/2023. . . . . . . . . . . .  AAA1                   350,000   353,045
Orange City School District, G.O. Bond, 5.00%, 12/1/2023 . . . . . . . . . . . . . . .  Aa1                    305,000   307,474
Ottawa County, G.O. Bond, AMBAC, 5.45%, 9/1/2006 . . . . . . . . . . . . . . . . . . .  Aaa                     30,000    30,786




The accompanying notes are an integral part of the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)


                                                                                             CREDIT      PRINCIPAL      VALUE
                                                                                             RATING*      AMOUNT/      (NOTE 2)
                                                                                          (UNAUDITED)     SHARES
                                                                                          ------------  -----------  -----------
OHIO MUNICIPAL SECURITIES (continued)
Pickerington, Water Systems Impt., G.O. Bond, AMBAC,
5.85%, 12/1/2013. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa            $   50,000   $   51,933
Pickerington Local School District, Construction & Impt.,
G.O. Bond, FGIC, 5.375%, 12/1/2019. . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa               150,000      155,469
Plain Local School District, G.O. Bond, FGIC, 5.00%, 12/1/2025. . . . . . . . . . . . . . Aaa               315,000      315,394
Plain Local School District, G.O. Bond, FGIC, 5.00%, 12/1/2029. . . . . . . . . . . . . . Aaa               225,000      222,437
Sidney City School District, School Impt., G.O. Bond,
Series B, FGIC, 5.10%, 12/1/2019. . . . . . . . . . . . . . . . . . . . . . . . . . . . . Aaa               150,000      155,999
South-Western City School District, Franklin & Pickway County, G.O. Bond,
AMBAC, 4.75%, 12/1/2026. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Aaa               175,000      167,092
Toledo, G.O. Bond, AMBAC, 5.95%, 12/1/2015 . . . . . . . . . . . . . . . . . . . . . . . .Aaa               175,000      188,447
Toledo Sewer System, Prerefunded Balance, Revenue Bond, AMBAC, 6.35%, 11/15/2017 . . . . .Aaa                35,000       36,343
Toledo Sewer System, Unrefunded Balance, Revenue Bond, AMBAC, 6.35%, 11/15/2017. . . . . .Aaa               150,000      155,342
Trumbull County, G.O. Bond, AMBAC, 6.20%, 12/1/2014. . . . . . . . . . . . . . . . . . . .Aaa               100,000      103,989
Twinsburg Local School District, G.O. Bond, FGIC, 5.90%, 12/1/2021 . . . . . . . . . . . .Aaa               325,000      358,550
Upper Arlington City School District, Capital Appreciation, G.O. Bond, MBIA,
5.25%, 12/1/2022 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Aaa               255,000      262,604
Van Buren Local School District, School Facilities Construction & Impt., G.O. Bond,
FSA, 5.25%, 12/1/2016. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Aaa               300,000      321,075
Van Wert City School District, School Impt., G.O. Bond, FGIC, 5.00%, 12/1/2020 . . . . . .Aaa               500,000      513,110
Warren County, Waterworks, Revenue Bond, FGIC, 5.45%, 12/1/2015. . . . . . . . . . . . . .Aaa               140,000      143,142
Warren, G.O. Bond, AMBAC, 5.20%, 11/15/2013. . . . . . . . . . . . . . . . . . . . . . . .Aaa                15,000       15,686
Wood County, G.O. Bond, 5.40%, 12/1/2013 . . . . . . . . . . . . . . . . . . . . . . . . .Aa3                50,000       50,879
Wyoming City School District, G.O. Bond, Series B, FGIC, 5.15%, 12/1/2027. . . . . . . . .Aaa               300,000      301,479
Youngstown, G.O. Bond, MBIA, 6.125%, 12/1/2014. . . . . . . . . . . . . . . . . . . . . . Aaa                50,000       51,913
                                                                                                                      -----------
TOTAL OHIO MUNICIPAL SECURITIES
(Identified Cost $11,609,329)                                                                                         11,937,972
                                                                                                                      -----------
SHORT-TERM INVESTMENTS - 19.7%
Dreyfus BASIC Municipal Money Market Fund2
(Identified Cost $2,500,000)                                                                              2,500,000    2,500,000
                                                                                                                      -----------




The accompanying notes are an integral part of the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)





                                             VALUE
                                            (NOTE 2)
                                          ------------
TOTAL INVESTMENTS - 113.7%
(Identified Cost $14,109,329). . . . . .  $14,437,972

LIABILITIES, LESS OTHER ASSETS - (13.7%)   (1,738,086)
                                          ------------

NET ASSETS - 100%. . . . . . . . . . . .  $12,699,886
                                          ============





KEY:
G.O.  Bond  -  General  Obligation  Bond
Impt.  -  Improvement

Scheduled  principal  and  interest  payments  are  guaranteed  by:
AMBAC  (AMBAC  Assurance  Corp.)
FGIC  (Financial  Guaranty  Insurance  Co.)
FSA  (Financial  Security  Assurance)
MBIA  (MBIA,  Inc.)
The  insurance  does  not  guarantee  the  market  value of the municipal bonds.

*Credit  ratings  from  Moody's  (unaudited)
1Credit  ratings  from  S&P  (unaudited)
2See  Note  4  in  the  Notes  to  Financial  Statements

The Series' portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: FGIC - 29.0%; MBIA - 19.1%; FSA - 15.5%; AMBAC - 11.4%.

The accompanying notes are an integral part of the financial statements.

STATEMENT  OF  ASSETS  AND  LIABILITIES  (UNAUDITED)

JUNE  30,  2004




ASSETS:
Investments, at value (identified cost $14,109,329) (Note 2) . .  $14,437,972
Interest receivable. . . . . . . . . . . . . . . . . . . . . . .       65,918
Receivable for fund shares sold. . . . . . . . . . . . . . . . .       61,417
Dividends receivable . . . . . . . . . . . . . . . . . . . . . .          222
                                                                  -----------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   14,565,529
                                                                  -----------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . .        3,195
Accrued fund accounting and transfer agent service fees (Note 3)        1,385
Accrued fund accounting fees (Note 3). . . . . . . . . . . . . .          725
Accrued transfer agent fees (Note 3) . . . . . . . . . . . . . .          393
Due to custodian (Note 4). . . . . . . . . . . . . . . . . . . .    1,843,614
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . .       14,418
Other payables and accrued expenses. . . . . . . . . . . . . . .        1,913
                                                                  -----------
TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . .    1,865,643
                                                                  -----------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $12,699,886
                                                                  ===========

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . .  $    12,241
Additional paid-in-capital . . . . . . . . . . . . . . . . . . .   12,258,155
Undistributed net investment income. . . . . . . . . . . . . . .       83,705
Accumulated net realized gain on investments . . . . . . . . . .       17,142
Net unrealized appreciation on investments . . . . . . . . . . .      328,643
                                                                  -----------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $12,699,886
                                                                  ===========

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($12,699,886/1,224,074 shares) . . . . . . . . .  $     10.38
                                                                  ===========



The accompanying notes are an integral part of the financial statements.

STATEMENT  OF  OPERATIONS  (UNAUDITED)

FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2004




INVESTMENT INCOME:
Interest . . . . . . . . . . . . . . . . . . . . . . . .   $277,495
Dividends. . . . . . . . . . . . . . . . . . . . . . . .      1,225
                                                          ----------
Total Investment Income. . . . . . . . . . . . . . . . .    278,720
                                                          ----------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . .     30,586
Fund accounting and transfer agent service fees (Note 3)      8,490
Fund accounting fees (Note 3). . . . . . . . . . . . . .      4,725
Directors' fees (Note 3) . . . . . . . . . . . . . . . .      3,332
Transfer agent fees (Note 3) . . . . . . . . . . . . . .        753
Audit fees . . . . . . . . . . . . . . . . . . . . . . .     11,523
Custodian fees . . . . . . . . . . . . . . . . . . . . .      1,492
Miscellaneous. . . . . . . . . . . . . . . . . . . . . .      2,586
                                                          ----------

Total Expenses . . . . . . . . . . . . . . . . . . . . .     63,487
Less reduction of expenses (Note 3). . . . . . . . . . .    (11,477)
                                                          ----------

Net Expenses . . . . . . . . . . . . . . . . . . . . . .     52,010
                                                          ----------

NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . .    226,710
                                                          ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain on investments . . . . . . . . . . . .      1,729
Net change in unrealized appreciation on investments . .   (359,994)
                                                          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . .   (358,265)
                                                          ----------

NET DECREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . . . .  $(131,555)
                                                          ==========



The accompanying notes are an integral part of the financial statements.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS



                                                         FOR THE SIX
                                                         MONTHS ENDED     FOR THE
                                                           6/30/04       YEAR ENDED
                                                         (UNAUDITED)      12/31/03
                                                        --------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $     226,710   $   451,516
Net realized gain on investments . . . . . . . . . . .          1,729        64,184
Net change in unrealized appreciation on
investments. . . . . . . . . . . . . . . . . . . . . .       (359,994)      (26,054)
                                                        --------------  ------------

Net increase (decrease) from operations. . . . . . . .       (131,555)      489,646
                                                        --------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income . . . . . . . . . . . . . .       (302,068)     (418,092)
From net realized gain on investments. . . . . . . . .              -       (50,401)
                                                        --------------  ------------

Total distributions to shareholders. . . . . . . . . .       (302,068)     (468,493)
                                                        --------------  ------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions
(Note 5) . . . . . . . . . . . . . . . . . . . . . . .      1,041,608       285,468
                                                        --------------  ------------

Net increase in net assets . . . . . . . . . . . . . .        607,985       306,621

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .     12,091,901    11,785,280
                                                        --------------  ------------

END OF PERIOD (including undistributed net investment
income of $83,705 and $159,063, respectively). . . . .  $  12,699,886   $12,091,901
                                                        ==============  ============



The accompanying notes are an integral part of the financial statements.

FINANCIAL  HIGHLIGHTS




                                               FOR THE SIX
                                               MONTHS ENDED
                                                 6/30/04                          FOR THE YEARS ENDED
                                               (UNAUDITED)      12/31/03    12/31/02    12/31/01    12/31/00    12/31/99
                                              -------------    ----------  ----------  ----------   ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . .  $      10.75     $   10.74  $    10.31   $   10.29   $     9.56    $ 10.66
                                              -------------    ----------  ----------  ----------   ----------  ----------
Income (loss) from investment operations:
Net investment income. . . . . . . . . . . .          0.19          0.42        0.41        0.46         0.44       0.49
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . .         (0.30)         0.03        0.43       (0.03)        0.70      (1.02)
                                              -------------    ----------  ----------  ----------   ----------  ----------
Total from investment operations . . . . . .         (0.11)         0.45        0.84        0.43         1.14      (0.53)
                                              -------------    ----------  ----------  ----------   ----------  ----------
Less distributions to shareholders:
From net investment income . . . . . . . . .         (0.26)        (0.39)      (0.40)      (0.41)       (0.41)     (0.49)
From net realized gain on investments. . . .             -         (0.05)      (0.01)         -           -        (0.08)
                                              -------------    ----------  ----------  ----------   ----------  ----------
Total distributions to shareholders. . . . .         (0.26)        (0.44)      (0.41)      (0.41)       (0.41)     (0.57)
                                              -------------    ----------  ----------  ----------   ----------  ----------

NET ASSET VALUE - END OF PERIOD. . . . . . .  $      10.38    $    10.75   $   10.74   $   10.31    $   10.29   $   9.56
                                              =============   ===========  ==========  ==========   ==========  ==========

Total return1. . . . . . . . . . . . . . . .         (1.06%)        4.23%       8.22%       4.18%       12.21%     (5.07%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses*. . . . . . . . . . . . . . . . . .        0.85%2          0.85%       0.85%       0.85%        0.85%      0.83%
Net investment income. . . . . . . . . . . .        3.71%2          3.91%       4.09%       4.27%        4.57%      4.39%

Portfolio turnover . . . . . . . . . . . . .             0%         14%          8%          9%          14%         4%

NET ASSETS - END OF PERIOD (000's omitted) .  $     12,700    $    12,092  $   11,785  $    9,833   $    9,431   $  7,359
                                              =============   ===========  ==========  ==========   ==========  ==========





*The investment advisor did not impose all or a portion of its management fee and in some periods paid a portion of the Series' expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:




0.19%2  0.59%  0.68%  0.74%  0.43%    N/A



1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the period. Periods less than one year are not annualized.
2Annualized.

The accompanying notes are an integral part of the financial statements.

Notes  to  Financial  Statements (unaudited)

1.     ORGANIZATION

Ohio Tax Exempt Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series are offered to investors, employees and clients of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2004, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as Ohio Tax Exempt Series common stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the "Service"). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund's Board of Directors.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Interest income, including amortization of premium and accretion of discounts, is earned from settlement date and accrued daily. Expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Notes  to  Financial  Statements  (unaudited)

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions  to  shareholders  of  net  investment  income are made quarterly.
Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

The Advisor has contractually agreed, until at least April 30, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 0.85% of average daily net assets each year. Accordingly, the Advisor waived fees of $11,477 for the six months ended June 30, 2004, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund will pay the Advisor an annual fee of 0.15% of the Fund's net assets up to $900 million, 0.11% for the Fund's net assets between $900 million and $1.5 billion, and 0.07% for the Fund's net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses will be charged. Expenses not directly attributable to a series will be allocated based on each series' relative net assets. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

Notes  to  Financial  Statements  (unaudited)

4.     PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended June 30, 2004, purchases and sales of securities, other than short-term securities, were $661,246 and $51,000, respectively.

On June 30th, the Series purchased shares of Dreyfus Basic Municipal Money Market Fund, which resulted in the Series holding more than 5% of its total assets in any one investment company and more than 10% in any combination of investment companies, which are limits established by the 1940 Act. As a result of the purchase, the Series was overdrawn at the custodian, which resulted in a technical violation of the 10% borrowing restriction contained in the Statement of Additional Information. The Advisor discovered the error overnight and the error was corrected the next day, on July 1st, resulting in no impact on the performance of the Series.

5.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Ohio  Tax  Exempt  Series  were:



                          FOR THE SIX MONTHS            FOR THE YEAR
                             ENDED 6/30/04             ENDED 12/31/03
             -------------------------------------  -----------------------
                   SHARES              AMOUNT        SHARES       AMOUNT
             -------------------  ----------------  ---------  ------------
Sold                    136,974   $     1,438,692    114,948   $ 1,233,589
Reinvested               28,284           300,102     43,211       465,113
Repurchased             (66,183)         (697,186)  (130,926)   (1,413,234)
             -------------------  ----------------  ---------  ------------
Total                    99,075   $     1,041,608     27,233   $   285,468
             ===================  ================  =========  ============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.     FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2004.

7.     CONCENTRATION  OF  CREDIT

The Series primarily invests in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of Ohio municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.     FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

Notes  to  Financial  Statements (unaudited)

8.     FEDERAL  INCOME  TAX  INFORMATION  (continued)


The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2003 were as follows:



Tax exempt income        $403,823
Ordinary income            20,166
Long-term capital gains    44,504



At June 30, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $14,109,329

Unrealized appreciation               $   396,116
Unrealized depreciation                   (67,473)
                                      ------------
Net unrealized appreciation           $   328,643
                                      ============

[This  page  intentionally  left  blank]

[This  page  intentionally  left  blank]

Literature  Requests

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request:

By  phone                                            1-800-466-3863
On  the  Securities  and  Exchange
Commission  (SEC)  web  site                         http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------

Beginning no later than August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th will be available without charge, upon request:

By  phone                                            1-800-466-3863
On  the  SEC's  web  site                            http://www.sec.gov


PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. You may obtain these documents without charge, upon request:

By  phone                                            1-800-466-3863
On  the  SEC's  web  site                            http://www.sec.gov

Exeter  Fund,  Inc.
Semi-Annual  Report
June  30,  2004

Small  Cap  Series

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

For the first half of 2004 the Small Cap Series outperformed both the S&P 500 Total Return Index and the RussellR 2000 Index. This year, the Series has benefited from its overweight positions in the energy and basic materials sectors, as the combination of rising global demand and tight capacity has led to a very robust fundamental backdrop for these companies. In addition, the Series benefited from its relative underweight in financials, although we continue to look for opportunities in the small regional banks and savings and loan associations.

During the second quarter, we modestly increased the Series' holdings in the niche alternative energy sector, which benefits from efforts to minimize our dependence on traditional carbon-based fuels such as coal, oil, and natural gas. As valuations come down, we envision a bigger exposure to these small niche companies, as we expect some of them to be well positioned as the economy adapts to sustained higher energy prices. The growing emphasis in alternative energies leverages two themes that we have emphasized for several years:

1. First, during the 1980's and 1990's, the energy industry was hurt by a prolonged period of very low returns which led to a prolonged period of very low investment. In keeping with our Hurdle Rate Strategy, several years ago we identified the energy industry as one that would require a prolonged period of higher returns in order to provide incentives for energy companies to rebuild oil/gas capacity. Oil and natural gas prices are high specifically because excess capacity is low, and until that capacity is rebuilt through a higher level of exploration and drilling activity, along with an expansion of infrastructure, we will continue to face high energy prices. Our heavy exposure to oil services and energy companies should allow us to continue to take advantage of this opportunity.

2. Secondly, we emphasize companies that help solve critical problems, and the prospect of high energy prices for a prolonged period of time is undoubtedly a problem. Alternative energies - whether it is wind power, coal gasification, or fuel cells - will play a part in helping to lower the world's dependency on high cost fossil fuels. Because no one knows exactly how this emerging theme will play out, alternative energy companies entail high risks and high rewards. Thus, they currently comprise only a small portion of the portfolio. However, as technologies advance and the commensurate level of risk declines, we can envision these niche companies playing a larger role in our portfolio.

We also increased the Series' holdings in the health care cost containment sector, the specialty financial services sector, the electric grid infrastructure sector, and the technology sector. With respect to several long-term themes, we remain well positioned in the natural gas/oil exploration services, as well as the commodity paper, metals, and chemicals sectors.

Lastly, we have been deploying our cash opportunistically and will continue to do so as valuations permit.

We  wish  you  all  the  best  during  the  second  half  of  2004.

Sincerely,

Exeter  Asset  Management

Portfolio  Composition  as  of  June  30,  2004  (unaudited)

<graphic>
<pie  chart>



SECTOR ALLOCATION*

Consumer Discretionary                                            22.0%
Consumer Staples                                                   9.0%
Energy                                                            16.6%
Financials                                                         2.2%
Health Care                                                        6.9%
Industrials                                                       17.7%
Information Technology                                             8.4%
Materials                                                          7.0%
Telecommunication Services                                         0.7%
Utilities                                                          2.8%
Cash, short-term investments, and other assets, less liabilities   6.7%




*As  a  percentage  of  net  assets.

Performance  Update  as  of  June  30,  2004  (unaudited)



                                                                  Average Annual Total Returns
                                                                       As of June 30, 2004
                                                                 ---------------------------------
                                                                                                      Growth of
                                                                 One     Five    Ten       Since      a $10,000
                                                                 Year    Year    Year   Inception1   Investment*
                                                                 -----------------------------------------------------

Exeter Fund, Inc. - Small Cap Series2                            29.34%  11.23%   10.07%     9.89%     $   31,519
Standard & Poor's (S&P) 500 Total Return Index3                  19.10%  -2.20%   11.81%    10.80%     $   34,851
Russell  2000 Index3                                             33.37%   6.63%   10.93%    11.06%     $   35,826



*The value of a $10,000 investment in the Exeter Fund, Inc. - Small Cap Series from its current activation (4/30/92) to present (6/30/04) as compared to the S&P 500 Total Return Index and the RussellR 2000 Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



            Exeter Fund, Inc.         S&P 500
Date        Small Cap Series   Total Return Index   Russell  2000 Index
4/30/92    $           10,000  $            10,000  $             10,000
12/92                  11,610               10,725                11,415
12/93                  13,317               11,799                13,574
12/94                  14,383               11,959                13,327
12/95                  16,497               16,437                17,117
12/96                  18,156               20,206                19,940
12/97                  20,388               26,944                24,399
12/98                  17,603               34,666                23,778
12/99                  19,341               41,958                28,833
12/00                  21,165               38,139                27,963
12/01                  25,831               33,610                28,658
12/02                  21,402               26,185                22,788
12/03                  29,495               33,691                33,559
6/30/04                31,519               34,851                35,826



1Performance numbers for the Series and Indices are calculated from April 30, 1992, the Series' current activation date.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter Market. The Index returns assume daily reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses. The RussellR 2000 Index is an unmanaged index that consists of 2,000 small-capitalization stocks. Members of the Index represent only U.S. common stocks that are invested in the U.S. equity markets. The Index returns are based on a market capitalization-weighted average of relative price changes of the component stocks plus dividends whose reinvestments are compounded daily. Unlike Series returns, the Index returns do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)




                                                         VALUE
                                             SHARES     (NOTE 2)
                                           ----------  -----------
COMMON STOCKS - 93.26%
CONSUMER DISCRETIONARY - 21.97%
AUTO COMPONENTS - 0.47%
Azure Dynamics Corp.* (Canada) (Note 7) .     952,000  $  685,149
                                                       -----------

HOTELS, RESTAURANTS & LEISURE - 4.29%
Benihana, Inc. - Class A* . . . . . . . .      37,000     551,300
Club Mediterranee S.A.* (France) (Note 7)      58,800   2,776,969
International Speedway Corp. - Class A. .      29,500   1,434,880
Shangri-La Asia Ltd. (Hong Kong) (Note 7)   1,540,000   1,500,667
                                                       -----------
                                                        6,263,816
                                                       -----------

HOUSEHOLD DURABLES - 3.32%
Helen of Troy Ltd.* . . . . . . . . . . .      44,375   1,636,106
Interface, Inc. - Class A*. . . . . . . .     240,000   2,095,200
Libbey, Inc.. . . . . . . . . . . . . . .      24,000     666,240
The Rowe Companies* . . . . . . . . . . .      82,000     451,000
                                                       -----------
                                                        4,848,546
                                                       -----------

LEISURE EQUIPMENT & PRODUCTS - 2.94%
Callaway Golf Co. . . . . . . . . . . . .      41,000     464,940
Hasbro, Inc.. . . . . . . . . . . . . . .      90,000   1,710,000
JAKKS Pacific, Inc.*. . . . . . . . . . .      38,000     790,020
K2, Inc.* . . . . . . . . . . . . . . . .      48,000     753,600
The Vermont Teddy Bear Co., Inc.* . . . .     105,000     570,150
                                                       -----------
                                                        4,288,710
                                                       -----------

MEDIA - 5.10%
Acme Communications, Inc.*. . . . . . . .     396,000   2,732,400
Hearst-Argyle Television, Inc. - Class A.      43,000   1,108,540
Insight Communications Co., Inc.* . . . .     233,000   2,157,580
Scholastic Corp.* . . . . . . . . . . . .      48,000   1,437,600
                                                       -----------
                                                        7,436,120
                                                       -----------

SPECIALTY RETAIL - 4.23%
Douglas Holding AG (Germany) (Note 7) . .      48,200   1,390,031
Foot Locker, Inc. . . . . . . . . . . . .      82,300   2,003,182
Mothers Work, Inc.* . . . . . . . . . . .      19,800     407,286
Payless ShoeSource, Inc.* . . . . . . . .      49,000     730,590
Toys "R" Us, Inc.*. . . . . . . . . . . .     103,000   1,645,940
                                                       -----------
                                                        6,177,029
                                                       -----------

TEXTILES, APPAREL & LUXURY GOODS - 1.62%
Hampshire Group Ltd.* . . . . . . . . . .      21,600     626,184
The Timberland Co. - Class A* . . . . . .      13,300     859,047
Wolverine World Wide, Inc.. . . . . . . .      33,600     882,000
                                                       -----------
                                                        2,367,231
                                                       -----------
                                                       32,066,601
                                                       -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)




                                                           VALUE
                                               SHARES     (NOTE 2)
                                             ----------  -----------
CONSUMER STAPLES - 9.02%
BEVERAGES - 1.06%
National Beverage Corp. . . . . . . . . . .      62,000  $  615,660
PepsiAmericas, Inc. . . . . . . . . . . . .      44,000     934,560
                                                         -----------
                                                          1,550,220
                                                         -----------


FOOD & STAPLES RETAILING - 0.02%
Pathmark Stores, Inc.*. . . . . . . . . . .       4,300      32,766
                                                         -----------

FOOD PRODUCTS - 5.74%
American Italian Pasta Co. - Class A. . . .      33,000   1,005,840
Chiquita Brands International, Inc.*. . . .      33,925     709,711
Hain Celestial Group, Inc.* . . . . . . . .      24,000     434,400
J&J Snack Foods Corp.*. . . . . . . . . . .      13,300     543,039
Lancaster Colony Corp.. . . . . . . . . . .      12,200     508,008
Ralcorp Holdings, Inc.* . . . . . . . . . .      18,500     651,200
Sanderson Farms, Inc. . . . . . . . . . . .      33,900   1,817,718
Smithfield Foods, Inc.* . . . . . . . . . .      92,000   2,704,800
                                                         -----------
                                                          8,374,716
                                                         -----------

HOUSEHOLD PRODUCTS - 2.20%
Rayovac Corp.*. . . . . . . . . . . . . . .     114,300   3,211,830
                                                         -----------
                                                         13,169,532
                                                         -----------

ENERGY - 16.59%
ENERGY EQUIPMENT & SERVICES - 14.64%
Atwood Oceanics, Inc.*. . . . . . . . . . .      67,000   2,797,250
Helmerich & Payne, Inc. . . . . . . . . . .     106,000   2,768,720
National-Oilwell, Inc.* . . . . . . . . . .     108,000   3,400,920
Newpark Resources, Inc.*. . . . . . . . . .     327,000   2,027,400
Precision Drilling Corp.* (Canada) (Note 7)      29,000   1,392,290
Pride International, Inc.*. . . . . . . . .     246,000   4,209,060
Varco International, Inc.*. . . . . . . . .     218,000   4,772,020
                                                         -----------
                                                         21,367,660
                                                         -----------

OIL & GAS - 1.95%
Forest Oil Corp.* . . . . . . . . . . . . .     104,000   2,841,280
                                                         -----------
                                                         24,208,940
                                                         -----------

FINANCIALS - 2.16%
COMMERCIAL BANKS - 1.85%
American National Bankshares, Inc.. . . . .      13,100     285,318
Chemical Financial Corp.. . . . . . . . . .       9,300     343,077
First Community Bancshares, Inc.. . . . . .      10,500     351,750
First Financial Corp. . . . . . . . . . . .      11,300     360,470
First M&F Corp. . . . . . . . . . . . . . .      10,500     326,970
Firstbank Corp. . . . . . . . . . . . . . .      11,100     323,010



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)




                                                                            VALUE
                                                                SHARES     (NOTE 2)
                                                              ----------  -----------
FINANCIALS (continued)
COMMERCIAL BANKS (continued)
Omega Financial Corp.. . . . . . . . . . . . . . . . . . . .       9,300  $  320,199
Whitney Holding Corp.. . . . . . . . . . . . . . . . . . . .       8,600     384,162
                                                                          -----------
                                                                           2,694,956
                                                                          -----------

THRIFTS & MORTGAGE FINANCE - 0.31%
Corus Bankshares, Inc. . . . . . . . . . . . . . . . . . . .      11,000     452,210
                                                                          -----------
                                                                           3,147,166
                                                                          -----------

HEALTH CARE - 6.86%
BIOTECHNOLOGY - 1.06%
BioMarin Pharmaceutical, Inc.* . . . . . . . . . . . . . . .     258,000   1,548,000
                                                                          -----------

HEALTH CARE EQUIPMENT & SUPPLIES - 3.69%
Bruker BioSciences Corp.*. . . . . . . . . . . . . . . . . .     192,307     936,535
Cardiac Science, Inc.* . . . . . . . . . . . . . . . . . . .     610,000   1,494,500
Millipore Corp.* . . . . . . . . . . . . . . . . . . . . . .      52,500   2,959,425
                                                                          -----------
                                                                           5,390,460
                                                                          -----------

HEALTH CARE PROVIDERS & SERVICES - 2.11%
American Healthways, Inc.* . . . . . . . . . . . . . . . . .      67,000   1,783,540
WebMD Corp.* . . . . . . . . . . . . . . . . . . . . . . . .     139,000   1,295,480
                                                                          -----------
                                                                           3,079,020
                                                                          -----------
                                                                          10,017,480
                                                                          -----------

INDUSTRIALS - 17.67%
AIRLINES - 0.87%
SkyWest, Inc.. . . . . . . . . . . . . . . . . . . . . . . .      73,000   1,270,930
                                                                          -----------

COMMERCIAL SERVICES & SUPPLIES - 2.22%
Aggreko plc (United Kingdom) (Note 7). . . . . . . . . . . .     500,000   1,496,210
BWT AG (Austria) (Note 7). . . . . . . . . . . . . . . . . .       4,711     123,221
Viad Corp. . . . . . . . . . . . . . . . . . . . . . . . . .      60,000   1,620,600
                                                                          -----------
                                                                           3,240,031
                                                                          -----------

CONSTRUCTION & ENGINEERING - 1.76%
Insituform Technologies, Inc. - Class A* . . . . . . . . . .      82,675   1,345,122
Koninklijke Boskalis Westminster N.V. (Netherlands) (Note 7)      26,156     677,761
The Shaw Group, Inc.*. . . . . . . . . . . . . . . . . . . .      54,000     547,020
                                                                          -----------
                                                                           2,569,903
                                                                          -----------

ELECTRICAL EQUIPMENT - 1.43%
Global Power Equipment Group, Inc.*. . . . . . . . . . . . .     100,000     802,000
Plug Power, Inc.*. . . . . . . . . . . . . . . . . . . . . .     171,000   1,279,080
                                                                          -----------
                                                                           2,081,080
                                                                          -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)




                                                                      VALUE
                                                          SHARES     (NOTE 2)
                                                        ----------  -----------
INDUSTRIALS (continued)
MACHINERY - 7.92%
AGCO Corp.*. . . . . . . . . . . . . . . . . . . . . .     138,000  $2,811,060
Albany International Corp. - Class A . . . . . . . . .      83,000   2,785,480
Lindsay Manufacturing Co.. . . . . . . . . . . . . . .      93,000   2,233,860
Tomra Systems ASA (Norway) (Note 7). . . . . . . . . .     315,000   1,487,093
Wabtec Corp. . . . . . . . . . . . . . . . . . . . . .     124,190   2,240,388
                                                                    -----------
                                                                    11,557,881
                                                                    -----------

ROAD & RAIL - 3.47%
Central Freight Lines, Inc.* . . . . . . . . . . . . .     183,000   1,464,000
Kansas City Southern*. . . . . . . . . . . . . . . . .     232,000   3,596,000
                                                                    -----------
                                                                     5,060,000
                                                                    -----------
                                                                    25,779,825
                                                                    -----------

INFORMATION TECHNOLOGY - 8.44%
COMPUTERS & PERIPHERALS - 0.99%
Sigma Designs, Inc.* . . . . . . . . . . . . . . . . .     182,000   1,452,360
                                                                    -----------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.04%
Fargo Electronics* . . . . . . . . . . . . . . . . . .     136,000   1,510,960
                                                                    -----------

IT SERVICES - 0.95%
The BISYS Group, Inc.*1. . . . . . . . . . . . . . . .      99,000   1,391,940
                                                                    -----------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.42%
Brooks Automation, Inc.* . . . . . . . . . . . . . . .     188,000   3,788,200
Cymer, Inc.* . . . . . . . . . . . . . . . . . . . . .      71,000   2,658,240
                                                                    -----------
                                                                     6,446,440
                                                                    -----------

SOFTWARE - 1.04%
Network Associates, Inc. (now known as McAfee, Inc.)*.      84,000   1,522,920
                                                                    -----------
                                                                    12,324,620
                                                                    -----------

MATERIALS - 7.06%
CHEMICALS - 3.33%
Cabot Corp.. . . . . . . . . . . . . . . . . . . . . .      24,000     976,800
Minerals Technologies, Inc.. . . . . . . . . . . . . .      67,000   3,886,000
                                                                    -----------
                                                                     4,862,800
                                                                    -----------

METALS & MINING - 0.62%
RTI International Metals, Inc.*. . . . . . . . . . . .      56,100     894,795
                                                                    -----------

PAPER & FOREST PRODUCTS - 3.11%
Aracruz Celulose S.A. - ADR (Brazil) (Note 7). . . . .      71,500   2,335,190
Bowater, Inc.. . . . . . . . . . . . . . . . . . . . .      53,000   2,204,270
                                                                    -----------
                                                                     4,539,460
                                                                    -----------
                                                                    10,297,055
                                                                    -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)




                                                               SHARES/         VALUE
                                                          PRINCIPAL AMOUNT    (NOTE 2)
                                                          -----------------  ----------

TELECOMMUNICATION SERVICES - 0.66%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.66%
D&E Communications, Inc. . . . . . . . . . . . . . . . .             71,500 $  959,530
                                                                           ------------

UTILITIES - 2.83%
ELECTRIC UTILITIES - 2.83%
Allegheny Energy, Inc.*. . . . . . . . . . . . . . . . .            250,000  3,852,500
Infrasource Services, Inc.*. . . . . . . . . . . . . . .             22,175    271,865
                                                                           ------------
                                                                             4,124,365
                                                                           ------------

TOTAL COMMON STOCKS
(Identified Cost $111,540,065) . . . . . . . . . . . . .                   136,095,114
                                                                           ------------

SHORT-TERM INVESTMENTS - 4.60%
Dreyfus Treasury Cash Management - Institutional Shares.          4,220,817  4,220,817
U.S. Treasury Bill, 7/22/2004. . . . . . . . . . . . . .  $       2,500,000  2,498,454
                                                                           ------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $6,719,271) . . . . . . . . . . . . . .                     6,719,271
                                                                           ------------

TOTAL INVESTMENTS - 97.86%
(Identified Cost $118,259,336) . . . . . . . . . . . . .                   142,814,385

OTHER ASSETS, LESS LIABILITIES - 2.14% . . . . . . . . .                     3,120,004
                                                                           ------------

NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                  $145,934,389
                                                                          =============





*Non-income  producing  security
1A subsidiary of the company serves as the Fund's sub-accounting services and sub-transfer agent.
ADR  -  American  Depository  Receipt

The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  ASSETS  AND  LIABILITIES  (UNAUDITED)

JUNE  30,  2004





ASSETS:
Investments, at value (identified cost $118,259,336) (Note 2). .  $142,814,385
Foreign currency, at value (cost $12). . . . . . . . . . . . . .            12
Receivable for securities sold . . . . . . . . . . . . . . . . .     4,679,502
Receivable for fund shares sold. . . . . . . . . . . . . . . . .       296,079
Dividends receivable . . . . . . . . . . . . . . . . . . . . . .        68,134
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . .        19,170
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . .         6,076
                                                                  -------------

TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   147,883,358
                                                                  -------------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . .       113,581
Accrued fund accounting and transfer agent service fees (Note 3)        15,817
Accrued transfer agent fees (Note 3) . . . . . . . . . . . . . .         6,376
Accrued fund accounting fees (Note 3). . . . . . . . . . . . . .           218
Payable for securities purchased . . . . . . . . . . . . . . . .     1,749,453
Payable for fund shares repurchased. . . . . . . . . . . . . . .        47,894
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . .        15,630
                                                                  -------------

TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . .     1,948,969
                                                                  -------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $145,934,389
                                                                  =============

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . .  $    104,068
Additional paid-in-capital . . . . . . . . . . . . . . . . . . .   117,706,445
Undistributed net investment loss. . . . . . . . . . . . . . . .      (324,532)
Accumulated net realized gain on investments, foreign currency,
and other assets and liabilities . . . . . . . . . . . . . . . .     3,891,458
Net unrealized appreciation on investments, foreign currency,
and other assets and liabilities . . . . . . . . . . . . . . . .    24,556,950
                                                                  -------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $145,934,389
                                                                  =============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($145,934,389/10,406,779 shares) . . .  $      14.02
                                                                  =============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  OPERATIONS  (UNAUDITED)

FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2004





INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $2,618). . . . .  $   508,356
Interest . . . . . . . . . . . . . . . . . . . . . . . .       27,509
                                                          ------------

Total Investment Income. . . . . . . . . . . . . . . . .      535,865
                                                          ------------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . .      705,125
Fund accounting and transfer agent service fees (Note 3)       97,875
Transfer agent fees (Note 3) . . . . . . . . . . . . . .       17,330
Directors' fees (Note 3) . . . . . . . . . . . . . . . .        3,330
Fund accounting fees (Note 3). . . . . . . . . . . . . .          895
Custodian fees . . . . . . . . . . . . . . . . . . . . .       12,565
Miscellaneous. . . . . . . . . . . . . . . . . . . . . .       30,096
                                                          ------------

Total Expenses . . . . . . . . . . . . . . . . . . . . .      867,216
Less reduction of expenses (Note 3). . . . . . . . . . .       (6,819)
                                                          ------------

Net Expenses . . . . . . . . . . . . . . . . . . . . . .      860,397
                                                          ------------

NET INVESTMENT LOSS. . . . . . . . . . . . . . . . . . .     (324,532)
                                                          ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on -
Investments. . . . . . . . . . . . . . . . . . . . . . .    7,163,422
Foreign currency and other assets and liabilities. . . .         (664)
                                                          ------------
                                                            7,162,758
                                                          ------------

Net change in unrealized appreciation on -
Investments. . . . . . . . . . . . . . . . . . . . . . .    2,857,106
Foreign currency and other assets and liabilities. . . .           78
                                                          ------------
                                                            2,857,184
                                                          ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . .   10,019,942
                                                          ------------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . . . .  $ 9,695,410
                                                          ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS



                                                     FOR THE SIX
                                                     MONTHS ENDED      FOR THE
                                                       6/30/04       YEAR ENDED
                                                     (UNAUDITED)      12/31/03
                                                   --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss . . . . . . . . . . . . . . .  $    (324,532)  $   (437,251)
Net realized gain on investments. . . . . . . . .      7,162,758      3,225,211
Net change in unrealized appreciation on
investments . . . . . . . . . . . . . . . . . . .      2,857,184     34,885,089
                                                   --------------  --------------
Net increase from operations. . . . . . . . . . .      9,695,410     37,673,049
                                                   --------------  --------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase (decrease) from capital share
transactions (Note 5) . . . . . . . . . . . . . .     (3,670,510)     6,464,322
                                                   --------------  -------------
Net increase in net assets. . . . . . . . . . . .      6,024,900     44,137,371

NET ASSETS:

Beginning of period . . . . . . . . . . . . . . .    139,909,489     95,772,118
                                                   --------------  -------------
END OF PERIOD (including undistributed net
investment loss of $324,532 and $0, respectively)  $ 145,934,389   $139,909,489
                                                   ==============  =============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS




                                               FOR THE SIX
                                               MONTHS ENDED
                                                 6/30/04                             FOR THE YEARS ENDED
                                               (UNAUDITED)      12/31/03   12/31/02    12/31/01    12/31/00    12/31/99
                                               -------------   ---------  ----------  ----------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):

NET ASSET VALUE - BEGINNING OF PERIOD. . . .  $      13.12      $  9.52   $   11.49   $   10.57   $   10.53   $  9.64
                                               -------------   ---------  ----------  ----------  ----------  ----------
Income (loss) from investment operations:
Net investment income (loss) . . . . . . . .         (0.03)       (0.04)      (0.03)        - 2        0.03      0.07
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . .          0.93         3.64       (1.94)       2.26        0.90      0.88
                                               -------------   ---------  ----------  ----------  ----------  ----------
Total from investment operations . . . . . .          0.90         3.60       (1.97)       2.26        0.93      0.95
                                               -------------   ---------  ----------  ----------  ----------  ----------
Less distributions to shareholders:
From net investment income . . . . . . . . .             -          -           -          - 2        (0.09)    (0.06)
From net realized gain on investments. . . .             -          -           -         (1.34)      (0.80)        -
                                               -------------   ---------  ----------  ----------  ----------  ----------
Total distributions to shareholders. . . . .             -          -           -         (1.34)      (0.89)    (0.06)
                                               -------------   ---------  ----------  ----------  ----------  ----------
NET ASSET VALUE - END OF PERIOD. . . . . . .   $     14.02    $   13.12    $   9.52    $  11.49   $   10.57   $ 10.53
                                               =============  ==========  ===========  ========== ==========  ==========

Total return1. . . . . . . . . . . . . . . .          6.86%       37.82%     (17.15%)     22.05%       9.43%     9.87%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses*. . . . . . . . . . . . . . . . . .        1.22%3         1.22%       1.24%       1.19%       1.14%     1.09%
Net investment income (loss) . . . . . . . .      (0.46%)3        (0.39%)     (0.28%)      0.01%       0.24%     0.61%

Portfolio turnover . . . . . . . . . . . . .         24%           42%        70%         88%         56%        92%

NET ASSETS - END OF PERIOD (000's omitted) .   $   145,934     $ 139,909   $  95,772   $ 108,525   $  94,748   $  91,301
                                               =============   ==========  ==========  ==========  ==========  ==========



*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:




0.01%3  0.01%    N/A  N/A  N/A  N/A



1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.
2Less  than  $0.01  per  share.
3Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.     ORGANIZATION

Small Cap Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of small companies.

The Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series are offered to investors, employees and clients of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2004, 1.16 billion shares have been designated in total among 21 series, of which 37.5 million have been designated as Small Cap Series Class A common stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Notes  to  Financial  Statements  (unaudited)

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES  (continued)
The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend,

Notes to Financial Statements (unaudited) which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

The Advisor has voluntarily agreed, until at least December 31, 2004, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.22% of average daily net assets each year. Accordingly, the Advisor waived fees of $6,819 for the six months ended June 30, 2004, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund will pay the Advisor an annual fee of 0.15% of the Fund's net assets up to $900 million, 0.11% for the Fund's net assets between $900 million and $1.5 billion, and 0.07% for the Fund's net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses will be charged. Expenses not directly attributable to a series will be allocated based on each series' relative net assets. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended June 30, 2004, purchases and sales of securities, other than short-term securities, were $31,577,889 and $33,569,544, respectively.

5.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  Class  A  shares  of  Small  Cap  Series  were:




                        FOR THE SIX MONTHS               FOR THE YEAR
                           ENDED 6/30/04                ENDED 12/31/03
             -------------------------------------  ------------------------
                    SHARES              AMOUNT         SHARES       AMOUNT
             -------------------  ----------------  ----------  ------------
Sold                    680,894   $     9,237,708   1,309,419   $13,870,104
Repurchased            (938,475)      (12,908,218)   (710,332)   (7,405,782)
             -------------------  ----------------  ----------  ------------
Total                  (257,581)  $    (3,670,510)    599,087   $ 6,464,322
             ===================  ================  ==========  ============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

Notes  to  Financial  Statements (unaudited)

6.     FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2004.

7.     FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.     FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

At December 31, 2003, the Series had capital loss carryovers available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:



LOSS CARRYOVER     EXPIRATION DATE
---------------    -------------------------

$       482,805    December 31, 2010
$     2,713,945    December 31, 2011




At June 30, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $118,259,336

Unrealized appreciation               $ 29,059,103
Unrealized depreciation                 (4,504,054)
                                      -------------
Net unrealized appreciation           $ 24,555,049
                                      =============

[This  page  intentionally  left  blank]

Literature  Requests

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request:

By  phone                                            1-800-466-3863
On  the  Securities  and  Exchange
Commission  (SEC)  web  site                         http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------

Beginning no later than August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th will be available without charge, upon request:

By  phone                                            1-800-466-3863
On  the  SEC's  web  site                            http://www.sec.gov


PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. You may obtain these documents without charge, upon request:

By  phone                                            1-800-466-3863
On  the  SEC's  web  site                            http://www.sec.gov

Exeter  Fund,  Inc.
Semi-Annual  Report
June  30,  2004

Technology  Series

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

The first half of 2004 has seen technology stocks take a breather from their strong performance during 2003. The modest increase in the spending patterns of corporations on their information technology ("IT") budgets has continued during the first six months of 2004. The popular expectation in the markets is that we will continue to see an upturn in capital expenditures in the hardware, software and services sectors during the second half of the year. The overall stock market has been little better than flat during the first half of the year. The Technology Series has had good performance during the first half of the year in comparison to the S&P 500 Information Technology Index.

Corporate IT spending nearly vanished in 2002 and everyone in the technology universe felt the negative impact. Communication equipment vendors, IT services companies and the semiconductor/chip design companies felt the prolonged downturn most severely. In 2003, corporate spending increased due to improved confidence in the business environment. The first half of this year has witnessed a continuation of this trend. We are also seeing signs of improvement in the employment picture in the U.S. that could keep consumer spending steady over the next 12 months. This augurs well for the technology vendors because enterprises are likely to increase spending on IT as profitability remains strong.

We have been actively monitoring the market for undervalued companies that have strong business models and fit our fundamental investment strategies. While the overall stock market has not done well, we have made a concerted effort to be invested in names that fit our investment strategies. Our focus on the beneficiaries of technology has enabled us to seek value in companies that use applications of technology to create a competitive advantage. Specific exposure to the semiconductor equipment stocks, certain sub-sectors within software and hardware, consumer-driven technology names and international stocks have helped us in our performance. Our stock selection strategies led us to stay away from the IT services companies and the semiconductor/chip companies during the first half of 2004.

We expect the economy to stabilize and corporations to start spending again, though not at the rapid pace that was prevalent in the late 1990's. We therefore are invested in what we believe to be the top names in the semiconductor equipment technologies, consumer technologies and the telecommunications sectors that will be the primary beneficiaries of the increased spending. Going forward we expect to continue to monitor and participate in secular (non-cyclical) shifts in the development and implementation of technology.

We  wish  you  all  the  best  during  the  second  half  of  2004.

Sincerely,

Exeter  Asset  Management

Portfolio  Composition  as  of  June  30,  2004  (unaudited)

<graphic>
<pie  chart>



SECTOR ALLOCATION*

Consumer Discretionary                                             7.1%
Health Care                                                        4.3%
Industrials                                                       13.1%
Information Technology                                            38.0%
Telecommunication Services                                        20.2%
Cash, short-term investments, and other assets, less liabilities  17.3%




*As  a  percentage  of  net  assets.

Performance  Update  as  of  June  30,  2004  (unaudited)



                                                                   Average Annual Total Returns
                                                                       As of June 30, 2004
                                                          ------------------------------------------
                                                                                                       Growth of
                                                                       One                  Since      a $10,000
                                                                      Year               Inception1   Investment*
                                                          --------------------------------------------------------

Exeter Fund, Inc. - Technology Series2                                           45.45%       -7.05%  $      7,520

Standard & Poor's (S&P) 500 Total Return Index3                                  19.10%       -5.04%  $      8,174

Standard & Poor's (S&P) 500 Information Technology Index3                        25.32%      -20.81%  $      4,026



*The value of a $10,000 investment in the Exeter Fund, Inc. - Technology Series from its current activation (8/8/00) to present (6/30/04) as compared to the S&P 500 Total Return Index and the S&P 500 Information Technology Index.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



            Exeter Fund, Inc.         S&P 500        S&P 500 Information
Date        Technology Series   Total Return Index     Technology Index
8/8/00      $           10,000  $            10,000  $             10,000
12/31/00                 7,160                8,945                 5,972
12/31/01                 5,910                7,883                 4,552
12/31/02                 3,730                6,142                 2,728
12/31/03                 7,440                7,902                 4,017
6/30/04                  7,520                8,174                 4,026



1Performance numbers for the Series and Indices are calculated from August 8, 2000, the Series' current activation date.
2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. If a shareholder had made an original investment of $10,000 on the previous activation date of August 29, 1994 and held the investment through the liquidation date on April 16, 1997, the average annual return would have been 28.23% versus 22.62% for the S&P 500 Total Return Index for the same time period.
3The S&P 500 Total Return Index is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the Over-the-Counter Market. The S&P 500 Information Technology Index is a capitalization weighted measure of all the stocks in the S&P 500 Total Return Index that are involved in the business of technology related products and services. The Indices' returns assume daily reinvestment of dividends and, unlike Series returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)



                                                                                  VALUE
                                                                      SHARES     (NOTE 2)
                                                                     ---------  -----------

COMMON STOCKS - 82.7%
CONSUMER DISCRETIONARY - 7.1%
HOUSEHOLD DURABLES - 1.0%
Sony Corp. - ADR (Japan) (Note 8) . . . . . . . . . . . . . . . . .      5,700  $  216,885
                                                                                -----------
MEDIA - 3.2%
Time Warner, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . .     40,200     706,716
                                                                                -----------
SPECIALTY RETAIL - 2.9%
Office Depot, Inc.* . . . . . . . . . . . . . . . . . . . . . . . .     36,000     644,760
                                                                                -----------
                                                                                 1,568,361
                                                                                -----------
HEALTH CARE - 4.3%
HEALTH CARE PROVIDERS & SERVICES - 4.3%
WebMD Corp.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .    101,000     941,320
                                                                                -----------
INDUSTRIALS - 13.1%
ELECTRICAL EQUIPMENT - 10.6%
American Superconductor Corp.*. . . . . . . . . . . . . . . . . . .    178,000   2,328,240
                                                                                -----------
MACHINERY - 2.5%
Tomra Systems ASA (Norway) (Note 8) . . . . . . . . . . . . . . . .    116,000     547,628
                                                                                -----------
                                                                                 2,875,868
                                                                                -----------
INFORMATION TECHNOLOGY - 38.0%
COMMUNICATIONS EQUIPMENT - 5.1%
Lucent Technologies, Inc.*. . . . . . . . . . . . . . . . . . . . .    203,500     769,230
Performance Technologies, Inc.* . . . . . . . . . . . . . . . . . .     37,600     353,816
                                                                                -----------
                                                                                 1,123,046
                                                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.9%
Fargo Electronics*. . . . . . . . . . . . . . . . . . . . . . . . .     38,800     431,068
                                                                                -----------
INTERNET SOFTWARE & SERVICES - 1.7%
Online Resources Corp.* . . . . . . . . . . . . . . . . . . . . . .     54,000     366,120
                                                                                -----------
IT SERVICES - 2.9%
First Data Corp.. . . . . . . . . . . . . . . . . . . . . . . . . .     14,400     641,088
                                                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.7%
Brooks Automation, Inc.*. . . . . . . . . . . . . . . . . . . . . .     57,000   1,148,550
Cymer, Inc.*. . . . . . . . . . . . . . . . . . . . . . . . . . . .     27,300   1,022,112
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan) (Note 8)     74,729     620,997
                                                                                -----------
                                                                                 2,791,659
                                                                                -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)



                                                               SHARES/          VALUE
                                                          PRINCIPAL AMOUNT    (NOTE 2)
                                                          -----------------  -----------
INFORMATION TECHNOLOGY (continued)
SOFTWARE - 13.7%
Amdocs Ltd.* (Guernsey) (Note 8) . . . . . . . . . . . .             67,000  $1,569,810
DocuCorp International, Inc.*. . . . . . . . . . . . . .             65,575     574,437
Network Associates, Inc. (now known as McAfee, Inc.)*. .             48,000     870,240
                                                                           -------------
                                                                              3,014,487
                                                                           -------------
                                                                              8,367,468
                                                                           -------------
TELECOMMUNICATION SERVICES - 20.2%
DIVERSIFIED TELECOMMUNICATION SERVICES - 10.9%
CT Communications, Inc.. . . . . . . . . . . . . . . . .             75,000   1,128,750
D&E Communications, Inc. . . . . . . . . . . . . . . . .             44,000     590,480
PT Telekomunikasi Indonesia - ADR (Indonesia) (Note 8) .             44,000     684,200
                                                                           -------------
                                                                              2,403,430
                                                                           -------------
WIRELESS TELECOMMUNICATION SERVICES - 9.3%
NTT DoCoMo, Inc. (Japan) (Note 8). . . . . . . . . . . .                408     731,116
Vodafone Group plc - ADR (United Kingdom) (Note 8) . . .             59,000   1,303,900
                                                                           -------------
                                                                              2,035,016
                                                                           -------------
                                                                              4,438,446
                                                                           -------------
TOTAL COMMON STOCKS
(Identified Cost $13,967,165). . . . . . . . . . . . . .                     18,191,463
                                                                           -------------
SHORT-TERM INVESTMENTS - 7.6%
Dreyfus Treasury Cash Management - Institutional Shares.            274,479     274,479
U.S. Treasury Bill, 7/15/2004. . . . . . . . . . . . . .  $       1,400,000   1,399,461
                                                                           -------------
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,673,940) . . . . . . . . . . . . . .                      1,673,940
                                                                           -------------
TOTAL INVESTMENTS - 90.3%
(Identified Cost $15,641,105). . . . . . . . . . . . . .                     19,865,403

OTHER ASSETS, LESS LIABILITIES - 9.7%. . . . . . . . . .                      2,133,387
                                                                           -------------
NET ASSETS - 100%. . . . . . . . . . . . . . . . . . . .                   $ 21,998,790
                                                                           =============





*Non-income  producing  security
ADR  -  American  Depository  Receipt

The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  ASSETS  AND  LIABILITIES  (UNAUDITED)

JUNE  30,  2004




ASSETS:
Investments, at value (identified cost $15,641,105) (Note 2) . .  $ 19,865,403
Foreign currency, at value (cost $4,008) . . . . . . . . . . . .         4,008
Receivable for securities sold . . . . . . . . . . . . . . . . .     2,107,636
Receivable for fund shares sold. . . . . . . . . . . . . . . . .        35,005
Dividends receivable . . . . . . . . . . . . . . . . . . . . . .        18,008
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . .         3,051
                                                                  -------------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .    22,033,111
                                                                  -------------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . .        13,558
Accrued fund accounting and transfer agent service fees (Note 3)         2,395
Accrued transfer agent fees (Note 3) . . . . . . . . . . . . . .         1,597
Accrued fund accounting fees (Note 3). . . . . . . . . . . . . .           206
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . .        14,458
Accrued printing and postage fees. . . . . . . . . . . . . . . .         2,107
                                                                  -------------
TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . .        34,321
                                                                  -------------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $ 21,998,790
                                                                  =============

NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . .  $     29,261
Additional paid-in-capital . . . . . . . . . . . . . . . . . . .    64,277,505
Undistributed net investment loss. . . . . . . . . . . . . . . .       (67,176)
Accumulated net realized loss on investments, written options,
foreign currency, and other assets and liabilities . . . . . . .   (46,465,098)
Net unrealized appreciation on investments . . . . . . . . . . .     4,224,298
                                                                  -------------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $ 21,998,790
                                                                  =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE ($21,998,790/2,926,086 shares) . . . . . . . . .  $       7.52
                                                                  =============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  OPERATIONS  (UNAUDITED)

FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2004




INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $1,072). . . . .  $    55,041
Interest . . . . . . . . . . . . . . . . . . . . . . . .        3,987
                                                          ------------
Total Investment Income. . . . . . . . . . . . . . . . .       59,028
                                                          ------------
EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . .      105,120
Fund accounting and transfer agent service fees (Note 3)       14,590
Transfer agent fees (Note 3) . . . . . . . . . . . . . .        4,655
Directors' fees (Note 3) . . . . . . . . . . . . . . . .        3,330
Fund accounting fees (Note 3). . . . . . . . . . . . . .          745
Audit fees . . . . . . . . . . . . . . . . . . . . . . .       11,580
Custodian fees . . . . . . . . . . . . . . . . . . . . .        2,295
Miscellaneous. . . . . . . . . . . . . . . . . . . . . .        7,166
                                                          ------------
Total Expenses . . . . . . . . . . . . . . . . . . . . .      149,481
Less reduction of expenses (Note 3). . . . . . . . . . .      (23,277)
                                                          ------------
Net Expenses . . . . . . . . . . . . . . . . . . . . . .      126,204
                                                          ------------
NET INVESTMENT LOSS. . . . . . . . . . . . . . . . . . .      (67,176)
                                                          ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain (loss) on -
Investments. . . . . . . . . . . . . . . . . . . . . . .    2,348,147
Written options. . . . . . . . . . . . . . . . . . . . .      (50,333)
Foreign currency and other assets and liabilities. . . .         (129)
                                                          ------------
                                                            2,297,685
                                                          ------------
Net change in unrealized appreciation on investments . .   (2,006,793)
                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . .      290,892
                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . . . .  $   223,716
                                                          ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS




                                                                   FOR THE SIX
                                                                   MONTHS ENDED     FOR THE
                                                                     6/30/04       YEAR ENDED
                                                                    (UNAUDITED)     12/31/03
                                                                  --------------  ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss. . . . . . . . . . . . . . . . . . . . . . .  $     (67,176)  $   (85,216)
Net realized gain on investments . . . . . . . . . . . . . . . .      2,297,685     3,052,090
Net change in unrealized appreciation on investments . . . . . .     (2,006,793)    7,002,961
                                                                  --------------  ------------
Net increase from operations . . . . . . . . . . . . . . . . . .        223,716     9,969,835
                                                                  --------------  ------------
CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase (decrease) from capital share transactions (Note 6)      1,742,871      (115,679)
                                                                 --------------  ------------
Net increase in net assets . . . . . . . . . . . . . . . . . . .      1,966,587     9,854,156

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . . . . . . .     20,032,203    10,178,047
                                                                  --------------  ------------

END OF PERIOD (including undistributed net investment
loss of $67,176 and $0, respectively). . . . . . . . . . . . . .  $  21,998,790   $20,032,203
                                                                  ==============  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS




                                                     FOR THE SIX
                                                     MONTHS ENDED                                                  FOR THE PERIOD
                                                       6/30/04                   FOR THE YEARS ENDED                 8/8/00 1 TO
                                                     (UNAUDITED)            12/31/03         12/31/02     12/31/01    12/31/00
                                                    --------------  ---------------------  ------------  ----------  ----------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . . . . .  $        7.44   $               3.73   $      5.91   $    7.16   $   10.00
                                                    --------------  ---------------------  ------------  ----------  ----------

Income (loss) from investment operations:
Net investment loss. . . . . . . . . . . . . . . .          (0.02)                 (0.03)      (0.03)3       (0.03)      (0.02)
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . . . . .           0.10                   3.74         (2.15)      (1.22)      (2.82)
                                                    --------------  ---------------------  ------------  ----------  ----------
Total from investment operations . . . . . . . . .           0.08                   3.71         (2.18)      (1.25)      (2.84)
                                                    --------------  ---------------------  ------------  ----------  ----------
NET ASSET VALUE - END OF PERIOD. . . . . . . . . .  $        7.52   $               7.44   $      3.73   $    5.91   $    7.16
                                                    ==============  =====================  ============  ==========  ==========

Total return2. . . . . . . . . . . . . . . . . . .           1.08%                 99.46%      (36.89%)    (17.46%)    (28.40%)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
Expenses*. . . . . . . . . . . . . . . . . . . . .         1.20%4                   1.20%         1.20%       1.20%     1.18%4
Net investment loss. . . . . . . . . . . . . . . .       (0.64%)4                 (0.58%)       (0.71%)     (0.49%)   (0.71%)4

Portfolio turnover . . . . . . . . . . . . . . . .             26%                    83%          137%         63%         13%

NET ASSETS - END OF PERIOD (000's omitted) . . . .  $      21,999   $             20,032   $    10,178   $  53,071   $  66,624
                                                    ==============  =====================  ============  ==========  ==========





*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased as follows:





0.22%4  0.81%  0.41%  0.11%    N/A



1Recommencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the period. Periods less than one year are not annualized.
3Calculated  based  on  average  shares  outstanding  during  the  period.
4Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)


1.     ORGANIZATION

Technology Series (the "Series") is a no-load non-diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies in technology-based industries.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. On August 8, 2000, the Series resumed sales of shares to advisory clients and employees of the Advisor and its affiliates. The Series resumed offering shares directly to investors on May 18, 2004, as it had done previously from time to time.

The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2004, 1.16 billion shares have been designated in total among 21 series, of which 50 million have been designated as Technology Series common stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Notes  to  Financial  Statements  (unaudited)

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

OPTION  CONTRACTS
The Series may write (sell) or buy call or put options on securities and other financial instruments. When the Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the "exercise price") at any time during the option period. When the Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a "covered basis." This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When the Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

The Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by the Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered.

Notes  to  Financial  Statements  (unaudited)

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

The Advisor has contractually agreed, until at least April 30, 2005, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total expenses for the Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $23,277 for the six months ended June 30, 2004, which is reflected as a reduction of expenses on the Statement of Operations.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Notes  to  Financial  Statements  (unaudited)

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund will pay the Advisor an annual fee of 0.15% of the Fund's net assets up to $900 million, 0.11% for the Fund's net assets between $900 million and $1.5 billion, and 0.07% for the Fund's net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses will be charged. Expenses not directly attributable to a series will be allocated based on each series' relative net assets. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended June 30, 2004, purchases and sales of securities, other than short-term securities, were $5,256,414 and $5,167,077, respectively.

5.     OPTIONS  WRITTEN

A summary of obligations for written option contracts for the six months ended June 30, 2004 is as follows:



                                             PUT OPTIONS                             CALL OPTIONS
                              ---------------------------------------  -----------------------------------------
                              NUMBER OF CONTRACTS  PREMIUMS RECEIVED   NUMBER OF CONTRACTS    PREMIUMS RECEIVED
                              -------------------  ------------------  --------------------  -------------------
Balance at December 31, 2003                    -  $                -                  155   $           58,432
Options closed during 2004                      -                   -                 (155)             (58,432)
                              -------------------  ------------------  --------------------  -------------------
Balance at June 30, 2004                        -  $                -                    -   $                -
                              ===================  ==================  ====================  ===================



6.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  shares  of  Technology  Series  were:




                        FOR THE SIX MONTHS               FOR THE YEAR
                          ENDED 6/30/04                 ENDED 12/31/03
             -------------------------------------  -----------------------
                   SHARES              AMOUNT        SHARES       AMOUNT
             -------------------  ----------------  ---------  ------------
Sold                    482,524   $     3,615,146    333,226   $ 1,879,528
Repurchased            (249,993)       (1,872,275)  (365,849)   (1,995,207)
             -------------------  ----------------  ---------  ------------
Total                   232,531   $     1,742,871    (32,623)  $  (115,679)
             ===================  ================  =========  ============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

Notes to Financial Statements (unaudited)

7.     FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2004.

8.     FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

9.     TECHNOLOGY  SECURITIES

The Series may focus its investments in certain related technology industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

10.    FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

At December 31, 2003, the Series had capital loss carryovers available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:

LOSS  CARRYOVER                EXPIRATION  DATE
---------------                ----------------
$        701,981               December  31, 2008
$     10,047,586               December  31, 2009
$     36,793,969               December  31, 2010

At June 30, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:



Cost for federal income tax purposes  $15,641,105

Unrealized appreciation               $ 4,789,353
Unrealized depreciation                  (565,055)
                                      ------------
Net unrealized appreciation           $ 4,224,298
                                      ============


Literature  Requests

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request:

By  phone                                 1-800-466-3863
On  the  Securities  and  Exchange
Commission  (SEC)  web  site              http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------

Beginning no later than August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th will be available without charge, upon request:

By  phone                                 1-800-466-3863
On  the  SEC's  web  site                 http://www.sec.gov


PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. You may obtain these documents without charge, upon request:

By  phone                                 1-800-466-3863
On  the  SEC's  web  site                 http://www.sec.gov

Exeter  Fund,  Inc.
Semi-Annual  Report
June  30,  2004

World  Opportunities

Management  Discussion  and  Analysis  (unaudited)

DEAR  SHAREHOLDERS:

For the first six months of 2004, the World Opportunities Series outperformed its benchmarks. While the Series returned 9.21% for the period, the MSCI World Index returned 3.52% and the MSCI All Country World Index Free ex U.S. returned 4.10%.

The Series' objective is to seek long-term capital growth through investments in common stocks of companies located around the world. The securities are selected for the portfolio through a bottom-up approach to equity selection. All purchases are based on thorough company analysis, using our traditional investment strategies and pricing disciplines.

The strict implementation of the bottom-up strategies often keeps the Series' sector allocation underweight in some sectors and overweight in others relative to the benchmarks. The Series is overweight in the consumer staples sector, a more defensive sector. Many of the consumer staples sector stocks were purchased under our Profile Strategy, which seeks out companies with leading and defendable positions in their industry that allow them to earn above average returns and gain market share. The Series also increased its allocation of industrial stocks over the past several months, purchasing companies exhibiting Profile characteristics.

Our Bankable Deal Strategy searches out stocks selling well below their intrinsic value. Eventually the value should be realized through measures such as a leveraged buyout, an acquisition, or simply by price appreciation. Two stocks that had been purchased under this strategy, Nintendo Co. Ltd. and Merck KGaA, were sold this year after performing very well and reaching fair value.

The  Hurdle  Rate Strategy tends to focus on stocks that are cyclical in nature.
The number of positions bought under this strategy, especially in the basic materials sector, has been pared down dramatically. Many of the stocks were moving closer to peak multiples due to peak-like supply/demand characteristics of their respective cycles.

Good stock selection and sector allocation decisions were the factors behind the strong performance of the first half of the year, especially in the most recent quarter. As mentioned above, consumer staples stocks performed well and the Series benefited. Industrials, energy and health care sectors also were all overweight and outperformed. Telecommunication and utility stocks were underperformers, but the Series had relatively small investments in these areas relative to the benchmarks, and therefore they had a smaller impact on the portfolio.

We are cautious about the continuing recovery as global growth could easily slow before the end of the year, especially given an engineered tightening in China and a potential slowdown in the United States. The Series continues to maintain positions in attractively priced cyclical and defensive positions, although the defensive positions far outweigh the cyclical equities at this point in time. We expect that defensive stocks will continue to outperform in the impending economic environment.

We  wish  you  all  the  best  during  the  second  half  of  2004.

Sincerely,

Exeter  Asset  Management

Portfolio  Composition  as  of  June  30,  2004  (unaudited)

<graphic>
<pie  chart>



COUNTRY ALLOCATION*

Australia                                                          4.0%
Belgium                                                            2.0%
Brazil                                                             5.3%
Canada                                                             4.1%
France                                                             9.4%
Germany                                                            6.6%
Indonesia                                                          1.7%
Japan                                                              6.3%
Mexico                                                             4.5%
Netherlands                                                        4.5%
Norway                                                             6.7%
Switzerland                                                       12.7%
United Kingdom                                                    16.5%
Miscellaneous**                                                    6.6%
Cash, short-term investments, and other assets, less liabilities   9.1%




*As  a  percentage  of  net  assets.
**Miscellaneous
Austria
Bermuda
Guernsey
Hong  Kong
Ireland
South  Korea
Taiwan

<graphic>
<pie  chart>



SECTOR ALLOCATION*

Consumer Discretionary                                           21.1%
Consumer Staples                                                 24.3%
Energy                                                           10.7%
Health Care                                                       7.4%
Industrials                                                      10.6%
Information Technology                                            2.7%
Materials                                                         6.1%
Telecommunication Services                                        6.0%
Utilities                                                         2.0%
Cash, short-term investments, and other assets, less liabilities  9.1%



*As  a  percentage  of  net  assets.

Performance  Update  as  of  June  30,  2004  (unaudited)



                                                                          Average Annual Total Returns
                                                                               As of June 30, 2004
                                                           --------------------------------------------------
                                                                                                                 Growth of
                                                                       One                 Five      Since       a $10,000
                                                                       Year                Year   Inception1     Investment*
                                                           ----------------------------------------------------------------

Exeter Fund, Inc. - World Opportunities Series2                                   35.66%   7.64%       10.02%  $     21,104

Morgan Stanley Capital International (MSCI) World Index3                          24.00%  -1.70%        5.36%  $     14,991

Morgan Stanley Capital International (MSCI)
All Country World Index Free ex U.S.3                                             32.50%   0.91%        3.79%  $     13,342



*The  value  of  a  $10,000  investment  in  the  Exeter  Fund,  Inc.  -  World
Opportunities Series from its inception (9/6/96) to present (6/30/04) as compared to the MSCI World Index and the MSCI All Country World Index Free ex U.S.

<graphic>
<line  chart>

Data  for  line  chart  to  follow:



                 Exeter Fund, Inc.           MSCI                      MSCI
Date        World Opportunities Series   World Index   All Country World Index Free ex U.S.
9/6/96      $                    10,000  $     10,000  $                              10,000
12/31/96                         10,482        10,865                                 10,163
12/31/97                         11,301        12,578                                 10,370
12/31/98                         10,806        15,639                                 11,870
12/31/99                         15,385        19,539                                 15,538
12/31/00                         16,609        16,964                                 13,194
12/31/01                         16,559        14,110                                 10,622
12/31/02                         14,774        10,880                                  9,064
12/31/03                         19,324        14,482                                 12,817
6/30/04                          21,104        14,991                                 13,342



1Performance numbers for the Series are calculated from September 6, 1996, the Series' inception date. Prior to 2001, the MSCI World Index and the MSCI All Country World Index Free ex U.S. only published month-end numbers; therefore, performance numbers for the Indices are calculated from September 30, 1996. 2The Series' performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. The Series' performance is historical and may not be indicative of future results. 3The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance and consists of 23 developed market country indices. The Index returns assume daily reinvestment of dividends. The MSCI All Country World Index Free ex U.S. is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets and consists of 48 developed and emerging market country indices excluding the United States. The Index returns do not assume daily reinvestment of dividends. The Indices are denominated in U.S. Dollars and, unlike Series returns, do not reflect any fees or expenses.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)



                                                                     VALUE
                                                         SHARES     (NOTE 2)
                                                       ----------  -----------

COMMON STOCKS - 90.9%
CONSUMER DISCRETIONARY - 21.1%
HOTELS, RESTAURANTS & LEISURE - 4.9%
Club Mediterranee S.A.* (France). . . . . . . . . . .      89,600  $4,231,572
The Hongkong & Shanghai Hotels Ltd. (Hong Kong) . . .   1,300,000     787,581
Mandarin Oriental International Ltd.* (Bermuda) . . .   1,225,000     673,750
Shangri-La Asia Ltd. (Hong Kong). . . . . . . . . . .     996,000     970,561
                                                                   ----------
                                                                    6,663,464
                                                                   ----------

HOUSEHOLD DURABLES - 2.0%
Sony Corp. - ADR (Japan). . . . . . . . . . . . . . .      60,000   2,283,000
Waterford Wedgwood plc (Ireland). . . . . . . . . . .   1,950,000     419,221
                                                                   ----------
                                                                    2,702,221
                                                                   ----------
MEDIA - 10.6%
The News Corp. Ltd. - ADR (Australia) . . . . . . . .     166,000   5,458,080
Pearson plc (United Kingdom). . . . . . . . . . . . .     210,000   2,559,474
Reed Elsevier plc - ADR (United Kingdom). . . . . . .      81,000   3,187,350
VNU N.V. (Netherlands). . . . . . . . . . . . . . . .     113,000   3,289,100
                                                                   ----------
                                                                   14,494,004
                                                                   ----------


MULTILINE RETAIL - 1.8%
Organizacion Soriana S.A. de C.V. - Series B (Mexico)     808,775   2,412,161
                                                                   -----------

SPECIALTY RETAIL - 1.8%
Douglas Holding AG (Germany). . . . . . . . . . . . .      83,900   2,419,576
                                                                   ----------
                                                                   28,691,426
                                                                   ----------


CONSUMER STAPLES - 24.3%
BEVERAGES - 2.0%
Interbrew S.A.(Belgium) . . . . . . . . . . . . . . .      85,000   2,710,421
                                                                   -----------

FOOD & STAPLES RETAILING - 2.0%
Carrefour S.A. (France) . . . . . . . . . . . . . . .      55,450   2,696,515
                                                                   -----------

FOOD PRODUCTS - 10.5%
Cadbury Schweppes plc (United Kingdom). . . . . . . .     280,000   2,423,223
Nestle S.A. (Switzerland) . . . . . . . . . . . . . .      21,100   5,640,628
Unilever plc - ADR (United Kingdom) . . . . . . . . .     158,249   6,293,563
                                                                   ----------
                                                                   14,357,414
                                                                   ----------

HOUSEHOLD PRODUCTS - 4.6%
Henkel KGaA (Germany) . . . . . . . . . . . . . . . .      29,500   2,525,255
Kimberly-Clark de Mexico S.A. de C.V. - ADR (Mexico).     274,000   3,729,989
                                                                   ----------
                                                                    6,255,244
                                                                   ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)



                                                                                VALUE
                                                                   SHARES     (NOTE 2)
                                                                 ----------  -----------
CONSUMER STAPLES (continued)
PERSONAL PRODUCTS - 5.2%
Clarins S.A. (France) . . . . . . . . . . . . . . . . . . . . .      61,110  $3,982,962
Shiseido Co. Ltd. (Japan) . . . . . . . . . . . . . . . . . . .     246,000   3,108,344
                                                                             ----------
                                                                              7,091,306
                                                                             ----------
                                                                             33,110,900
                                                                             ----------

ENERGY - 10.7%
ENERGY EQUIPMENT & SERVICES - 8.9%
Abbot Group plc (United Kingdom). . . . . . . . . . . . . . . .     936,000   3,030,766
Compagnie Generale de Geophysique S.A. (CGG)* (France). . . . .      32,000   1,958,844
Precision Drilling Corp.* (Canada). . . . . . . . . . . . . . .      48,000   2,304,480
Smedvig ASA - Class A (Norway). . . . . . . . . . . . . . . . .     433,000   4,766,588
                                                                             ----------
                                                                             12,060,678
                                                                             ----------

OIL & GAS - 1.8%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil) . . . . . .      98,000   2,469,600
                                                                             ----------
                                                                             14,530,278
                                                                             ----------

HEALTH CARE - 7.4%
PHARMACEUTICALS - 7.4%
Novartis AG - ADR (Switzerland) . . . . . . . . . . . . . . . .     136,000   6,052,000
Schering AG (Germany) . . . . . . . . . . . . . . . . . . . . .      68,000   4,021,581
                                                                             ----------
                                                                             10,073,581
                                                                             ----------

INDUSTRIALS - 10.6%
AEROSPACE & DEFENSE - 1.4%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)      68,205   1,949,981
                                                                             ----------

COMMERCIAL SERVICES & SUPPLIES - 3.9%
Aggreko plc (United Kingdom). . . . . . . . . . . . . . . . . .     450,000   1,346,589
BWT AG (Austria). . . . . . . . . . . . . . . . . . . . . . . .      27,000     706,216
Quebecor World, Inc. (Canada) . . . . . . . . . . . . . . . . .     150,000   3,297,000
                                                                             ----------
                                                                              5,349,805
                                                                             ----------

CONSTRUCTION & ENGINEERING - 2.1%
Koninklijke Boskalis Westminster N.V. (Netherlands) . . . . . .     108,327   2,806,996
                                                                             ----------

MACHINERY - 3.2%
Tomra Systems ASA (Norway). . . . . . . . . . . . . . . . . . .     915,000   4,319,652
                                                                             ----------
                                                                             14,426,434
                                                                             ----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)



                                                                 SHARES/          VALUE
                                                            PRINCIPAL AMOUNT    (NOTE 2)
                                                            -----------------  -----------

INFORMATION TECHNOLOGY - 2.7%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)            233,884  $1,943,580
                                                                              -----------

SOFTWARE - 1.3%
Amdocs Ltd.* (Guernsey). . . . . . . . . . . . . . . . . .             77,000   1,804,110
                                                                              -----------
                                                                                3,747,690
                                                                              -----------
MATERIALS - 6.1%
CHEMICALS - 4.1%
Lonza Group AG* (Switzerland). . . . . . . . . . . . . . .            110,000   5,586,281
                                                                              -----------

PAPER & FOREST PRODUCTS - 2.0%
Aracruz Celulose S.A. - ADR (Brazil) . . . . . . . . . . .             85,000   2,776,100
                                                                              -----------
                                                                                8,362,381
                                                                              -----------
TELECOMMUNICATION SERVICES - 6.0%
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
PT Telekomunikasi Indonesia - ADR (Indonesia). . . . . . .            147,000   2,285,850
                                                                              -----------

WIRELESS TELECOMMUNICATION SERVICES - 4.3%
NTT DoCoMo, Inc. (Japan) . . . . . . . . . . . . . . . . .              1,765   3,162,792
Vodafone Group plc - ADR (United Kingdom). . . . . . . . .            125,000   2,762,500
                                                                              -----------
                                                                                5,925,292
                                                                              -----------
                                                                                8,211,142
                                                                              -----------
UTILITIES - 2.0%
ELECTRIC UTILITIES - 1.3%
Korea Electric Power Corp. (KEPCO) - ADR (South Korea) . .            195,000   1,786,200
                                                                              -----------

MULTI-UTILITIES & UNREGULATED POWER - 0.7%
International Power plc* (United Kingdom). . . . . . . . .            360,000     920,101
                                                                              -----------
                                                                                2,706,301
                                                                              -----------
TOTAL COMMON STOCKS
(Identified Cost $107,696,166) . . . . . . . . . . . . . .                    123,860,133
                                                                              -----------
SHORT-TERM INVESTMENTS - 8.9%
Dreyfus Treasury Cash Management - Institutional Shares. .          1,155,094   1,155,094
Fannie Mae Discount Note, 7/15/2004. . . . . . . . . . . .  $       6,500,000   6,497,548
U.S. Treasury Bill, 7/22/2004. . . . . . . . . . . . . . .          4,500,000   4,497,218
                                                                              -----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $12,149,860). . . . . . . . . . . . . . .                     12,149,860
                                                                              -----------



The  accompanying  notes  are  an  integral  part  of  the financial statements.

INVESTMENT  PORTFOLIO  -  JUNE  30,  2004  (UNAUDITED)



                                           VALUE
                                         (NOTE 2)
                                       -------------
TOTAL INVESTMENTS - 99.8%
(Identified Cost $119,846,026). . . .  $136,009,993

OTHER ASSETS, LESS LIABILITIES - 0.2%       287,366
                                       -------------
NET ASSETS - 100% . . . . . . . . . .  $136,297,359
                                       =============





*Non-income  producing  security
ADR  -  American  Depository  Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 16.5%; Switzerland - 12.7%.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  ASSETS  AND  LIABILITIES  (UNAUDITED)

JUNE  30,  2004





ASSETS:
Investments, at value (identified cost $119,846,026) (Note 2). .  $136,009,993
Foreign currency, at value (cost $37,810). . . . . . . . . . . .        37,809
Receivable for fund shares sold. . . . . . . . . . . . . . . . .       192,632
Dividends receivable . . . . . . . . . . . . . . . . . . . . . .       130,352
Foreign tax reclaims receivable. . . . . . . . . . . . . . . . .       101,729
Prepaid expenses . . . . . . . . . . . . . . . . . . . . . . . .         7,218
                                                                  ------------
TOTAL ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   136,479,733
                                                                  ------------

LIABILITIES:

Accrued management fees (Note 3) . . . . . . . . . . . . . . . .       109,153
Accrued fund accounting and transfer agent service fees (Note 3)        15,007
Accrued transfer agent fees (Note 3) . . . . . . . . . . . . . .         5,860
Accrued fund accounting fees (Note 3). . . . . . . . . . . . . .           124
Payable for fund shares repurchased. . . . . . . . . . . . . . .        33,788
Audit fees payable . . . . . . . . . . . . . . . . . . . . . . .        18,442
                                                                  ------------
TOTAL LIABILITIES. . . . . . . . . . . . . . . . . . . . . . . .       182,374
                                                                  ------------
TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $136,297,359
                                                                  ============
NET ASSETS CONSIST OF:

Capital stock. . . . . . . . . . . . . . . . . . . . . . . . . .  $    182,358
Additional paid-in-capital . . . . . . . . . . . . . . . . . . .   114,956,534
Undistributed net investment income. . . . . . . . . . . . . . .     1,484,039
Accumulated net realized gain on investments, foreign currency,
and other assets and liabilities . . . . . . . . . . . . . . . .     3,504,780
Net unrealized appreciation on investments, foreign currency,
and other assets and liabilities . . . . . . . . . . . . . . . .    16,169,648
                                                                  ------------

TOTAL NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . .  $136,297,359
                                                                  ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PRICE PER SHARE - CLASS A ($136,297,359/18,235,840 shares) . . .  $       7.47
                                                                  ============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENT  OF  OPERATIONS  (UNAUDITED)

FOR  THE  SIX  MONTHS  ENDED  JUNE  30,  2004





INVESTMENT INCOME:
Dividends (net of foreign tax withheld, $150,880). . . .  $ 1,675,757
Interest . . . . . . . . . . . . . . . . . . . . . . . .       37,861
                                                          ------------
Total Investment Income. . . . . . . . . . . . . . . . .    1,713,618
                                                          ------------

EXPENSES:

Management fees (Note 3) . . . . . . . . . . . . . . . .      642,150
Fund accounting and transfer agent service fees (Note 3)       89,105
Transfer agent fees (Note 3) . . . . . . . . . . . . . .       17,020
Directors' fees (Note 3) . . . . . . . . . . . . . . . .        3,330
Fund accounting fees (Note 3). . . . . . . . . . . . . .          895
Custodian fees . . . . . . . . . . . . . . . . . . . . .       21,235
Miscellaneous. . . . . . . . . . . . . . . . . . . . . .       33,622
                                                          ------------
Total Expenses . . . . . . . . . . . . . . . . . . . . .      807,357
                                                          ------------
NET INVESTMENT INCOME. . . . . . . . . . . . . . . . . .      906,261
                                                          ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:

Net realized gain on -
Investments. . . . . . . . . . . . . . . . . . . . . . .   12,042,136
Foreign currency and other assets and liabilities. . . .       13,225
                                                          ------------
                                                           12,055,361
                                                          ------------

Net change in unrealized appreciation on -
Investments. . . . . . . . . . . . . . . . . . . . . . .   (1,624,502)
Foreign currency and other assets and liabilities. . . .      (12,586)
                                                          ------------
                                                           (1,637,088)
                                                          ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . .   10,418,273
                                                          ------------

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS . . . . . . . . . . . . . . . . . . . . . . .  $11,324,534
                                                          ============




The  accompanying  notes  are  an  integral  part  of  the financial statements.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS



                                                         FOR THE SIX
                                                         MONTHS ENDED      FOR THE
                                                           6/30/04       YEAR ENDED
                                                         (UNAUDITED)      12/31/03
                                                        -------------    -----------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income. . . . . . . . . . . . . . . . .  $     906,261   $  1,174,976
Net realized gain (loss) on investments. . . . . . . .     12,055,361     (2,830,493)
Net change in unrealized appreciation on investments .     (1,637,088)    29,084,877
                                                        --------------  -------------

Net increase from operations . . . . . . . . . . . . .     11,324,534     27,429,360
                                                        --------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS
(NOTE 8):

From net investment income . . . . . . . . . . . . . .              -       (964,445)
From net realized gain on investments. . . . . . . . .              -        (79,382)
                                                        --------------  -------------

Total distributions to shareholders. . . . . . . . . .              -     (1,043,827)
                                                        --------------  -------------

CAPITAL STOCK ISSUED AND
REPURCHASED:

Net increase from capital share transactions
(Note 5) . . . . . . . . . . . . . . . . . . . . . . .      5,127,543     14,687,462
                                                        --------------  -------------

Net increase in net assets . . . . . . . . . . . . . .     16,452,077     41,072,995

NET ASSETS:

Beginning of period. . . . . . . . . . . . . . . . . .    119,845,282     78,772,287
                                                        --------------  -------------

END OF PERIOD (including undistributed net investment
income of $1,484,039 and $577,778, respectively) . . .  $ 136,297,359   $119,845,282
                                                        ==============  =============



The  accompanying  notes  are  an  integral  part  of  the financial statements.

FINANCIAL  HIGHLIGHTS




                                               FOR THE SIX
                                               MONTHS ENDED
                                                 6/30/04                              FOR THE YEARS ENDED
                                               (UNAUDITED)          12/31/03     12/31/02    12/31/01    12/31/00    12/31/99
                                              --------------       -----------  ----------  ----------  ----------  ---------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING OF PERIOD. . . .  $        6.84        $    5.28     $  5.98    $   6.18    $    9.30   $   8.55
                                              --------------       -----------  ----------  ----------  ----------  ---------
Income (loss) from investment operations:
Net investment income. . . . . . . . . . . .           0.05             0.06        0.06        0.06         0.42       0.39
Net realized and unrealized gain (loss) on
investments. . . . . . . . . . . . . . . . .           0.58             1.56       (0.71)      (0.09)        0.27       3.16
                                              --------------       -----------  ----------  ----------  ----------  ---------
Total from investment operations . . . . . .           0.63             1.62       (0.65)      (0.03)        0.69       3.55
                                              --------------       -----------  ----------  ----------  ----------  ---------
Less distributions to shareholders:
From net investment income . . . . . . . . .              -            (0.06)          -       (0.17)       (0.99)     (0.28)
From net realized gain on investments. . . .              -              - 2       (0.05)          -        (2.82)     (2.52)
                                              --------------       -----------  ----------  ----------  ----------  ---------
Total distributions to shareholders. . . . .              -            (0.06)      (0.05)      (0.17)       (3.81)     (2.80)
                                              --------------       -----------  ----------  ----------  ----------  ---------
NET ASSET VALUE - END OF PERIOD. . . . . . .  $        7.47         $   6.84   $    5.28   $    5.98   $     6.18   $   9.30
                                              ==============       ===========  ==========  ==========  ==========  =========

Total return1. . . . . . . . . . . . . . . .           9.21%           30.80%     (10.78%)     (0.30%)       7.96%     42.37%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
DATA:
Expenses . . . . . . . . . . . . . . . . . .         1.26%3            1.27%*        1.30%       1.21%       1.19%      1.15%
Net investment income. . . . . . . . . . . .         1.41%3            1.25%         1.10%       0.95%       1.61%      2.19%

Portfolio turnover . . . . . . . . . . . . .             27%            31%           41%         42%         52%        23%

NET ASSETS - END OF PERIOD (000's omitted) .  $     136,297        $  119,845   $  78,772   $  83,196   $  83,843   $117,248
                                              ==============       ===========  ==========  ==========  ==========  =========





*The investment advisor did not impose all of its management fee. If these expenses had been incurred by the Series, the expense ratio (to average net assets) for the year ended 12/31/03 would have been increased by 0.01%.

1Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the year ended 12/31/03. Periods less than one year are not annualized.
2Less  than  $0.01  per  share.
3Annualized.

The  accompanying  notes  are  an  integral  part  of  the financial statements.

Notes  to  Financial  Statements  (unaudited)

1.     ORGANIZATION

World Opportunities Series (the "Series") is a no-load diversified series of Exeter Fund, Inc. (the "Fund"). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series' investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.

The Series is authorized to issue five classes of shares (Class A, B, C, D and E). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund's Advisor is Manning & Napier Advisors, Inc. (the "Advisor"), doing business as Exeter Asset Management. Shares of the Series are offered to investors, employees and clients of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 1.7 billion shares of common stock each having a par value of $0.01. As of June 30, 2004, 1.16 billion shares have been designated in total among 21 series, of which 37.5 million have been designated as World Opportunities Series Class A common stock.

2.     SIGNIFICANT  ACCOUNTING  POLICIES

SECURITY  VALUATION
Portfolio securities, including domestic equities, foreign equities and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund's pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Securities for which representative valuations or prices are not available from the Fund's pricing service may be valued at fair value. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund's Board of Directors.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value.

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES
Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income and expenses are recorded on an accrual basis.

Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund's Directors, taking into consideration, among other things, the nature and type of expense.

Notes  to  Financial  Statements  (unaudited)

SECURITY  TRANSACTIONS,  INVESTMENT  INCOME  AND  EXPENSES  (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

FOREIGN  CURRENCY  TRANSLATION
The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

FEDERAL  TAXES
The Series' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

DISTRIBUTIONS  OF  INCOME  AND  GAINS
Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual  results  could  differ  from  those  estimates.

3.     TRANSACTIONS  WITH  AFFILIATES

The Fund has an Investment Advisory Agreement (the "Agreement") with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series' average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series' organization. The Advisor also provides the Fund with necessary office space and fund administration services. The salaries of all officers of the Fund, and of all Directors who are "affiliated persons" of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each "non-affiliated" Director receives an annual stipend, which is

Notes to Financial Statements (unaudited) allocated among all the active series of the Fund. In addition, these Directors also receive a per meeting fee for each active series of the Fund plus a fee for each committee meeting.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund's shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Effective November 1, 2003, the Master Services Agreement between the Fund and the Advisor, which covers fund accounting services and transfer agent services, was amended. Under the amended agreement, for providing these services, the Fund will pay the Advisor an annual fee of 0.15% of the Fund's net assets up to $900 million, 0.11% for the Fund's net assets between $900 million and $1.5 billion, and 0.07% for the Fund's net assets over $1.5 billion. These fee rates are scheduled to be reduced each year through 2007. Additionally, certain transaction and account-based fees and out-of-pocket expenses will be charged. Expenses not directly attributable to a series will be allocated based on each series' relative net assets. The Advisor has an agreement with BISYS Fund Services Ohio, Inc. ("BISYS") under which BISYS serves as sub-accounting services and sub-transfer agent.

4.     PURCHASES  AND  SALES  OF  SECURITIES

For the six months ended June 30, 2004, purchases and sales of securities, other than short-term securities, were $31,864,284 and $36,317,758, respectively.

5.     CAPITAL  STOCK  TRANSACTIONS

Transactions  in  Class  A  shares  of  World  Opportunities  Series  were:





                       FOR THE SIX MONTHS                  FOR THE YEAR
                         ENDED 6/30/04                    ENDED 12/31/03
             -------------------------------------   ------------------------

                   SHARES              AMOUNT         SHARES        AMOUNT
             -------------------  ----------------  -----------  ------------
Sold                  1,603,508   $    11,542,533    3,767,842   $21,139,224
Reinvested                    -                 -      161,466     1,014,309
Repurchased            (886,031)       (6,414,990)  (1,320,221)   (7,466,071)
             -------------------  ----------------  -----------  ------------
Total                   717,477   $     5,127,543    2,609,087   $14,687,462
             ===================  ================  ===========  ============



Substantially all of the Series' shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.     FINANCIAL  INSTRUMENTS

The Series may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. No such investments were held by the Series on June 30, 2004.

Notes  to  Financial  Statements  (unaudited)

7.     FOREIGN  SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the United States Government.

8.     FEDERAL  INCOME  TAX  INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series' net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2003 were as follows:



Ordinary income  $1,043,827



For the year ended December 31, 2003, the Series elected to defer $2,410,977 of capital losses attributable to Post-October losses.

At December 31, 2003, the Series had a capital loss carryover of $6,139,604, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on December 31, 2011.

At June 30, 2004, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:




Cost for federal income tax purposes  $119,846,026

Unrealized appreciation               $ 19,498,845
Unrealized depreciation                 (3,334,878)
                                      -------------
Net unrealized appreciation           $ 16,163,967
                                      =============

[This  page  intentionally  left  blank]

[This  page  intentionally  left  blank]

LITERATURE  REQUESTS

PROXY  VOTING  POLICIES  AND  PROCEDURES
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request:

By  phone                                            1-800-466-3863
On  the  Securities  and  Exchange
Commission  (SEC)  web  site                         http://www.sec.gov


PROXY  VOTING  RECORD
--------------------------------------------------------------------------------

Beginning no later than August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th will be available without charge, upon request:

By  phone                                            1-800-466-3863
On  the  SEC's  web  site                            http://www.sec.gov


PROSPECTUS  AND  STATEMENT  OF  ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. You may obtain these documents without charge, upon request:

By  phone                                            1-800-466-3863
On  the  SEC's  web  site                            http://www.sec.gov

ITEM  2:  CODE OF ETHICS

Not applicable for Semi-Annual reports.

ITEM  3:  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual reports.

ITEM  4:  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual reports.

ITEM 5:  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM  6:  SCHEDULE OF INVESTMENTS

See Investment Portfolios under Item 1 on this Form N-CSR.

ITEM  7:  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM  9:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Governance and Nominating Committee (the "Committee") is to identify and recommend individuals for membership on the Board. Shareholders may recommend candidates for Board following the procedures outlined as follows:

1. A stockholder or group of stockholders (referred to in either case as a "Nominating Stockholder") that, individually or as a group, has beneficially owned at least 5% of the Fund's common stock for at least two years prior to the date the Nominating Stockholder submits a candidate for nomination as a Director may submit one candidate to the Committee for consideration at an annual meeting of stockholders.
2. The Nominating Stockholder must submit any such recommendation (a "Stockholder Recommendation") in writing to the Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund.
3. The Stockholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Fund not less than the date specified in a public notice by the Fund. Such public notice shall be made at least 30 calendar days prior to the deadline for submission of Stockholder Recommendations. Such public notice may be given in a stockholder report or other mailing to stockholders or by any other means deemed by the Committee or the Board of Directors to be reasonably calculated to inform stockholders.
4. The Stockholder Recommendation must include: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the person recommended by the Nominating Stockholder (the "candidate"); (B) any position or business relationship of the candidate, currently or within the preceding five years, with the Nominating Stockholder or an Associated Person of the Nominating Stockholder (as defined below); (C) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate, as reported to such Nominating Stockholder by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations promulgated thereunder; (E) whether the Nominating Stockholder believes that the candidate is or will be an "interested person" of the Fund (as defined in the 1940 Act) and, if believed not to be an "interested person," information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate's knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background ; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors' and officers' questionnaire if elected; (iv) the Nominating Stockholder's consent to be named as such by the Fund; (v) the class or series and number of all shares of the Fund owned beneficially and of record by the Nominating Stockholder and any Associated Person of the Nominating Stockholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund's record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the Nominating Stockholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the Nominating Stockholder. "Associated Person of the Nominating Stockholder" as used in this paragraph 4 means any person required to be identified pursuant to clause (vi) and any other person controlling, controlled by or under common control with, directly or indirectly,
(a) the Nominating Stockholder or (b) any person required to be identified pursuant to clause (vi).
5. The Committee may require the Nominating Stockholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 4 above or to determine the qualifications and eligibility of the candidate proposed by the Nominating Stockholder to serve on the Board. If the Nominating Stockholder fails to provide such other information in writing within seven days of receipt of written request from the Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

ITEM 10:  CONTROLS  AND  PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds' last fiscal half-year, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM  11:  EXHIBITS

(a)(1)  Not applicable for Semi-Annual reports.

(a)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

(b) A certification of the Registrant's principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities
Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exeter  Fund,  Inc.


/s/  B.  Reuben  Auspitz
B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
August 27,  2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/  B.  Reuben  Auspitz
B.  Reuben  Auspitz
President  &  Principal  Executive  Officer  of  Exeter  Fund,  Inc.
August 27,  2004

/s/  Christine  Glavin
Christine  Glavin
Chief Financial Officer & Principal Financial Officer of Exeter Fund. Inc. August 27, 2004